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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5032

BARON INVESTMENT FUNDS TRUST f/k/a

BARON ASSET FUND

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel

c/o Baron Investment Funds Trust

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: September 30

Date of reporting period: September 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 5th Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2569 (5-07)

Item 1. Report to Stockholders.

Baron Asset Fund

Baron Growth Fund

Baron Small Cap Fund

Baron Opportunity Fund

Baron Fifth Avenue Growth Fund

Baron Discovery Fund

Baron Durable Advantage Fund

September 30, 2021

Baron Funds®

Baron Investment Funds Trust

Annual Financial Report

DEAR BARON INVESTMENT FUNDS SHAREHOLDER:

In this report, you will find audited financial statements for Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund (the “Funds”) for the year ended September 30, 2021. The U.S. Securities and Exchange Commission (the “SEC”) requires mutual funds to furnish these statements semi-annually to their shareholders. We hope you find these statements informative and useful.

We thank you for choosing to join us as fellow shareholders in Baron Funds. We will continue to work hard to justify your confidence.

Sincerely,

Ronald Baron Chief Executive Officer November 23, 2021	Linda S. Martinson Chairman, President and Chief Operating Officer November 23, 2021	Peggy Wong Treasurer and Chief Financial Officer November 23, 2021

This Annual Financial Report is for the Baron Investment Funds Trust, which currently has seven series: Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund. If you are interested in Baron Select Funds, which contains the Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Advantage Fund, Baron Real Estate Income Fund, Baron WealthBuilder Fund, Baron Health Care Fund, Baron FinTech Fund, and Baron New Asia Fund series, please visit the Funds’ website at www.BaronFunds.com or contact us at 1-800-99BARON.

The Funds’ Proxy Voting Policy is available without charge and can be found on the Funds’ website at www.BaronFunds.com, by clicking on the “Regulatory Documents” link at the bottom left corner of the homepage or by calling 1-800-99BARON and on the SEC’s website at www.sec.gov. The Funds’ most current proxy voting record, Form N-PX, is also available on the Funds’ website and on the SEC’s website.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. Schedules of portfolio holdings current to the most recent quarter are also available on the Funds’ website.

Some of the comments contained in this report are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “estimate,” “may,” “expect,” “should,” “could,” “believe,” “plan” and other similar terms. We cannot promise future returns and our opinions are a reflection of our best judgment at the time this report is compiled.

The views expressed in this report reflect those of BAMCO, Inc. (“BAMCO” or the “Adviser”) only through the end of the period stated in this report. The views are not intended as recommendations or investment advice to any person reading this report and are subject to change at any time without notice based on market and other conditions.

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost. For more complete information about Baron Funds, including charges and expenses, call, write or go to www.BaronFunds.com for a prospectus or summary prospectus. Read them carefully before you invest or send money. This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds, unless accompanied or preceded by the Funds’ current prospectus or summary prospectus.

Baron Asset Fund (Unaudited)	September 30, 2021

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON ASSET FUND (RETAIL SHARES)

IN RELATION TO THE RUSSELL MIDCAP GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED SEPTEMBER 30, 2021
	One Year	Three Years	Five Years	Ten Years	Since Inception (June 12, 1987)
Baron Asset Fund — Retail Shares[1,2]	24.96%	18.41%	20.13%	17.69%	12.35%
Baron Asset Fund — Institutional Shares[1,2,4]	25.29%	18.72%	20.45%	18.00%	12.46%
Baron Asset Fund — R6 Shares[1,2,4]	25.28%	18.72%	20.44%	18.00%	12.46%
Russell Midcap Growth Index[1]	30.45%	19.14%	19.27%	17.54%	11.08%	[3]
S&P 500 Index[1]	30.00%	15.99%	16.90%	16.63%	10.46%

[1]

The Russell MidcapTM Growth Index measures the performance of medium-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results. The indexes are unmanaged. The index performance is not Fund performance; one cannot invest directly into an index.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]	For the period June 30, 1987 to September 30, 2021.

[4]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

September 30, 2021 (Unaudited)	Baron Asset Fund

TOP TEN HOLDINGS AS OF SEPTEMBER 30, 2021

Percent of Net Assets
Gartner, Inc.	7.4%
IDEXX Laboratories, Inc.	6.8%
Mettler-Toledo International, Inc.	4.3%
Vail Resorts, Inc.	3.3%
ANSYS, Inc.	3.2%
Bio-Techne Corporation	3.1%
Verisk Analytics, Inc.	3.1%
West Pharmaceutical Services, Inc.	3.1%
CoStar Group, Inc.	3.0%
Ceridian HCM Holding Inc.	3.0%

40.3%

SECTOR BREAKDOWN AS OF SEPTEMBER 30, 2021†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the 12 months ended September 30, 2021, Baron Asset Fund1 increased 24.96%, while the Russell Midcap Growth Index rose 30.45% and the S&P 500 Index rose 30.00%.

Baron Asset Fund invests primarily in medium-sized growth companies for the long term, using a value-oriented purchase discipline. The Fund purchases companies that we believe have sustainable competitive advantages, strong financial characteristics, and exceptional management; and operate in industries with favorable growth characteristics.

U.S. markets mostly continued their upward trajectory from the March 2020 trough throughout the period. Positive news on vaccines kicked things off, exciting investors about the prospects of a return to normalcy. Additional fiscal and monetary support as well as strong corporate profits and continued low interest rates also kept the rally going. All these factors helped outweigh concerns about inflation, supply chain issues, labor shortages, and the surge of the COVID-19 Delta variant for much of the period.

Health Care, Information Technology, and Financials investments contributed the most. No sector detracted from performance.

Gartner, Inc. was the top contributor. After taking a hit during the pandemic due to the shutdown of its events business, shares of this provider of syndicated research increased on financial results that bested analyst forecasts. Growth in the research business has stabilized and is poised to return to double-digit levels. We expect improved revenue growth combined with renewed focus on cost control will drive margin expansion and enhanced free cash flow generation. Gartner’s balance sheet is in excellent shape, and we expect an acceleration in repurchases.

Wix.com Ltd. was the top detractor. Shares of the leading provider of software that helps micro-businesses build and maintain their websites declined later in the period after the company reported financial results that showed some slowdown in new customer additions as a result of lapping accelerated COVID-19 trends. We retain conviction in Wix’s long-term opportunity as it enables small businesses to transition online in a post-pandemic world.

The economic and investment outlook is more uncertain than in the last few quarters. Headwinds, including supply chain disruptions, workforce shortages, rising interest rates, and inflation, seem less likely to resolve quickly. The Federal Reserve has signaled a less accommodating monetary policy going forward. These concerns notwithstanding, we still expect economic growth to be strong through the end of this year and into 2022 as the pandemic wanes and normalcy returns. We think our companies will be able to handle near-term cost pressures and profits will revert to uptrends. We do believe inflation will stay elevated and interest rates will trend higher.

We continue to adhere to our longstanding investment methodology while working hard to identify beneficiaries of secular trends in technology and consumer preferences, many of which have been accelerated by the pandemic. We remain optimistic that this approach will generate strong performance for our portfolio, regardless of the economic climate.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Growth Fund (Unaudited)	September 30, 2021

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON GROWTH FUND (RETAIL SHARES)

IN RELATION TO THE RUSSELL 2000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED SEPTEMBER 30, 2021
	One Year	Three Years	Five Years	Ten Years	Since Inception (December 31, 1994)
Baron Growth Fund — Retail Shares[1,2]	36.19%	19.45%	20.85%	17.33%	14.11%
Baron Growth Fund — Institutional Shares[1,2,3]	36.55%	19.75%	21.16%	17.64%	14.25%
Baron Growth Fund — R6 Shares[1,2,3]	36.56%	19.75%	21.16%	17.64%	14.25%
Russell 2000 Growth Index[1]	33.27%	11.70%	15.34%	15.74%	8.89%
S&P 500 Index[1]	30.00%	15.99%	16.90%	16.63%	10.82%

[1]

The Russell 2000® Growth Index measures the performance of small-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results. The indexes are unmanaged. The index performance is not Fund performance; one cannot invest directly into an index.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

September 30, 2021 (Unaudited)	Baron Growth Fund

TOP TEN HOLDINGS AS OF SEPTEMBER 30, 2021

Percent of Net Assets
MSCI, Inc.	11.0%
Vail Resorts, Inc.	7.3%
Gartner, Inc.	5.2%
FactSet Research Systems, Inc.	5.1%
CoStar Group, Inc.	5.0%
IDEXX Laboratories, Inc.	4.8%
Penn National Gaming, Inc.	4.6%
Bio-Techne Corporation	4.5%
ANSYS, Inc.	4.3%
Choice Hotels International, Inc.	4.1%

55.9%

SECTOR BREAKDOWN AS OF SEPTEMBER 30, 2021†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the 12 months ended September 30, 2021, Baron Growth Fund1 increased 36.19%, while the Russell 2000 Growth Index increased 33.27% and the S&P 500 Index increased 30.00%.

Baron Growth Fund invests primarily in small-sized U.S. growth companies for the long term. Through independent research, we utilize an investment approach that we believe allows us to look at a business’s fundamental characteristics and beyond the current market environment. We invest based on the potential profitability of a business at what we believe are attractive valuations.

U.S. markets mostly continued their upward trajectory from the March 2020 trough throughout the period. Positive news on vaccines kicked things off, exciting investors about the prospects of a return to normalcy. Additional fiscal and monetary support as well as strong corporate profits and continued low interest rates also kept the rally going. All these factors helped outweigh concerns about inflation, supply chain issues, labor shortages, and the surge of the COVID-19 Delta variant for much of the period.

Financials, Health Care, and Consumer Discretionary contributed the most. Materials was a slight detractor.

MSCI, Inc. was the top contributor. Shares of this leading provider of investment decision support tools rose on strong earnings results and optimism from management regarding the economic and market backdrop going forward. MSCI also enhanced its private markets capabilities with the acquisition of Real Capital Analytics. We retain long-term conviction as the company owns strong, “all weather” franchises and remains positioned, in our view, to benefit from numerous secular tailwinds in the investment community.

Specialty insurer Kinsale Capital Group, Inc. was the top detractor. The stock more than doubled from March through November of 2020, which may have led to profit-taking in the period. In addition, the stock migrated from a small-cap to a mid-cap index, which likely led to forced selling from small-cap funds. We continue to own Kinsale because we believe the company has a long runway for growth in an attractive segment of the insurance market.

The economic and investment outlook is more uncertain than in the last few quarters. Headwinds, including supply chain disruptions, workforce shortages, rising interest rates, and inflation, seem less likely to resolve quickly. The Federal Reserve has signaled a less accommodating monetary policy going forward. These concerns notwithstanding, we still expect economic growth to be strong through the end of this year and into 2022 as the pandemic wanes and normalcy returns. We think our companies will be able to handle near-term cost pressures and profits will revert to uptrends. We do believe inflation will stay elevated and interest rates will trend higher.

We continue to adhere to our longstanding investment methodology while working hard to identify beneficiaries of secular trends in technology and consumer preferences, many of which have been positively impacted by the pandemic. We remain optimistic that this approach will generate strong performance for our portfolio, regardless of the economic climate.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Small Cap Fund (Unaudited)	September 30, 2021

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON SMALL CAP FUND (RETAIL SHARES)

IN RELATION TO THE RUSSELL 2000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED SEPTEMBER 30, 2021
	One Year	Three Years	Five Years	Ten Years	Since Inception (September 30, 1997)
Baron Small Cap Fund — Retail Shares[1,2]	29.77%	17.55%	19.98%	16.85%	11.43%
Baron Small Cap Fund — Institutional Shares[1,2,3]	30.11%	17.86%	20.29%	17.15%	11.58%
Baron Small Cap Fund — R6 Shares[1,2,3]	30.09%	17.86%	20.29%	17.15%	11.58%
Russell 2000 Growth Index[1]	33.27%	11.70%	15.34%	15.74%	7.32%
S&P 500 Index[1]	30.00%	15.99%	16.90%	16.63%	8.53%

[1]

The Russell 2000® Growth Index measures the performance of small-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results. The indexes are unmanaged. The index performance is not Fund performance; one cannot invest directly into an index.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

September 30, 2021 (Unaudited)	Baron Small Cap Fund

TOP TEN HOLDINGS AS OF SEPTEMBER 30, 2021

Percent of Net Assets
Gartner, Inc.	5.4%
ICON Plc	3.7%
ASGN Incorporated	3.3%
Installed Building Products, Inc.	3.0%
SiteOne Landscape Supply, Inc.	3.0%
Floor & Decor Holdings, Inc.	2.8%
Vertiv Holdings, LLC	2.8%
Guidewire Software, Inc.	2.7%
DexCom, Inc.	2.1%
SBA Communications Corp.	2.0%

30.8%

SECTOR BREAKDOWN AS OF SEPTEMBER 30, 2021†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the 12 months ended September 30, 2021, Baron Small Cap Fund1 increased 29.77%, while the Russell 2000 Growth Index increased 33.27% and the S&P 500 Index increased 30.00%.

Baron Small Cap Fund invests primarily in small-cap growth companies for the long term. The Fund invests in what we believe are well-run small-cap growth businesses that can be purchased at prices that represent a significant discount to our assessment of future value.

U.S. markets mostly continued their upward trajectory from the March 2020 trough throughout the period. Positive news on vaccines kicked things off, exciting investors about the prospects of a return to normalcy. Additional fiscal and monetary support as well as strong corporate profits and continued low interest rates also kept the rally going. All these factors helped outweigh concerns about inflation, supply chain issues, labor shortages, and the surge of the COVID-19 Delta variant for much of the period.

Holdings in Information Technology, Industrials, and Health Care contributed the most. Real Estate investments detracted slightly.

Gartner, Inc. was the top contributor. After taking a hit during the pandemic due to the shutdown of its events business, shares of this provider of syndicated research increased on financial results that bested analyst forecasts. Growth in the research business has stabilized and is poised to return to double-digit levels. We expect improved revenue growth combined with renewed focus on cost control will drive margin expansion and enhanced free cash flow generation. Gartner’s balance sheet is in excellent shape, and we expect an acceleration in repurchases.

Clarivate Plc, a provider of IP and scientific information, tools, and services, was the top detractor. The stock fell on mixed financial results coupled with a broader rotation out of high-growth technology-related stocks that benefited earlier in the pandemic. The disclosure of a second request from the Federal Trade Commission on Clarivate’s pending acquisition of ProQuest also weighed on shares. We believe the ProQuest acquisition will close and Clarivate will be a steady earnings compounder with M&A optionality, which should drive solid returns over a multi-year period.

The economic and investment outlook is more uncertain than in the last few quarters. Headwinds, including supply chain disruptions, workforce shortages, rising interest rates, and inflation, seem less likely to resolve quickly. The Federal Reserve has signaled a less accommodating monetary policy going forward. These concerns notwithstanding, we still expect economic growth to be strong through the end of this year and into 2022 as the pandemic wanes and normalcy returns. We do believe inflation will stay elevated and interest rates will trend higher.

Even when the macroeconomic picture gets confusing, we believe the most important thing to focus on is the actual performance of our holdings. We think our companies will be able to handle near-term cost pressures and profits will revert to uptrends. None of the macro factors we discuss above should obscure the fact that we are in an era of great opportunity, and we believe our companies will continue to thrive and grow their value.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Opportunity Fund (Unaudited)	September 30, 2021

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON OPPORTUNITY FUND† (RETAIL SHARES)

IN RELATION TO THE RUSSELL 3000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED SEPTEMBER 30, 2021
	One Year	Three Years	Five Years	Ten Years	Since Inception (February 29, 2000)
Baron Opportunity Fund — Retail Shares[1,2]	33.58%	33.88%	32.60%	21.19%	10.60%
Baron Opportunity Fund — Institutional Shares[1,2,3]	33.91%	34.26%	32.95%	21.52%	10.77%
Baron Opportunity Fund — R6 Shares[1,2,3]	33.94%	34.26%	32.96%	21.53%	10.77%
Russell 3000 Growth Index[1]	27.57%	21.27%	22.30%	19.40%	6.96%
S&P 500 Index[1]	30.00%	15.99%	16.90%	16.63%	7.51%

†

The Fund’s 3-, 5-, and 10-year historical performance was impacted by gains from IPOs, and there is no guarantee that these results can be repeated or that the Fund’s level of participation in IPOs will be the same in the future.

[1]

The Russell 3000® Growth Index measures the performance of those companies classified as growth among the largest 3,000 U.S. companies, and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results. The indexes are unmanaged. The index performance is not Fund performance; one cannot invest directly into an index.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2032, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

September 30, 2021 (Unaudited)	Baron Opportunity Fund

TOP TEN HOLDINGS AS OF SEPTEMBER 30, 2021

Percent of Net Assets
Microsoft Corporation	8.6%
Alphabet Inc.	6.5%
Amazon.com, Inc.	4.9%
Tesla, Inc.	3.3%
ZoomInfo Technologies Inc.	3.0%
Acceleron Pharma Inc.	2.8%
Ceridian HCM Holding Inc.	2.7%
NVIDIA Corporation	2.6%
Gartner, Inc.	2.5%
argenx SE	2.1%

39.0%

SECTOR BREAKDOWN AS OF SEPTEMBER 30, 2021†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the 12 months ended September 30, 2021, Baron Opportunity Fund1 increased 33.58%, while the Russell 3000 Growth Index increased 27.57% and the S&P 500 Index increased 30.00%.

Baron Opportunity Fund invests primarily in U.S. growth companies that we believe are driving or benefiting from innovation through development of pioneering, transformative, or technologically advanced products and services. The Fund invests in high-growth businesses of any market capitalization, selected for their capital appreciation potential.

U.S. markets mostly continued their upward trajectory from the March 2020 trough throughout the period. Positive news on vaccines kicked things off, exciting investors about the prospects of a return to normalcy. Additional fiscal and monetary support as well as strong corporate profits and continued low interest rates also kept the rally going. All these factors helped outweigh concerns about inflation, supply chain issues, labor shortages, and the surge of the COVID-19 Delta variant for much of the period.

Information Technology, Communication Services, and Health Care contributed the most. Financials and Real Estate detracted slightly.

Alphabet Inc. was the top contributor. Shares of the parent company of Google were up given continued recovery in advertising spend, strong cloud revenue growth, and improved cost controls. We maintain conviction in Alphabet’s merits as it continues to benefit from growth in mobile and online video advertising, which accrues to its core assets of search, YouTube, and the Google ad network. We are further encouraged by Alphabet’s investments in AI, autonomous driving (Waymo), and life sciences (Verily, Calico).

Alibaba Group Holding Limited was the top detractor. Alibaba is the largest retailer and e-commerce company in China. The company operates shopping platforms Taobao and Tmall and owns 33% of Ant Group, which operates Alipay, China’s largest third-party online payment provider. Shares were down given crackdowns by Chinese regulators on various aspects of digital technology and consumerism. We believe Alibaba’s core business remains highly profitable, complemented by rapid growth in the cloud business and inflection in the Cainiao logistics and New Retail segments.

This continues to be a time of significant unknowns. However, we don’t have to answer the unanswerable to deliver strong investment returns. Rather, we are focusing our research, analysis, and investment decisions, as we always do, on what we can know and what matters. This means identifying the durable secular growth trends we believe will drive economic growth regardless of short-term economic cycles or stock market gyrations as well as the companies with sustainable competitive advantages, profitable business models, and long-term-oriented managers driving or riding those trends. We establish and monitor short- and long-term price targets for all our holdings and target companies using internal projections of revenues, earnings, and free cash flow and appropriate multiples, and we buy or add to our stakes in these companies at prices where we believe we can deliver substantial returns.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Fifth Avenue Growth Fund (Unaudited)	September 30, 2021

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON FIFTH AVENUE GROWTH FUND

(RETAIL SHARES) IN RELATION TO THE RUSSELL 1000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED SEPTEMBER 30, 2021
	One Year	Three Years	Five Years	Ten Years	Since Inception (April 30, 2004)
Baron Fifth Avenue Growth Fund — Retail Shares[1,2]	19.13%	22.62%	24.20%	20.34%	11.78%
Baron Fifth Avenue Growth Fund — Institutional Shares[1,2,3]	19.44%	22.93%	24.52%	20.65%	11.98%
Baron Fifth Avenue Growth Fund — R6 Shares[1,2,3]	19.45%	22.93%	24.52%	20.65%	11.98%
Russell 1000 Growth Index[1]	27.32%	22.00%	22.84%	19.68%	12.31%
S&P 500 Index[1]	30.00%	15.99%	16.90%	16.63%	10.33%

[1]

The Russell 1000® Growth Index measures the performance of large-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results. The indexes are unmanaged. The index performance is not Fund performance; one cannot invest directly into an index.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2032, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

September 30, 2021 (Unaudited)	Baron Fifth Avenue Growth Fund

TOP TEN HOLDINGS AS OF SEPTEMBER 30, 2021

Percent of Net Assets
Amazon.com, Inc.	7.6%
Alphabet Inc.	6.9%
ServiceNow, Inc.	4.8%
Facebook, Inc.	4.7%
EPAM Systems, Inc.	4.3%
Adobe Inc.	3.8%
Intuitive Surgical, Inc.	3.7%
Veeva Systems Inc.	3.5%
ASML Holding N.V.	3.3%
Mastercard Incorporated	3.2%

45.8%

SECTOR BREAKDOWN AS OF SEPTEMBER 30, 2021†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the 12 months ended September 30, 2021, Baron Fifth Avenue Growth Fund1 increased 19.13%, while the Russell 1000 Growth Index increased 27.32% and the S&P 500 Index increased 30.00%.

Baron Fifth Avenue Growth Fund focuses on identifying and investing in what we believe are unique companies with sustainable competitive advantages and the ability to redeploy capital at high rates of return. The portfolio is constructed on a bottom-up basis, with the quality of ideas and conviction level the most important determinants of the size of each investment. We expect our highest conviction businesses to have meaningful weight in the portfolio. Sector weightings are incidental to portfolio construction, and sector exposure is a result of stock selection.

U.S. markets mostly continued their upward trajectory from the March 2020 trough throughout the period. Positive news on vaccines kicked things off, exciting investors about the prospects of a return to normalcy. Additional fiscal and monetary support as well as strong corporate profits and continued low interest rates also kept the rally going. All these factors helped outweigh concerns about inflation, supply chain issues, labor shortages, and the surge of the COVID-19 Delta variant for much of the period.

Information Technology, Communication Services, and Health Care holdings contributed the most. Industrials holdings detracted slightly.

Alphabet Inc. was the top contributor. Shares of the parent company of Google were up given continued recovery in advertising spend, strong cloud revenue growth, and improved cost controls. We maintain conviction in Alphabet’s merits as it continues to benefit from growth in mobile and online video advertising, which accrues to its core assets of search, YouTube, and the Google ad network. We are further encouraged by Alphabet’s investments in AI, autonomous driving (Waymo), and life sciences (Verily, Calico).

Alibaba Group Holding Limited was the top detractor. Alibaba is the largest retailer and e-commerce company in China. The company operates shopping platforms Taobao and Tmall and owns 33% of Ant Group, which operates Alipay, China’s largest third-party online payment provider. Shares were down given crackdowns by Chinese regulators on various aspects of digital technology and consumerism. We exited our position.

The economic and investment outlook is more uncertain than in the last few quarters. Headwinds, including supply chain disruptions, workforce shortages, rising interest rates, and inflation, seem less likely to resolve quickly. The Federal Reserve has signaled a less accommodating monetary policy going forward. These concerns notwithstanding, we still expect economic growth to be strong through the end of this year and into 2022 as the pandemic wanes and normalcy returns. We think our companies will be able to handle near-term cost pressures and profits will revert to uptrends. We do believe inflation will stay elevated and interest rates will trend higher.

Our goal remains to maximize long-term returns without taking significant risks of a permanent loss of capital. We are optimistic about the prospects of our investments and continue searching for new ideas while remaining patient and investing only when we believe companies are trading significantly below their intrinsic values.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Discovery Fund (Unaudited)	September 30, 2021

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON DISCOVERY FUND† (RETAIL SHARES)

IN RELATION TO THE RUSSELL 2000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED SEPTEMBER 30, 2021
	One Year	Three Years	Five Years	Since Inception (September 30, 2013)
Baron Discovery Fund — Retail Shares[1,2]	35.61%	20.16%	25.23%	19.74%
Baron Discovery Fund — Institutional Shares[1,2]	35.97%	20.48%	25.55%	20.03%
Baron Discovery Fund — R6 Shares[1,2,3]	35.97%	20.49%	25.56%	20.04%
Russell 2000 Growth Index[1]	33.27%	11.70%	15.34%	11.97%
S&P 500 Index[1]	30.00%	15.99%	16.90%	14.71%

†

The Fund’s 1-, 3-, and 5-year historical performance was impacted by gains from IPOs, and there is no guarantee that these results can be repeated or that the Fund’s level of participation in IPOs will be the same in the future.

[1]

The Russell 2000® Growth Index measures the performance of small-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results. The indexes are unmanaged. The index performance is not Fund performance; one cannot invest directly into an index.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2032, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]	Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

September 30, 2021 (Unaudited)	Baron Discovery Fund

TOP TEN HOLDINGS AS OF SEPTEMBER 30, 2021

Percent of Net Assets
Endava plc	2.7%
The Beauty Health Company	2.6%
Future plc	2.3%
Mercury Systems, Inc.	2.2%
S4 Capital plc	2.2%
Progyny, Inc.	2.1%
Floor & Decor Holdings, Inc.	2.1%
Axonics, Inc.	2.0%
Kinsale Capital Group, Inc.	2.0%
Advanced Energy Industries, Inc.	2.0%

22.2%

SECTOR BREAKDOWN AS OF SEPTEMBER 30, 2021†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the 12 months ended September 30, 2021, Baron Discovery Fund1 increased 35.61%, while the Russell 2000 Growth Index increased 33.27% and the S&P 500 Index increased 30.00%.

Baron Discovery Fund invests primarily in small-sized U.S. companies which at time of purchase have market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at June 30, or companies with market capitalizations up to $2.5 billion, whichever is larger.

U.S. markets mostly continued their upward trajectory from the March 2020 trough throughout the period. Positive news on vaccines kicked things off, exciting investors about the prospects of a return to normalcy. Additional fiscal and monetary support as well as strong corporate profits and continued low interest rates also kept the rally going. All these factors helped outweigh concerns about inflation, supply chain issues, labor shortages, and the surge of the COVID-19 Delta variant for much of the period.

Information Technology, Health Care, and Industrials contributed the most. Materials detracted slightly in the period.

Pacific Biosciences of California, Inc. (“PacBio”) was the top contributor. Shares of this provider of long-read DNA sequencing systems rose on increasing investor conviction around the potential for PacBio’s platform as it lowers sequencing costs and seeks to move beyond its current commercial niche. We sold our position as the stock price reached our longer-term price target.

Mercury Systems, Inc., a leading Tier 2 defense electronics integration company, was the top detractor. Shares were down along with the broader defense industry due to concerns that defense spending will be a lower priority under the new administration. In addition, management took down 2021 guidance due to some program delays. We believe Mercury will see organic re-acceleration as well as acquisitions and the share price is a bargain.

The economic and investment outlook is more uncertain than in the last few quarters. Headwinds, including supply chain disruptions, workforce shortages, rising interest rates, and inflation, seem less likely to resolve quickly. The Federal Reserve has signaled a less accommodating monetary policy going forward. These concerns notwithstanding, we still expect economic growth to be strong through the end of this year and into 2022 as the pandemic wanes and normalcy returns. We think our companies will be able to handle near-term cost pressures and profits will revert to uptrends. We do believe inflation will stay elevated and interest rates will trend higher.

Over the longer term, we remain encouraged by the prospects for our investments. We try not to be sidetracked by the macro “noise” and instead focus our energies on managing our existing investments and finding new ones. We continue to find high-quality, fast-growing small companies with significant stock appreciation potential.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Durable Advantage Fund (Unaudited)	September 30, 2021

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON DURABLE ADVANTAGE FUND

(RETAIL SHARES) IN RELATION TO THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED SEPTEMBER 30, 2021
	One Year	Three Years	Since Inception (December 29, 2017)
Baron Durable Advantage Fund — Retail Shares[1,2]	27.70%	20.04%	17.96%
Baron Durable Advantage Fund — Institutional Shares[1,2]	28.01%	20.31%	18.23%
Baron Durable Advantage Fund — R6 Shares[1,2]	28.01%	20.32%	18.21%
S&P 500 Index[1]	30.00%	15.99%	15.66%

[1]

The S&P 500 Index measures the performance of 500 widely held large cap U.S. companies. The index and the Fund are with dividends reinvested, which positively impact the performance results. The index is unmanaged. The index performance is not Fund performance; one cannot invest directly into an index.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2032, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

September 30, 2021 (Unaudited)	Baron Durable Advantage Fund

TOP TEN HOLDINGS AS OF SEPTEMBER 30, 2021

Percent of Net Assets
Microsoft Corporation	8.9%
Alphabet Inc.	7.4%
Facebook, Inc.	5.1%
Danaher Corporation	4.3%
UnitedHealth Group Incorporated	4.2%
Adobe Inc.	4.1%
Visa, Inc.	4.0%
IHS Markit Ltd.	3.5%
Mastercard Incorporated	3.4%
Accenture plc	3.3%

48.2%

SECTOR BREAKDOWN AS OF SEPTEMBER 30, 2021†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the 12 months ended September 30, 2021, Baron Durable Advantage Fund1 increased 27.70% while the S&P 500 Index increased 30.00%.

Baron Durable Advantage Fund invests primarily in large-sized U.S. companies with competitive advantages and market capitalizations no smaller than the top 90th percentile by market capitalization of the S&P 500 Index at June 30, or companies with market capitalizations above $10 billion, whichever is smaller. The Fund emphasizes businesses with excess free cash flow that can be returned to shareholders.

U.S. markets mostly continued their upward trajectory from the March 2020 trough throughout the period. Positive news on vaccines kicked things off, exciting investors about the prospects of a return to normalcy. Additional fiscal and monetary support as well as strong corporate profits and continued low interest rates also kept the rally going. All these factors helped outweigh concerns about inflation, supply chain issues, labor shortages, and the surge of the COVID-19 Delta variant for much of the period.

Information Technology, Communication Services, and Health Care investments contributed the most. Consumer Discretionary holdings detracted slightly.

Alphabet Inc. was the top contributor. Shares of the parent company of Google were up given continued recovery in advertising spend, strong cloud revenue growth, and improved cost controls. We maintain conviction in Alphabet’s merits as it continues to benefit from growth in mobile and online video advertising, which accrues to its core assets of search, YouTube, and the Google ad network. We are further encouraged by Alphabet’s investments in AI, autonomous driving (Waymo), and life sciences (Verily, Calico).

AstraZeneca PLC was the top detractor. Shares of this multi-national pharmaceutical company were impacted by negative news involving AstraZeneca’s joint development with Oxford University of a viral-based COVID-19 vaccine. Given mixed results due to an unforeseen error in dosing that occurred in the Brazilian market, the vaccine timelines slipped, hurting share performance. We exited our position.

The economic and investment outlook is more uncertain than in the last few quarters. Headwinds, including supply chain disruptions, workforce shortages, rising interest rates, and inflation, seem less likely to resolve quickly. The Federal Reserve has signaled a less accommodating monetary policy going forward. These concerns notwithstanding, we still expect economic growth to be strong through the end of this year and into 2022 as the pandemic wanes and normalcy returns. We think our companies will be able to handle near-term cost pressures and profits will revert to uptrends. We do believe inflation will stay elevated and interest rates will trend higher.

We believe investing in great businesses at attractive valuations will enable us to earn excess risk-adjusted returns over the long term. We look for companies with strong and durable competitive advantages, proven track records of successful capital allocation, high returns on invested capital, and high free cash flow generation, a significant portion of which is regularly returned to shareholders as dividends or share repurchases. We are optimistic about the prospects of the companies we own while continuing to search for new ideas and opportunities.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Asset Fund	September 30, 2021

STATEMENT OF NET ASSETS

SEPTEMBER 30, 2021

Shares		Cost	Value
Common Stocks (98.54%)
Communication Services (5.64%)
	Cable & Satellite (0.93%)
330,000	Liberty Broadband Corporation, Cl C1	$23,532,283	$56,991,000

	Interactive Media & Services (4.71%)
450,000	Pinterest, Inc., Cl A1	17,342,210	22,927,500
1,378,144	Tripadvisor, Inc.[1]	48,150,707	46,650,174
1,287,965	Zillow Group, Inc., Cl C1	44,039,787	113,521,235
1,755,709	ZoomInfo Technologies Inc., Cl A1	44,675,583	107,431,834

		154,208,287	290,530,743

Total Communication Services		177,740,570	347,521,743

Consumer Discretionary (6.71%)
	Education Services (0.34%)
150,000	Bright Horizons Family Solutions, Inc.[1]	16,921,054	20,913,000

	Hotels, Resorts & Cruise Lines (1.80%)
546,442	Choice Hotels International, Inc.	5,198,084	69,053,876
543,233	Hyatt Hotels Corp., Cl A1	16,817,762	41,883,264

		22,015,846	110,937,140

	Internet & Direct Marketing Retail (1.30%)
1,000,000	Farfetch Limited, Cl A1,2	28,985,121	37,480,000
1,075,000	Stitch Fix, Inc., Cl A1	63,486,884	42,946,250

		92,472,005	80,426,250

	Leisure Facilities (3.27%)
603,538	Vail Resorts, Inc.[1,5]	11,683,688	201,611,869

Total Consumer Discretionary		143,092,593	413,888,259

Financials (10.40%)
	Asset Management & Custody Banks (0.76%)
237,514	T. Rowe Price Group, Inc.	5,729,987	46,719,004

	Financial Exchanges & Data (4.85%)
370,725	FactSet Research Systems, Inc.	19,898,420	146,354,816
257,267	MarketAxess Holdings, Inc.	31,487,484	108,229,654
30,000	MSCI, Inc.	7,783,774	18,250,200
326,189	Tradeweb Markets, Inc., Cl A	11,978,713	26,349,547

		71,148,391	299,184,217

	Insurance Brokers (0.60%)
158,421	Willis Towers Watson plc[2]	19,439,430	36,826,546

	Investment Banking & Brokerage (2.16%)
1,825,936	The Charles Schwab Corp.	1,609,715	133,001,178

	Property & Casualty Insurance (1.36%)
2,203,444	Arch Capital Group Ltd.[1,2]	7,933,936	84,127,492

	Regional Banks (0.67%)
216,421	First Republic Bank	5,518,736	41,743,282

Total Financials		111,380,195	641,601,719

Shares		Cost	Value
Common Stocks (continued)
Health Care (26.46%)
	Biotechnology (0.62%)
136,925	Acceleron Pharma, Inc.[1]	$13,026,017	$23,564,793
48,366	argenx SE, ADR[1,2]	15,852,353	14,606,532

		28,878,370	38,171,325

	Health Care Equipment (9.31%)
173,000	DexCom, Inc.[1]	55,276,880	94,606,780
673,630	IDEXX Laboratories, Inc.[1]	12,186,829	418,930,497
161,644	Teleflex, Inc.	29,645,959	60,867,048

		97,109,668	574,404,325

	Health Care Supplies (4.55%)
215,418	The Cooper Companies, Inc.	36,713,299	89,034,414
50,000	Warby Parker, Inc., Cl A1	2,704,500	2,652,500
444,404	West Pharmaceutical Services, Inc.	19,259,047	188,667,274

		58,676,846	280,354,188

	Health Care Technolgy (2.15%)
459,386	Veeva Systems, Inc., Cl A1	27,115,596	132,381,264

	Life Sciences Tools & Services (9.83%)
100,682	10X Genomics, Inc., Cl A1	3,926,598	14,657,285
399,986	Bio-Techne Corporation	39,595,546	193,821,216
336,000	Guardant Health, Inc.[1,4]	29,804,184	42,003,360
217,552	Illumina, Inc.[1]	9,280,300	88,241,267
194,117	Mettler-Toledo International, Inc.[1]	11,674,111	267,368,991

		94,280,739	606,092,119

Total Health Care		306,061,219	1,631,403,221

Industrials (13.58%)
	Environmental & Facilities Services (0.94%)
1,643,418	Rollins, Inc.	24,597,482	58,061,958

	Industrial Conglomerates (1.90%)
262,192	Roper Technologies, Inc.	27,877,853	116,971,717

	Industrial Machinery (1.14%)
340,760	IDEX Corporation	24,525,881	70,520,282

	Research & Consulting Services (9.60%)
2,230,474	Clarivate Plc[1,2]	35,903,681	48,847,380
2,154,930	CoStar Group, Inc.[1]	42,162,593	185,453,276
1,468,500	TransUnion	79,691,638	164,927,235
961,206	Verisk Analytics, Inc.	23,863,743	192,500,726

		181,621,655	591,728,617

Total Industrials		258,622,871	837,282,574

Information Technology (30.81%)
	Application Software (15.20%)
571,856	ANSYS, Inc.[1]	20,310,482	194,688,375
395,300	Aspen Technology, Inc.[1]	40,628,908	48,542,840
390,000	Avalara, Inc.[1]	55,839,446	68,160,300
1,636,093	Ceridian HCM Holding, Inc.[1]	64,026,866	184,256,794
609,340	Clearwater Analytics Holdings, Inc., Cl A1	13,205,253	15,605,197
125,000	Fair Isaac Corp.[1]	51,657,237	49,741,250
1,421,809	Guidewire Software, Inc.[1]	77,473,157	169,010,436
63,861	HubSpot, Inc.[1]	38,242,458	43,175,784
290,000	RingCentral, Inc., Cl A1	65,867,482	63,075,000
771,076	SS&C Technologies Holdings, Inc.	20,933,204	53,512,674
669,000	The Trade Desk, Inc., Cl A1	13,112,791	47,030,700

		461,297,284	936,799,350

16	See Notes to Financial Statements.

September 30, 2021	Baron Asset Fund

STATEMENT OF NET ASSETS (Continued)

SEPTEMBER 30, 2021

Shares		Cost	Value
Common Stocks (continued)

Information Technology (continued)
	Data Processing & Outsourced Services (1.21%)
614,217	Fidelity National Information Services, Inc.	$35,255,588	$74,737,925

	Electronic Components (1.07%)
900,000	Amphenol Corp., Cl A	42,881,684	65,907,000

	Internet Services & Infrastructure (3.56%)
592,103	Verisign, Inc.[1]	27,318,889	121,387,036
500,000	Wix.com Ltd.[1,2]	46,031,911	97,985,000

		73,350,800	219,372,036

	IT Consulting & Other Services (8.60%)
132,000	EPAM Systems, Inc.[1]	75,568,309	75,303,360
1,497,323	Gartner, Inc.[1]	32,461,274	455,006,513

		108,029,583	530,309,873

	Technology Distributors (1.17%)
397,363	CDW Corp.	26,228,965	72,328,013

Total Information Technology		747,043,904	1,899,454,197

Materials (0.48%)
	Specialty Chemicals (0.48%)
1,853,529	Diversey Holdings Ltd.[1,2]	27,802,935	29,730,605

Real Estate (4.46%)
	Real Estate Services (0.86%)
542,323	CBRE Group, Inc., Cl A1	6,067,334	52,800,567

	Specialized REITs (3.60%)
205,000	Alexandria Real Estate Equities, Inc.[4]	30,958,643	39,169,350
80,416	Equinix, Inc.	5,298,108	63,539,094
360,856	SBA Communications Corp.	9,303,270	119,288,168

		45,560,021	221,996,612

Total Real Estate		51,627,355	274,797,179

Total Common Stocks		1,823,371,642	6,075,679,497

Private Preferred Stocks (0.65%)
Industrials (0.65%)
	Aerospace & Defense (0.65%)
96,298	Space Exploration Technologies Corp., Cl N1,3,4,8	26,000,460	39,979,078

Principal Amount		Cost	Value
Short Term Investments (0.91%)
$56,289,320	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2021, 0.00% due 10/1/2021; Proceeds at maturity - $56,289,320; (Fully collateralized by $56,471,000 U.S. Treasury Note, 1.625% due 5/15/2031 Market value - $57,415,125)[7]	$56,289,320	$56,289,320

Total Investments (100.10%)		$1,905,661,422	6,171,947,895

Liabilities Less Cash and Other Assets (-0.10%)[6]			(6,276,686)

Net Assets			$6,165,671,209

Retail Shares (Equivalent to $120.59 per share based on 23,812,800 shares outstanding)			$2,871,697,681

Institutional Shares (Equivalent to $126.47 per share based on 24,576,421 shares outstanding)			$3,108,205,976

R6 Shares (Equivalent to $126.45 per share based on 1,469,128 shares outstanding)			$185,767,552

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At September 30, 2021, the market value of restricted and fair valued securities amounted to $39,979,078 or 0.65% of net assets. This security is not deemed liquid. See Note 6 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	All or a portion of these securities are segregated for an unfunded commitment. Total value of securities segregated is $15,032,250.
[6]	Includes net unrealized depreciation of $346,731 on an unfunded commitment with a special purpose acquisition company to purchase a when-issued private investment in a public entity.
[7]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[8]	Level 3 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	17

Baron Growth Fund	September 30, 2021

STATEMENT OF NET ASSETS

SEPTEMBER 30, 2021

Shares		Cost	Value
Common Stocks (99.44%)
Communication Services (4.05%)
	Alternative Carriers (3.42%)
7,900,000	Iridium Communications, Inc.[1,4]	$48,702,979	$314,815,000

	Movies & Entertainment (0.63%)
3,000,000	Manchester United plc, Cl A2	40,663,063	58,110,000

Total Communication Services		89,366,042	372,925,000

Consumer Discretionary (21.47%)
	Casinos & Gaming (5.86%)
440,000	Boyd Gaming Corporation[1]	11,056,072	27,834,400
5,860,000	Penn National Gaming, Inc.[1]	76,269,257	424,615,600
1,695,000	Red Rock Resorts, Inc., Cl A1	31,464,689	86,817,900

		118,790,018	539,267,900

	Education Services (1.98%)
1,310,000	Bright Horizons Family Solutions, Inc.[1]	41,415,154	182,640,200

	Hotels, Resorts & Cruise Lines (6.27%)
3,000,000	Choice Hotels International, Inc.[4]	72,782,127	379,110,000
1,255,000	Marriott Vacations Worldwide Corp.	67,098,661	197,449,150

		139,880,788	576,559,150

	Leisure Facilities (7.26%)
2,000,000	Vail Resorts, Inc.[1,6]	56,102,209	668,100,000

	Restaurants (0.10%)
665,166	Krispy Kreme, Inc.[1]	11,123,467	9,312,324

Total Consumer Discretionary		367,311,636	1,975,879,574

Financials (30.96%)
	Asset Management & Custody Banks (2.72%)
1,925,000	The Carlyle Group, Inc.	39,343,287	91,014,000
1,900,000	Cohen & Steers, Inc.	41,176,154	159,163,000

		80,519,441	250,177,000

	Financial Exchanges & Data (18.88%)
1,200,000	FactSet Research Systems, Inc.	59,954,575	473,736,000
980,000	Morningstar, Inc.	20,062,517	253,849,400
1,660,000	MSCI, Inc.	31,110,586	1,009,844,400

		111,127,678	1,737,429,800

	Investment Banking & Brokerage (0.84%)
450,000	Houlihan Lokey, Inc.	19,625,873	41,445,000
575,000	Moelis & Co., Cl A	10,512,876	35,575,250

		30,138,749	77,020,250

	Life & Health Insurance (2.71%)
1,625,000	Primerica, Inc.	34,117,583	249,648,750

	Property & Casualty Insurance (5.56%)
9,165,000	Arch Capital Group Ltd.[1,2]	28,618,247	349,919,700
1,000,000	Kinsale Capital Group, Inc.	35,007,763	161,700,000

		63,626,010	511,619,700

	Thrifts & Mortgage Finance (0.25%)
520,000	Essent Group Ltd.[2]	14,300,210	22,885,200

Total Financials		333,829,671	2,848,780,700

Shares		Cost	Value
Common Stocks (continued)
Health Care (14.88%)
	Biotechnology (0.33%)
600,000	Denali Therapeutics, Inc.[1]	$11,149,573	$30,270,000

	Health Care Equipment (4.80%)
710,000	IDEXX Laboratories, Inc.[1]	10,098,555	441,549,000

	Health Care Supplies (2.96%)
1,147,434	Neogen Corp.[1]	13,141,411	49,833,059
525,000	West Pharmaceutical Services, Inc.	17,892,374	222,883,500

		31,033,785	272,716,559

	Health Care Technology (0.54%)
900,000	Schrödinger, Inc.[1]	12,855,679	49,212,000

	Life Sciences Tools & Services (5.83%)
300,000	Adaptive Biotechnologies Corporation[1]	8,492,535	10,197,000
845,000	Bio-Techne Corporation	44,647,907	409,461,650
85,000	Mettler-Toledo International, Inc.[1]	3,889,531	117,075,600

		57,029,973	536,734,250

	Pharmaceuticals (0.42%)
598,076	Dechra Pharmaceuticals PLC (United Kingdom)[2]	18,422,044	39,083,614

Total Health Care		140,589,609	1,369,565,423

Industrials (7.90%)
	Building Products (2.05%)
1,850,000	Trex Company, Inc.[1]	16,703,505	188,570,500

	Environmental & Facilities Services (0.20%)
1,220,102	BrightView Holdings, Inc.[1]	15,117,285	18,008,706

	Industrial Machinery (0.61%)
4,275,000	Marel hf (Netherlands)[2]	18,281,671	29,216,480
3,303,044	Velo3D, Inc.[1,3,5,9]	33,030,440	27,018,900

		51,312,111	56,235,380

	Research & Consulting Services (5.04%)
5,390,000	CoStar Group, Inc.[1]	22,535,814	463,863,400

Total Industrials		105,668,715	726,677,986

Information Technology (14.50%)
	Application Software (9.12%)
725,000	Altair Engineering, Inc., Cl A1	11,330,019	49,981,500
1,150,000	ANSYS, Inc.[1]	26,542,827	391,517,500
1,025,000	Guidewire Software, Inc.[1]	31,789,104	121,841,750
1,000,000	Pegasystems, Inc.	13,997,009	127,100,000
740,741	SmartRent, Inc.[1]	7,407,410	9,644,448
2,000,000	SS&C Technologies Holdings, Inc.	15,291,856	138,800,000

		106,358,225	838,885,198

	Electronic Components (0.18%)
60,000	Littelfuse, Inc.	6,452,400	16,396,200

	IT Consulting & Other Services (5.20%)
1,575,000	Gartner, Inc.[1]	22,061,706	478,611,000

Total Information Technology		134,872,331	1,333,892,398

18	See Notes to Financial Statements.

September 30, 2021	Baron Growth Fund

STATEMENT OF NET ASSETS (Continued)

SEPTEMBER 30, 2021

Shares		Cost	Value
Common Stocks (continued)
Materials (0.05%)
	Commodity Chemicals (0.05%)
418,777	Zymergen, Inc., Series D1,3,9	$9,350,000	$4,979,259

Real Estate (5.63%)
	Diversified REITs (0.08%)
200,000	American Assets Trust, Inc.	3,437,272	7,484,000

	Office REITs (1.27%)
3,700,000	Douglas Emmett, Inc.	39,249,426	116,957,000

	Specialized REITs (4.28%)
750,000	Alexandria Real Estate Equities, Inc.[5]	26,054,962	143,302,500
5,400,000	Gaming and Leisure Properties, Inc.	114,745,147	250,128,000

		140,800,109	393,430,500

Total Real Estate		183,486,807	517,871,500

Total Common Stocks		1,364,474,811	9,150,571,840

Private Convertible Preferred Stocks (0.45%)
Industrials (0.18%)
	Electrical Components & Equipment (0.18%)
59,407,006	Northvolt AB, Series E (Sweden)[2,3,5,9]	9,374,988	16,346,194

Materials (0.27%)
	Fertilizers & Agricultural Chemicals (0.27%)
80,440	Farmers Business Network, Inc., Series G1,3,5,9	5,000,000	4,782,962
341,838	Farmers Business Network, Inc., Series F1,3,5,9	11,300,002	20,059,054

Total Materials		16,300,002	24,842,016

Total Private Convertible Preferred Stocks		25,674,990	41,188,210

Warrants (0.00%)
Consumer Discretionary (0.00%)
	Hotels, Resorts & Cruise Lines (0.00%)
96,515	OneSpaWorld Holdings Ltd. Warrants, Exp 3/19/2024[1,2,5]	0	289,545

Principal Amount		Cost	Value
Short Term Investments (0.10%)
$8,848,377	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2021, 0.00% due 10/1/2021; Proceeds at maturity - $8,848,377; (Fully collateralized by $9,072,200 U.S. Treasury Note, 1.25% due 9/30/2028 Market value - $9,025,424)[8]	$8,848,377	$8,848,377

Total Investments (99.99%)		$1,398,998,178	9,200,897,972

Cash and Other Assets Less Liabilities (0.01%)[7]			1,073,452

Net Assets			$9,201,971,424

Retail Shares (Equivalent to $117.64 per share based on 25,852,465 shares outstanding)			$3,041,361,238

Institutional Shares (Equivalent to $122.73 per share based on 48,355,821 shares outstanding)			$5,934,832,087

R6 Shares (Equivalent to $122.75 per share based on 1,839,378 shares outstanding)			$225,778,099

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At September 30, 2021, the market value of restricted and fair valued securities amounted to $73,186,369 or 0.80% of net assets. These securities are not deemed liquid. See Note 6 regarding Restricted Securities.

[4]	See Note 10 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[6]	All or a portion of these securities are segregated for an unfunded commitment. Total value of securities segregated is $26,389,950.
[7]	Includes net unrealized depreciation of $746,100 on unfunded commitments with special purpose acquisition companies to purchase when-issued private investments in a public entities.
[8]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[9]	Level 3 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	19

Baron Small Cap Fund	September 30, 2021

STATEMENT OF NET ASSETS

SEPTEMBER 30, 2021

Shares		Cost	Value
Common Stocks (99.93%)
Communication Services (3.96%)
	Cable & Satellite (1.66%)
80,000	Liberty Broadband Corporation, Cl A1	$319,985	$13,468,000
260,000	Liberty Broadband Corporation, Cl C1	1,017,091	44,902,000
625,000	Liberty Media Corp.-Liberty SiriusXM, Cl C1	1,322,731	29,668,750

		2,659,807	88,038,750

	Movies & Entertainment (2.30%)
1,250,000	Liberty Media Corporation-Liberty Formula One, Cl C1	22,521,105	64,262,500
225,000	Madison Square Garden Entertainment Corp.[1]	3,552,159	16,350,750
225,000	Madison Square Garden Sports Corp.[1]	8,416,556	41,838,750

		34,489,820	122,452,000

Total Communication Services		37,149,627	210,490,750

Consumer Discretionary (16.73%)
	Auto Parts & Equipment (0.96%)
4,250,000	Holley, Inc.[1]	42,725,069	50,745,000

	Casinos & Gaming (4.16%)
925,000	DraftKings, Inc., Cl A1	11,844,047	44,548,000
1,025,000	Penn National Gaming, Inc.[1]	18,170,393	74,271,500
2,000,000	Red Rock Resorts, Inc., Cl A1	43,795,020	102,440,000

		73,809,460	221,259,500

	Education Services (1.64%)
625,000	Bright Horizons Family Solutions, Inc.[1]	19,174,147	87,137,500

	General Merchandise Stores (0.62%)
550,000	Ollie’s Bargain Outlet Holdings, Inc.[1]	32,232,509	33,154,000

	Home Improvement Retail (2.84%)
1,250,000	Floor & Decor Holdings, Inc., Cl A1	44,151,665	150,987,500

	Homebuilding (3.02%)
1,500,000	Installed Building Products, Inc.[4]	83,052,523	160,725,000

	Hotels, Resorts & Cruise Lines (0.47%)
2,000,000	Membership Collective Group, Inc., Cl A1	27,900,478	24,880,000

	Leisure Facilities (1.18%)
800,000	Planet Fitness, Inc., Cl A1	28,416,505	62,840,000

	Restaurants (1.31%)
1,100,000	The Cheesecake Factory, Inc.[1]	26,921,175	51,700,000
418,182	Dutch Bros, Inc., Cl A1	9,618,186	18,115,644

		36,539,361	69,815,644

	Specialized Consumer Services (0.53%)
1,000,000	European Wax Center, Inc., Cl A1	17,067,333	28,010,000

Total Consumer Discretionary		405,069,050	889,554,144

Consumer Staples (0.97%)
	Packaged Foods & Meats (0.97%)
3,000,000	UTZ Brands, Inc.	49,020,000	51,390,000

Shares		Cost	Value
Common Stocks (continued)
Financials (4.41%)
	Insurance Brokers (1.88%)
3,000,000	BRP Group, Inc., Cl A1	$48,364,954	$99,870,000

	Investment Banking & Brokerage (1.08%)
625,000	Houlihan Lokey, Inc.	28,909,333	57,562,500

	Property & Casualty Insurance (1.45%)
475,000	Kinsale Capital Group, Inc.	67,820,848	76,807,500

Total Financials		145,095,135	234,240,000

Health Care (15.62%)
	Health Care Equipment (7.21%)
1,000,000	Axonics, Inc.[1]	35,459,918	65,090,000
300,000	CryoPort, Inc.[1]	13,683,573	19,953,000
200,000	DexCom, Inc.[1]	2,652,860	109,372,000
95,000	IDEXX Laboratories, Inc.[1]	1,314,205	59,080,500
320,000	Inspire Medical Systems, Inc.[1,5]	16,558,159	74,521,600
1,000,000	Silk Road Medical, Inc.[1,5]	38,972,604	55,030,000

		108,641,319	383,047,100

	Health Care Supplies (0.35%)
500,000	Figs, Inc., Cl A1	12,760,012	18,570,000

	Life Sciences Tools & Services (5.86%)
250,000	Guardant Health, Inc.[1,5]	4,953,266	31,252,500
750,000	ICON plc[1,2]	49,241,341	196,515,000
2,652,592	MaxCyte, Inc. (United Kingdom)[1,5,6]	31,357,616	32,353,980
37,500	Mettler-Toledo International, Inc.[1]	1,817,455	51,651,000

		87,369,678	311,772,480

	Managed Health Care (0.97%)
800,000	HealthEquity, Inc.[1]	13,208,487	51,808,000

	Pharmaceuticals (1.23%)
1,000,000	Dechra Pharmaceuticals PLC (United Kingdom)[2]	28,027,985	65,348,909

Total Health Care		250,007,481	830,546,489

Industrials (23.71%)
	Aerospace & Defense (3.35%)
2,350,000	Kratos Defense & Security Solutions, Inc.[1]	35,335,984	52,428,500
1,000,000	Mercury Systems, Inc.[1]	25,872,953	47,420,000
125,000	TransDigm Group, Inc.[1]	0	78,071,250

		61,208,937	177,919,750

	Building Products (2.83%)
1,090,609	TheThe AZEK Co., Inc.[1]	25,084,007	39,839,947
3,000,000	Janus International Group, Inc., Cl A1	30,000,000	36,720,000
725,000	Trex Company, Inc.[1]	27,101,408	73,899,250

		82,185,415	150,459,197
	Diversified Support Services (1.00%)
1,850,000	Driven Brands Holdings, Inc.[1]	45,803,401	53,446,500

	Electrical Components & Equipment (3.46%)
1,200,000	Shoals Technologies Group, Inc., Cl A1	32,825,720	33,456,000
6,250,000	Vertiv Holdings Co.	61,620,882	150,562,500

		94,446,602	184,018,500

20	See Notes to Financial Statements.

September 30, 2021	Baron Small Cap Fund

STATEMENT OF NET ASSETS (Continued)

SEPTEMBER 30, 2021

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)

	Environmental & Facilities Services (1.18%)
500,000	Waste Connections, Inc.[2]	$21,833,333	$62,965,000

	Human Resource & Employment Services (3.93%)
1,550,000	ASGN, Inc.[1]	34,021,695	175,367,000
1,750,000	First Advantage Corp.[1]	26,390,061	33,337,500

		60,411,756	208,704,500

	Industrial Machinery (2.22%)
500,000	John Bean Technologies Corp.	42,775,112	70,275,000
225,000	RBC Bearings, Incorporated[1]	24,593,639	47,745,000

		67,368,751	118,020,000

	Research & Consulting Services (1.65%)
4,000,000	Clarivate Plc[1,2]	44,078,833	87,600,000

	Trading Companies & Distributors (4.09%)
3,250,000	Hillman Solutions Corp.[1,5]	37,752,933	38,772,500
500,000	Hydrofarm Holdings Group, Inc.[1,5]	23,336,421	18,925,000
800,000	SiteOne Landscape Supply, Inc.[1]	19,405,950	159,576,000

		80,495,304	217,273,500

Total Industrials		557,832,332	1,260,406,947

Information Technology (28.69%)
	Application Software (11.16%)
750,000	Altair Engineering, Inc., Cl A1	11,935,619	51,705,000
800,000	Aspen Technology, Inc.[1]	29,983,938	98,240,000
850,000	Ceridian HCM Holding, Inc.[1]	23,711,721	95,727,000
500,000	Clearwater Analytics Holdings, Inc., Cl A1	10,820,073	12,805,000
5,000,000	E2open Parent Holdings, Inc.[1]	50,859,472	56,500,000
1,886,792	E2open Parent Holdings, Inc., Cl A1,3,7	19,999,995	20,547,165
1,225,000	Guidewire Software, Inc.[1]	31,269,358	145,615,750
3,500,000	SmartRent, Inc. (formerly, Fifth Wall Acquisition Corp. I)[1,5]	38,625,571	45,570,000
950,000	The Trade Desk, Inc., Cl A1	3,372,500	66,785,000

		220,578,247	593,494,915

	Data Processing & Outsourced Services (5.53%)
750,000	Nuvei Corp., (Canada), 144A1,2	20,780,312	86,640,000
3,500,000	Paya Holdings, Inc., Cl A1	36,561,336	38,045,000
3,500,000	Repay Holdings Corporation[1]	30,228,850	80,605,001
405,170	Shift4 Payments, Inc., Cl A1	9,677,975	31,408,778
325,000	WEX, Inc.[1]	13,547,002	57,245,500

		110,795,475	293,944,279

	Electronic Equipment & Instruments (1.81%)
1,200,000	Cognex Corp.	9,420,069	96,264,000
	Internet Services & Infrastructure (1.11%)
300,000	Wix.com Ltd.[1,2]	15,501,799	58,791,000

	IT Consulting & Other Services (8.58%)
750,000	Endava plc, ADR[1,2]	23,557,249	101,887,500
950,000	Gartner, Inc.[1]	14,034,173	288,686,000
2,250,000	Grid Dynamics Holdings, Inc.[1]	22,274,704	65,745,000

		59,866,126	456,318,500

	Systems Software (0.50%)
682,429	Jamf Holding Corp.[1,5]	19,287,457	26,287,165

Total Information Technology		435,449,173	1,525,099,859

Shares		Cost	Value
Common Stocks (continued)
Materials (2.49%)
	Metal & Glass Containers (0.91%)
800,000	Berry Global Group, Inc.[1]	$12,652,147	$48,704,000

	Specialty Chemicals (1.58%)
1,809,631	Avient Corp.	57,788,524	83,876,396

Total Materials		70,440,671	132,580,396

Real Estate (3.35%)
	Specialized REITs (3.35%)
2,500,000	Americold Realty Trust[5]	51,727,682	72,625,000
320,000	SBA Communications Corp.	1,289,008	105,782,400

Total Real Estate		53,016,690	178,407,400

Total Common Stocks		2,003,080,159	5,312,715,985

Principal Amount
Short Term Investments (0.06%)
$2,983,303	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2021, 0.00% due 10/1/2021; Proceeds at maturity - $2,983,303; (Fully collateralized by $2,904,600 U.S. Treasury Bond, 2.25% due 5/15/2041 Market value - $3,043,023)[6]	2,983,303	2,983,303

Total Investments (99.99%)		$2,006,063,462	5,315,699,288

Cash and Other Assets Less Liabilities (0.01%)			757,259

Net Assets			$5,316,456,547

Retail Shares (Equivalent to $40.67 per share based on 44,983,254 shares outstanding)			$1,829,446,479

Institutional Shares (Equivalent to $43.12 per share based on 74,547,365 shares outstanding)			$3,214,212,037

R6 Shares (Equivalent to $43.10 per share based on 6,329,204 shares outstanding)			$272,798,031

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At September 30, 2021, the market value of restricted and fair valued securities amounted to $20,547,165 or 0.39% of net assets. This security is not deemed liquid. See Note 6 regarding Restricted Securities.

[4]	See Note 10 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[6]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the market value of Rule 144A securities amounted to $86,640,000 or 1.63% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	21

Baron Opportunity Fund	September 30, 2021

STATEMENT OF NET ASSETS

SEPTEMBER 30, 2021

Shares		Cost	Value
Common Stocks (95.00%)
Communication Services (18.54%)
	Interactive Home Entertainment (1.45%)
114,000	Electronic Arts, Inc.	$13,119,491	$16,216,500
47,500	Take-Two Interactive Software, Inc.[1]	5,288,028	7,318,325

		18,407,519	23,534,825

	Interactive Media & Services (15.01%)
39,550	Alphabet, Inc., Cl C1,5	53,222,693	105,413,011
321,000	Pinterest, Inc., Cl A1	8,876,431	16,354,950
428,000	Snap, Inc., Cl A1	6,424,269	31,616,360
699,406	Tripadvisor, Inc.[1]	23,476,136	23,674,893
199,303	Zillow Group, Inc., Cl C1	12,604,492	17,566,566
778,369	ZoomInfo Technologies Inc., Cl A1	25,572,629	47,628,399

		130,176,650	242,254,179

	Movies & Entertainment (2.08%)
650,000	Endeavor Group Holdings, Inc., Cl A1	15,600,000	18,635,500
24,425	Netflix, Inc.[1]	3,966,732	14,907,555

		19,566,732	33,543,055

Total Communication Services		168,150,901	299,332,059

Consumer Discretionary (11.57%)
	Automobile Manufacturers (3.26%)
67,900	Tesla, Inc.[1]	2,677,714	52,655,092

	Education Services (0.84%)
1,350,000	Nerdy, Inc.[1,4]	15,485,331	13,486,500

	Internet & Direct Marketing Retail (7.47%)
35,000	Alibaba Group Holding Ltd. ADR[1,2]	2,433,089	5,181,750
24,275	Amazon.com, Inc.[1]	29,742,115	79,744,346
8,529	MercadoLibre, Inc.[1]	4,838,488	14,323,603
533,000	Stitch Fix, Inc., Cl A1	28,973,389	21,293,350

		65,987,081	120,543,049

Total Consumer Discretionary		84,150,126	186,684,641

Financials (1.33%)
	Consumer Finance (0.97%)
990,099	SoFi Technologies, Inc.[1]	9,900,990	15,722,772

	Financial Exchanges & Data (0.36%)
13,600	MarketAxess Holdings, Inc.	2,665,441	5,721,384

Total Financials		12,566,431	21,444,156

Health Care (15.39%)
	Biotechnology (7.82%)
265,779	Acceleron Pharma, Inc.[1]	22,137,670	45,740,566
113,639	argenx SE, ADR[1,2]	13,172,425	34,318,978
487,600	Arrowhead Pharmaceuticals, Inc.[1]	22,064,385	30,440,868
141,086	Natera, Inc.[1,4]	16,131,117	15,722,624

		73,505,597	126,223,036

	Health Care Equipment (4.04%)
525,000	Butterfly Network, Inc.[1]	5,250,000	5,481,000
131,100	Edwards Lifesciences Corp.[1]	7,561,453	14,841,831
17,235	Intuitive Surgical, Inc.[1]	7,296,036	17,134,175
134,500	Shockwave Medical, Inc.[1]	6,674,952	27,690,860

		26,782,441	65,147,866

	Health Care Supplies (0.38%)
165,779	Figs, Inc., Cl A1	5,156,730	6,157,032

	Health Care Technology (0.39%)
116,374	Schrödinger, Inc.[1]	2,485,556	6,363,330

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)

	Life Sciences Tools & Services (2.76%)
50,419	10X Genomics, Inc., Cl A1	$3,006,785	$7,339,998
235,096	CareDx, Inc.[1,4]	7,719,306	14,898,034
98,637	Guardant Health, Inc.[1,4]	10,366,504	12,330,611
24,415	Illumina, Inc.[1]	3,703,768	9,902,968

		24,796,363	44,471,611

Total Health Care		132,726,687	248,362,875

Industrials (3.18%)
	Aerospace & Defense (0.94%)
682,969	Kratos Defense & Security Solutions, Inc.[1]	11,162,207	15,237,038

	Industrial Machinery (0.56%)
836,708	Markforged Holding Corp.[1]	7,237,382	5,488,805
425,000	Velo3D, Inc.[1,4]	4,238,907	3,557,250

		11,476,289	9,046,055

	Research & Consulting Services (1.68%)
315,330	CoStar Group, Inc. [1]	12,772,623	27,137,300

Total Industrials		35,411,119	51,420,393

Information Technology (42.78%)
	Application Software (14.14%)
34,900	Adobe, Inc.[1]	8,174,023	20,092,628
49,000	Atlassian Corp. PLC, Cl A1,2	11,935,490	19,179,580
75,000	Avalara, Inc.[1]	10,855,775	13,107,750
383,070	Ceridian HCM Holding, Inc.[1]	28,971,891	43,141,344
69,346	Clearwater Analytics Holdings, Inc., Cl A1	1,248,228	1,775,951
232,100	Guidewire Software, Inc.[1]	11,878,404	27,589,727
25,000	HubSpot, Inc.[1]	13,504,652	16,902,250
108,100	RingCentral, Inc., Cl A1	20,153,567	23,511,750
39,500	ServiceNow, Inc.[1,4]	9,588,431	24,579,665
333,283	SimilarWeb Ltd.[1,2]	7,167,469	6,975,613
116,910	The Trade Desk, Inc., Cl A1	278,394	8,218,773
92,900	Workday, Inc., Cl A1	22,587,105	23,214,781

		146,343,429	228,289,812

	Data Processing & Outsourced Services (7.37%)
3,000	Adyen N.V., (Netherlands), 144A1,2,7	2,422,754	8,386,085
72,300	MasterCard Incorporated, Cl A	16,486,273	25,137,264
115,200	PayPal Holdings, Inc.[1]	16,572,834	29,976,192
54,500	Square, Inc., Cl A1	10,459,131	13,071,280
184,054	Toast, Inc., Cl A1	7,362,160	9,193,497
149,300	Visa, Inc., Cl A	25,109,011	33,256,575

		78,412,163	119,020,893

	Electronic Equipment & Instruments (1.32%)
345,133	PAR Technology Corp.[1]	14,931,208	21,229,131

	Internet Services & Infrastructure (1.59%)
220,677	GDS Holdings Limited, ADR[1,2]	11,246,223	12,492,525
67,043	Wix.com Ltd.[1,2]	3,803,923	13,138,417

		15,050,146	25,630,942

	IT Consulting & Other Services (4.18%)
202,368	Endava plc, ADR[1,2]	6,819,469	27,491,693
131,587	Gartner, Inc.[1]	6,742,678	39,986,657

		13,562,147	67,478,350

	Semiconductors (4.00%)
1,770,000	indie Semiconductor, Inc., Cl A1	17,169,776	21,788,700
206,400	NVIDIA Corp.	18,021,140	42,757,824

		35,190,916	64,546,524

22	See Notes to Financial Statements.

September 30, 2021	Baron Opportunity Fund

STATEMENT OF NET ASSETS (Continued)

SEPTEMBER 30, 2021

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)

	Systems Software (10.18%)
61,723	Crowdstrike Holdings, Inc., Cl A1	$3,067,061	$15,170,279
493,900	Microsoft Corporation	78,400,719	139,240,288
32,508	Snowflake, Inc., Cl A1,4	3,900,960	9,831,394

		85,368,740	164,241,961

Total Information Technology		388,858,749	690,437,613

Real Estate (2.06%)
	Real Estate Services (1.36%)
1,073,230	Opendoor Technologies, Inc.[1]	10,732,300	22,033,412

	Specialized REITs (0.70%)
14,225	Equinix, Inc.	2,122,124	11,239,599

Total Real Estate		12,854,424	33,273,011

Special Purpose Acquisition Company (0.15%)
231,800	Khosla Ventures Acquisition Co. II, Cl A1	2,455,228	2,359,724

Total Common Stocks		837,173,665	1,533,314,472

Private Common Stocks (0.30%)
Industrials (0.30%)
9,099	Space Exploration Technologies Corp., Cl A1,3,4,8	3,821,489	3,777,541
2,806	Space Exploration Technologies Corp., Cl C1,3,4,8	1,178,492	1,164,939

Total Private Common Stocks		4,999,981	4,942,480

Private Convertible Preferred Stocks (2.15%)
Consumer Discretionary (1.35%)
	Automobile Manufacturers (1.35%)
484,183	Rivian Automotive, Inc., Series E1,3,4,8	7,499,995	17,425,746
122,117	Rivian Automotive, Inc., Series F1,3,4,8	4,500,011	4,440,174

Total Consumer Discretionary		12,000,006	21,865,920

Materials (0.80%)
	Fertilizers & Agricultural Chemicals (0.80%)
219,321	Farmers Business Network, Inc., Series F1,3,4,8	7,250,007	12,869,756

Total Private Convertible Preferred Stocks		19,250,013	34,735,676

Private Preferred Stocks (0.88%)
Industrials (0.88%)
	Aerospace & Defense (0.48%)
18,519	Space Exploration Technologies Corp., Cl N1,3,4,8	5,000,130	7,688,348

	Trucking (0.40%)
266,956	GM Cruise Holdings, Cl G1,3,4,8	7,034,290	6,479,022

Total Private Preferred Stocks		12,034,420	14,167,370

Shares		Cost	Value
Warrants (0.01%)
Communication Services (0.01%)
	Interactive Media & Services (0.01%)
106,682	Taboola.com Ltd., 6/29/2026[1,2]	$192,759	$197,362

Principal Amount
Short Term Investments (1.86%)
$29,940,909	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2021, 0.00% due 10/1/2021; Proceeds at maturity - $29,940,909; (Fully collateralized by $14,645,800 U.S. Treasury Note, 1.25% due 9/30/2028 Market value - $14,570,286 and $17,082,500 U.S. Treasury Note, 0.625% due 5/15/2030 Market value - $15,969,468)[7]	29,940,909	29,940,909

Total Investments (100.20%)		$903,591,747	1,617,298,269

Liabilities Less Cash and Other Assets (-0.20%)[6]			(3,262,186)

Net Assets			$1,614,036,083

Retail Shares (Equivalent to $43.49 per share based on 19,922,040 shares outstanding)			$866,473,654

Institutional Shares (Equivalent to $45.85 per share based on 15,516,269 shares outstanding)			$711,422,767

R6 Shares (Equivalent to $45.90 per share based on 787,311 shares outstanding)			$36,139,662

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At September 30, 2021, the market value of restricted and fair valued securities amounted to $53,845,526 or 3.34% of net assets. These securities are not deemed liquid. See Note 6 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	All or a portion of these securities are segregated for unfunded commitments. Total value of securities segregated is $13,326,550.
[6]	Includes net unrealized depreciation of $299,342 on unfunded commitments with special purpose acquisition companies to purchase when-issued private investments in public entities.
[7]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[8]	Level 3 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the market value of Rule 144A securities amounted to $8,386,085 or 0.52% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	23

Baron Fifth Avenue Growth Fund	September 30, 2021

STATEMENT OF NET ASSETS

SEPTEMBER 30, 2021

Shares		Cost	Value
Common Stocks (98.09%)
Communication Services (14.83%)
	Interactive Home Entertainment (0.97%)
25,415	Sea Ltd., ADR[1,2]	$8,094,524	$8,100,523

	Interactive Media & Services (13.86%)
11,490	Alphabet, Inc., Cl A1	17,696,238	30,718,745
10,283	Alphabet, Inc., Cl C1	4,420,382	27,407,383
116,389	Facebook, Inc., Cl A1	16,229,480	39,501,262
301,416	ZoomInfo Technologies Inc., Cl A1	9,285,584	18,443,645

		47,631,684	116,071,035

Total Communication Services		55,726,208	124,171,558

Consumer Discretionary (9.99%)
	Internet & Direct Marketing Retail (9.99%)
19,267	Amazon.com, Inc.[1]	8,804,069	63,292,866
12,138	MercadoLibre, Inc.[1]	7,661,536	20,384,557

Total Consumer Discretionary		16,465,605	83,677,423

Financials (2.30%)
	Financial Exchanges & Data (2.30%)
45,219	S&P Global, Inc.	10,911,824	19,213,101

Health Care (15.02%)
	Biotechnology (3.86%)
112,455	Acceleron Pharma, Inc.[1]	11,815,692	19,353,505
42,879	argenx SE, ADR[1,2]	12,945,859	12,949,458

		24,761,551	32,302,963

	Health Care Equipment (3.72%)
31,366	Intuitive Surgical, Inc.[1]	13,622,943	31,182,509

	Health Care Technology (3.46%)
100,453	Veeva Systems, Inc., Cl A1	7,493,348	28,947,541

	Life Sciences Tools & Services (3.98%)
90,959	10X Genomics, Inc., Cl A1	9,317,474	13,241,811
49,489	Illumina, Inc.[1]	7,204,506	20,073,234

		16,521,980	33,315,045

Total Health Care		62,399,822	125,748,058

Information Technology (53.92%)
	Application Software (12.96%)
54,742	Adobe, Inc.[1]	27,393,137	31,516,064
84,251	RingCentral, Inc., Cl A1	18,380,517	18,324,593
64,177	ServiceNow, Inc.[1,3]	26,333,590	39,935,422
78,303	Splunk, Inc.[1]	9,872,185	11,331,227
28,394	Zoom Video Communications, Inc., Cl A1	10,484,592	7,425,031

		92,464,021	108,532,337

	Data Processing & Outsourced Services (14.24%)
6,218	Adyen N.V., 144A (Netherlands)[1,2,5]	4,711,862	17,381,559
77,774	MasterCard Incorporated, Cl A	7,508,689	27,040,464
86,502	PayPal Holdings, Inc.[1]	18,667,515	22,508,685
103,821	Square, Inc., Cl A1	23,693,250	24,900,429
98,916	Toast, Inc., Cl A1	3,956,640	4,940,854
100,918	Visa, Inc., Cl A	6,191,852	22,479,485

		64,729,808	119,251,476

Shares		Cost	Value
Common Stocks (continued)

Information Technology (continued)

	Internet Services & Infrastructure (4.69%)
18,649	Shopify, Inc., Cl A1,2	$23,830,050	$25,283,941
71,087	Wix.com Ltd.[1,2]	10,110,189	13,930,919

		33,940,239	39,214,860

	IT Consulting & Other Services (4.33%)
63,602	EPAM Systems, Inc.[1]	9,148,341	36,283,669

	Semiconductor Equipment (3.28%)
36,842	ASML Holding N.V.[2]	3,568,785	27,451,343

	Semiconductors (2.98%)
120,401	NVIDIA Corp.	18,553,380	24,942,271

	Systems Software (11.44%)
93,792	Crowdstrike Holdings, Inc., Cl A1	5,972,732	23,052,198
83,835	Datadog, Inc., Cl A1,3	2,263,545	11,850,077
256,769	Dynatrace, Inc.[1,3]	11,122,881	18,222,896
49,773	Snowflake, Inc., Cl A1,3	6,209,275	15,052,848
81,789	Twilio, Inc., Cl A1,3	11,034,337	26,094,781
28,607	UiPath, Inc., Cl A1	1,601,992	1,505,014

		38,204,762	95,777,814

Total Information Technology		260,609,336	451,453,770

Real Estate (2.03%)
	Specialized REITs (2.03%)
21,508	Equinix, Inc.	4,587,574	16,994,116

Total Common Stocks		410,700,369	821,258,026

Private Common Stocks (0.18%)
Industrials (0.18%)
2,730	Space Exploration Technologies Corp., Cl A1,3,4,6	1,146,573	1,133,387
841	Space Exploration Technologies Corp., Cl C1,3,4,6	353,211	349,149

Total Private Common Stocks		1,499,784	1,482,536

Private Convertible Preferred Stocks (0.35%)
Consumer Discretionary (0.35%)
	Automobile Manufacturers (0.35%)
81,411	Rivian Automotive, Inc., Series F1,3,4,6	2,999,995	2,960,104

Private Preferred Stocks (0.39%)
Industrials (0.39%)
	Trucking (0.39%)
133,288	GM Cruise Holdings, Cl G1,3,4,6	3,512,139	3,234,900

24	See Notes to Financial Statements.

September 30, 2021	Baron Fifth Avenue Growth Fund

STATEMENT OF NET ASSETS (Continued)

SEPTEMBER 30, 2021

Principal Amount		Cost	Value
Short Term Investments (1.00%)
$8,370,965	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2021, 0.00% due 10/1/2021; Proceeds at maturity - $8,370,965; (Fully collateralized by $9,133,500 U.S. Treasury Note, 0.625% due 5/15/2030 Market value - $8,538,395)[5]	$8,370,965	$8,370,965

Total Investments (100.01%)		$427,083,252	837,306,531

Liabilities Less Cash and Other Assets (-0.01%)			(96,211)

Net Assets			$837,210,320

Retail Shares (Equivalent to $55.33 per share based on 3,395,464 shares outstanding)			$187,861,080

Institutional Shares (Equivalent to $56.82 per share based on 10,732,044 shares outstanding)			$609,786,466

R6 Shares (Equivalent to $56.84 per share based on 696,059 shares outstanding)			$39,562,774

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]

At September 30, 2021, the market value of restricted and fair valued securities amounted to $7,677,540 or 0.92% of net assets. These securities are not deemed liquid. See Note 6 regarding Restricted Securities.

[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the market value of Rule 144A securities amounted to $17,381,559 or 2.08% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	25

Baron Discovery Fund	September 30, 2021

STATEMENT OF NET ASSETS

SEPTEMBER 30, 2021

Shares		Cost	Value
Common Stocks (93.12%)
Communication Services (5.93%)
	Advertising (2.17%)
3,875,000	S4 Capital PLC (United Kingdom)[1,2]	$12,841,181	$44,118,935

	Interactive Media & Services (1.00%)
600,000	Tripadvisor, Inc.[1]	20,442,129	20,310,000

	Movies & Entertainment (0.43%)
185,000	Liberty Media Corporation-Liberty Formula One, Cl A1	5,634,811	8,704,250

	Publishing (2.33%)
950,000	Future PLC (United Kingdom)[2]	18,404,637	47,233,114

Total Communication Services		57,322,758	120,366,299

Consumer Discretionary (8.34%)
	Casinos & Gaming (2.46%)
2,673,000	Melco International Development Ltd. (Hong Kong)[1,2,7]	5,107,059	3,148,780
150,371	Penn National Gaming, Inc.[1]	2,663,946	10,895,883
700,000	Red Rock Resorts, Inc., Cl A1	17,350,047	35,854,000

		25,121,052	49,898,663

	Home Improvement Retail (2.08%)
350,000	Floor & Decor Holdings, Inc., Cl A1	11,227,099	42,276,500

	Hotels, Resorts & Cruise Lines (0.92%)
1,500,000	Membership Collective Group, Inc.[1]	20,762,901	18,660,000

	Internet & Direct Marketing Retail (0.47%)
350,000	MYT Netherlands Parent BV, ADR[1,2,4]	9,100,000	9,415,000

	Restaurants (1.06%)
425,000	The Cheesecake Factory, Inc.[1]	14,758,560	19,975,000
9,266	Wingstop, Inc.	766,969	1,518,975

		15,525,529	21,493,975

	Specialty Stores (1.35%)
1,300,000	Petco Health & Wellness Co., Inc.[1]	27,164,882	27,430,000

Total Consumer Discretionary		108,901,463	169,174,138

Consumer Staples (4.64%)
	Packaged Foods & Meats (0.73%)
100,000	Laird Superfood, Inc.[1]	2,547,796	1,908,000
750,000	UTZ Brands, Inc.	12,255,000	12,847,500

		14,802,796	14,755,500

	Personal Products (2.56%)
2,000,000	The Beauty Health Co.[1]	21,322,653	51,940,000

	Soft Drinks (1.35%)
875,000	Fevertree Drinks PLC (United Kingdom)[2]	26,629,565	27,458,332

Total Consumer Staples		62,755,014	94,153,832

Financials (3.22%)
	Insurance Brokers (1.23%)
750,007	BRP Group, Inc., Cl A1	15,155,098	24,967,733

	Property & Casualty Insurance (1.99%)
250,000	Kinsale Capital Group, Inc.	20,250,978	40,425,000

Total Financials		35,406,076	65,392,733

Shares		Cost	Value
Common Stocks (continued)
Health Care (21.60%)
	Biotechnology (1.43%)
106,000	Biohaven Pharmaceutical Holding Co. Ltd.[1,2]	$4,582,203	$14,724,460
620,143	Recursion Pharmaceuticals, Inc., Cl A1	12,216,506	14,269,490

		16,798,709	28,993,950

	Health Care Equipment (9.32%)
1,135,000	Acutus Medical, Inc.[1]	21,335,786	10,033,400
580,084	AxoGen, Inc.[1]	9,919,925	9,165,327
637,982	Axonics, Inc.[1]	28,878,670	41,526,249
202,500	CryoPort, Inc.[1]	5,127,704	13,468,275
114,823	Inari Medical, Inc.[1]	4,216,755	9,312,145
682,985	Inogen, Inc.[1]	31,469,030	29,429,824
50,000	Inspire Medical Systems, Inc.[1,4]	2,923,748	11,644,000
640,208	Silk Road Medical, Inc.[1,4]	27,145,351	35,230,646
4,060,000	ViewRay, Inc.[1]	20,943,586	29,272,600

		151,960,555	189,082,466

	Health Care Services (0.67%)
323,963	Accolade, Inc.[1]	9,020,518	13,661,520

	Health Care Supplies (1.46%)
2,629,967	Cerus Corp.[1]	14,027,651	16,016,499
2,365,363	Sientra, Inc.[1]	17,781,625	13,553,530

		31,809,276	29,570,029

	Health Care Technology (0.88%)
418,543	Definitive Healthcare Corp.[1]	11,300,661	17,926,197

	Life Sciences Tools & Services (3.98%)
547,558	CareDx, Inc.[1,4]	13,105,658	34,698,751
150,000	Olink Holding AB, ADR[1,2]	5,649,156	3,637,500
68,980	Seer, Inc.[1]	1,310,620	2,381,879
861,926	Veracyte, Inc.[1,4]	25,343,693	40,036,463

		45,409,127	80,754,593

	Managed Health Care (2.09%)
758,279	Progyny, Inc.[1]	19,842,501	42,463,624

	Pharmaceuticals (1.77%)
1,291,732	Revance Therapeutics, Inc.[1]	28,479,368	35,987,653

Total Health Care		314,620,715	438,440,032

Industrials (14.96%)
	Aerospace & Defense (3.45%)
1,102,370	Kratos Defense & Security Solutions, Inc.[1]	19,500,520	24,593,875
957,680	Mercury Systems, Inc.[1]	52,325,093	45,413,185

		71,825,613	70,007,060

	Building Products (1.11%)
220,000	Trex Company, Inc.[1]	7,416,878	22,424,600

	Diversified Support Services (0.88%)
1,000,000	ACV Auctions, Inc., Cl A1	28,687,917	17,890,000

	Environmental & Facilities Services (1.82%)
599,642	Montrose Environmental Group, Inc.[1]	10,554,326	37,021,897

	Heavy Electrical Equipment (0.88%)
528,900	TPI Composites, Inc.[1]	10,257,577	17,850,375

26	See Notes to Financial Statements.

September 30, 2021	Baron Discovery Fund

STATEMENT OF NET ASSETS (Continued)

SEPTEMBER 30, 2021

Shares		Cost	Value
Common Stocks (continued)

Industrials (continued)

	Industrial Machinery (4.17%)
86,600	ESCO Technologies, Inc.	$4,658,023	$6,668,200
200,000	Helios Technologies, Inc.	7,717,454	16,422,000
253,105	Kornit Digital Ltd.[1,2]	8,856,307	36,634,418
1,705,185	Markforged Holding Corp.[1]	14,565,524	11,186,013
1,040,000	Velo3D, Inc.[1,4]	10,641,845	8,704,800
618,272	Velo3D, Inc., (formerly, Jaws Spitfire Acquisition Corp.)[3,4,8]	6,182,720	5,057,465

		52,621,873	84,672,896

	Trading Companies & Distributors (2.65%)
500,000	Hydrofarm Holdings Group, Inc.[1,4]	25,269,555	18,925,000
175,000	SiteOne Landscape Supply, Inc.[1,5]	9,431,317	34,907,250

		34,700,872	53,832,250

Total Industrials		216,065,056	303,699,078

Information Technology (29.68%)
	Application Software (6.41%)
1,000,000	Alkami Technology, Inc.[1]	30,552,625	24,680,000
625,663	Clearwater Analytics Holdings, Inc., Cl A1	14,626,090	16,023,230
600,000	DoubleVerify Holdings, Inc.[1]	18,527,343	20,496,000
200,000	Everbridge, Inc.[1]	22,401,606	30,208,000
2,500,000	SmartRent, Inc. (formerly, Fifth Wall Acquisition Corp. I)[1,4]	31,046,952	32,550,000
500,000	Viant Technology, Inc., Cl A1	13,515,462	6,110,000

		130,670,078	130,067,230

	Data Processing & Outsourced Services (0.76%)
200,000	Shift4 Payments, Inc., Cl A1	7,218,579	15,504,000

	Electronic Equipment & Instruments (3.81%)
460,321	Advanced Energy Industries, Inc.	34,345,774	40,393,168
10,431	Novanta, Inc.[1,2]	272,590	1,611,589
575,000	PAR Technology Corp.[1]	21,254,484	35,368,250

		55,872,848	77,373,007

	IT Consulting & Other Services (2.68%)
400,000	Endava plc, ADR[1,2]	10,717,821	54,340,000

	Semiconductor Equipment (3.05%)
115,000	Brooks Automation, Inc.	12,170,966	11,770,250
585,800	Ichor Holdings Ltd.[1,2]	16,144,595	24,070,522
255,000	Nova Ltd., (formerly, Nova Measuring Instruments Ltd.)[1,2]	8,116,967	26,083,950

		36,432,528	61,924,722

	Semiconductors (2.91%)
725,000	Allegro MicroSystems, Inc.[1]	10,150,000	23,171,000
2,910,000	indie Semiconductor, Inc., Cl A1	27,712,225	35,822,100

		37,862,225	58,993,100

	Systems Software (10.06%)
997,500	Couchbase, Inc.[1,4]	29,191,929	31,032,225
333,775	Dynatrace, Inc.[1,4]	6,243,606	23,688,012
578,460	ForgeRock, Inc., Cl A1,4	17,534,310	22,519,448
1,234,531	Ping Identity Holding Corp.[1]	25,203,528	30,332,426
215,000	Qualys, Inc.[1]	18,211,240	23,927,350
815,000	Sailpoint Technologies Holdings, Inc.[1]	42,481,737	34,947,200
621,000	Varonis Systems, Inc.[1]	19,427,813	37,787,850

		158,294,163	204,234,511

Total Information Technology		437,068,242	602,436,570

Shares		Cost	Value
Common Stocks (continued)
Real Estate (3.65%)
	Industrial REITs (1.19%)
425,000	Rexford Industrial Realty, Inc.	$17,240,450	$24,118,750

	Office REITs (1.46%)
1,000,000	JBG SMITH Properties	33,666,311	29,610,000

	Specialized REITs (1.00%)
700,000	Americold Realty Trust[4]	19,240,492	20,335,000

Total Real Estate		70,147,253	74,063,750

Special Purpose Acquisition Company (1.10%)
1,200,000	Khosla Ventures Acquisition Co. II, Cl A1	12,706,516	12,216,000
1,000,000	Live Oak Acquisition Corp. II, Cl A1	9,986,703	9,980,000

Total Special Purpose Acquisition Company		22,693,219	22,196,000

Total Common Stocks		1,324,979,796	1,889,922,432

Principal Amount
Short Term Investments (6.68%)

$135,649,363	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2021, 0.00% due 10/1/2021; Proceeds at maturity - $135,649,363; (Fully collateralized by $139,079,500 U.S. Treasury Note, 1.25% due 9/30/2028 Market value - $138,362,406)[7]	135,649,363	135,649,363

Total Investments (99.80%)		$1,460,629,159	2,025,571,795

Cash and Other Assets Less Liabilities[6] (0.20%)			4,027,589

Net Assets			$2,029,599,384

Retail Shares (Equivalent to $36.93 per share based on 7,319,989 shares outstanding)			$270,330,428

Institutional Shares (Equivalent to $37.68 per share based on 45,684,460 shares outstanding)			$1,721,197,181

R6 Shares (Equivalent to $37.68 per share based on 1,010,404 shares outstanding)			$38,071,775

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At September 30, 2021, the market value of restricted and fair valued securities amounted to $5,057,465 or 0.25% of net assets. This security is not deemed liquid. See Note 6 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	All or a portion of these securities are segregated for an unfunded commitment. Total value of securities segregated is $7,579,860.
[6]	Includes unrealized depreciation of $170,095 on an unfunded commitment with a special purpose acquisition company to purchase a when-issued private investment in a public entity.
[7]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[8]	Level 3 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	27

Baron Durable Advantage Fund	September 30, 2021

STATEMENT OF NET ASSETS

SEPTEMBER 30, 2021

Shares		Cost	Value
Common Stocks (97.70%)
Communication Services (12.58%)
	Interactive Media & Services (12.58%)
172	Alphabet, Inc., Cl A1	$488,101	$459,845
975	Alphabet, Inc., Cl C1	1,659,810	2,598,677
6,248	Facebook, Inc., Cl A1	1,667,340	2,120,509

Total Communication Services		3,815,251	5,179,031

Consumer Staples (5.41%)
	Distillers & Vintners (1.97%)
3,835	Constellation Brands, Inc., Cl A	811,065	807,996

	Hypermarkets & Super Centers (2.29%)
2,099	Costco Wholesale Corp.	740,504	943,186

	Personal Products (1.15%)
1,582	The Estée Lauder Companies, Inc., Cl A	394,728	474,489

Total Consumer Staples		1,946,297	2,225,671

Financials (16.03%)
	Asset Management & Custody Banks (3.35%)
1,644	BlackRock, Inc.	1,256,580	1,378,757

	Financial Exchanges & Data (10.61%)
5,074	CME Group, Inc.	958,043	981,210
3,568	Moody’s Corp.	881,776	1,267,032
2,100	MSCI, Inc.	884,036	1,277,514
1,977	S&P Global, Inc.	462,402	840,008

		3,186,257	4,365,764

	Property & Casualty Insurance (2.07%)
22,364	Arch Capital Group Ltd.[1,2]	850,759	853,858

Total Financials		5,293,596	6,598,379

Health Care (19.95%)
	Health Care Equipment (4.31%)
5,823	Danaher Corp.	1,151,417	1,772,754

	Life Sciences Tools & Services (11.48%)
6,441	Agilent Technologies, Inc.	881,659	1,014,651
4,774	Iqvia Holdings, Inc.[1]	882,665	1,143,564
442	Mettler-Toledo International, Inc.[1]	472,779	608,793
25,382	Stevanato Group SpA[1,2]	533,022	642,419
2,301	Thermo Fisher Scientific, Inc.	926,009	1,314,630

		3,696,134	4,724,057

	Managed Health Care (4.16%)
4,383	UnitedHealth Group, Incorporated	1,543,857	1,712,613

Total Health Care		6,391,408	8,209,424

Industrials (5.52%)
	Aerospace & Defense (2.04%)
7,092	HEICO Corp., Cl A	784,515	839,906

	Research & Consulting Services (3.48%)
12,275	IHS Markit Ltd.[2]	1,116,317	1,431,510

Total Industrials		1,900,832	2,271,416

Information Technology (36.03%)
	Application Software (9.61%)
2,925	Adobe, Inc.[1]	1,278,820	1,683,981
763	Fair Isaac Corp.[1]	312,482	303,620
2,488	Intuit, Inc.	1,108,372	1,342,301
8,987	SS&C Technologies Holdings, Inc.	562,339	623,698

		3,262,013	3,953,600

Shares		Cost	Value
Common Stocks (continued)

Information Technology (continued)

	Data Processing & Outsourced Services (7.37%)
3,978	MasterCard Incorporated, Cl A	$1,238,614	$1,383,071
7,419	Visa, Inc., Cl A	1,639,604	1,652,582

		2,878,218	3,035,653

	Electronic Manufacturing Services (1.98%)
5,942	TE Connectivity Ltd.[2]	743,041	815,361

	IT Consulting & Other Services (3.35%)
4,315	Accenture plc, Cl A2	1,064,673	1,380,455

	Semiconductors (4.81%)
1,969	Monolithic Power Systems, Inc.	750,581	954,335
5,330	Texas Instruments, Inc.	896,539	1,024,479

		1,647,120	1,978,814

	Systems Software (8.91%)
13,007	Microsoft Corporation	2,918,283	3,666,934

Total Information Technology		12,513,348	14,830,817

Materials (0.70%)
	Specialty Chemicals (0.70%)
1,388	Ecolab, Inc.	285,843	289,565

Real Estate (1.48%)
	Specialized REITs (1.48%)
1,697	Alexandria Real Estate Equities, Inc.[3]	261,495	324,246
359	Equinix, Inc.	178,765	283,656

Total Real Estate		440,260	607,902

Total Common Stocks		32,586,835	40,212,205

Principal Amount
Short Term Investments (8.23%)

$3,386,820	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2021, 0.00% due 10/1/2021; Proceeds at maturity - $3,386,820; (Fully collateralized by $3,472,500 U.S. Treasury Note, 1.25% due 9/30/2028 Market value - $3,454,596)[4]	3,386,820	3,386,820

Total Investments (105.93%)		$35,973,655	43,599,025

Liabilities Less Cash and Other Assets (-5.93%)			(2,441,111)

Net Assets			$41,157,914

Retail Shares (Equivalent to $18.47 per share based on 527,742 shares outstanding)			$9,746,212

Institutional Shares (Equivalent to $18.63 per share based on 1,456,740 shares outstanding)			$27,135,571

R6 Shares (Equivalent to $18.63 per share based on 229,572 shares outstanding)			$4,276,131

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

28	See Notes to Financial Statements.

September 30, 2021	Baron Funds

STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2021

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund
Assets:
Investments in securities, at value*
Unaffiliated investments	$6,171,947,895	$8,506,972,972	$5,154,974,288	$1,617,298,269
“Affiliated” investments	—	693,925,000	160,725,000	—

Total investments, at value	6,171,947,895	9,200,897,972	5,315,699,288	1,617,298,269
Receivable for securities sold	2,117,495	—	2,242,089	2,535,429
Receivable for shares sold	1,844,146	5,758,504	3,045,724	1,431,643
Dividends and interest receivable	609,786	3,835,071	1,084,547	—
Prepaid expenses	20,514	28,920	16,708	6,563

	6,176,539,836	9,210,520,467	5,322,088,356	1,621,271,904

Liabilities:
Payable for securities purchased	7,617,722	—	—	4,397,820
Payable for shares redeemed	1,524,488	6,275,890	2,338,227	495,948
Due to custodian bank	618,000	649,000	2,635,204	1,805,541
Trustee fees payable (Note 4)	75,440	110,400	65,190	19,190
Distribution fees payable (Note 4)	699	313	974	722
Investment advisory fees payable (Note 4)	337	83	257	625
Net unrealized depreciation on unfunded commitments	346,731	746,100	—	299,342
Accrued expenses and other payables	685,210	767,257	591,957	216,633

	10,868,627	8,549,043	5,631,809	7,235,821

Net Assets	$6,165,671,209	$9,201,971,424	$5,316,456,547	$1,614,036,083

Net Assets consist of:
Paid-in capital	$1,486,731,296	$778,469,579	$1,422,060,856	$771,071,236
Distributable earnings/(losses)	4,678,939,913	8,423,501,845	3,894,395,691	842,964,847

Net Assets	$6,165,671,209	$9,201,971,424	$5,316,456,547	$1,614,036,083

Retail Shares:
Net Assets	$2,871,697,681	$3,041,361,238	$1,829,446,479	$866,473,654
Shares Outstanding ($0.01 par value; indefinite shares authorized)	23,812,800	25,852,465	44,983,254	19,922,040

Net Asset Value and Offering Price Per Share	$120.59	$117.64	$40.67	$43.49

Institutional Shares:
Net Assets	$3,108,205,976	$5,934,832,087	$3,214,212,037	$711,422,767
Shares Outstanding ($0.01 par value; indefinite shares authorized)	24,576,421	48,355,821	74,547,365	15,516,269

Net Asset Value and Offering Price Per Share	$126.47	$122.73	$43.12	$45.85

R6 Shares:
Net Assets	$185,767,552	$225,778,099	$272,798,031	$36,139,662
Shares Outstanding ($0.01 par value; indefinite shares authorized)	1,469,128	1,839,378	6,329,204	787,311

Net Asset Value and Offering Price Per Share	$126.45	$122.75	$43.10	$45.90

*Investments in securities, at cost:
Unaffiliated investments	$1,905,661,422	$1,277,513,072	$1,923,010,939	$903,591,747
“Affiliated” investments	—	121,485,106	83,052,523	—

Total investments, at cost	$1,905,661,422	$1,398,998,178	$2,006,063,462	$903,591,747

See Notes to Financial Statements.	29

Baron Funds	September 30, 2021

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2021

	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Assets:
Investments in securities, at value*
Unaffiliated investments	$837,306,531	$2,025,571,795	$43,599,025
“Affiliated” investments	—	—	—

Total investments, at value	837,306,531	2,025,571,795	43,599,025
Receivable for securities sold	—	5,312,323	—
Receivable for shares sold	285,068	5,735,271	326,813
Dividends and interest receivable	—	384,882	5,358
Prepaid expenses	2,940	5,979	76

	837,594,539	2,037,010,250	43,931,272

Liabilities:
Payable for securities purchased	—	5,536,481	2,696,048
Payable for shares redeemed	237,724	1,404,008	—
Due to custodian bank	—	57,066	—
Trustee fees payable (Note 4)	9,700	20,030	426
Distribution fees payable (Note 4)	114	859	902
Investment advisory fees payable (Note 4)	861	996	365
Net unrealized depreciation on unfunded commitments	—	170,095	—
Accrued expenses and other payables	135,820	221,331	75,617

	384,219	7,410,866	2,773,358

Net Assets	$837,210,320	$2,029,599,384	$41,157,914

Net Assets consist of:
Paid-in capital	$406,009,872	$1,400,788,110	$33,404,110
Distributable earnings/(losses)	431,200,448	628,811,274	7,753,804

Net Assets	$837,210,320	$2,029,599,384	$41,157,914

Retail Shares:
Net Assets	$187,861,080	$270,330,428	$9,746,212
Shares Outstanding ($0.01 par value; indefinite shares authorized)	3,395,464	7,319,989	527,742

Net Asset Value and Offering Price Per Share	$55.33	$36.93	$18.47

Institutional Shares:
Net Assets	$609,786,466	$1,721,197,181	$27,135,571
Shares Outstanding ($0.01 par value; indefinite shares authorized)	10,732,044	45,684,460	1,456,740

Net Asset Value and Offering Price Per Share	$56.82	$37.68	$18.63

R6 Shares:
Net Assets	$39,562,774	$38,071,775	$4,276,131
Shares Outstanding ($0.01 par value; indefinite shares authorized)	696,059	1,010,404	229,572

Net Asset Value and Offering Price Per Share	$56.84	$37.68	$18.63

*Investments in securities, at cost:
Unaffiliated investments	$427,083,252	$1,460,629,159	$35,973,655
“Affiliated” investments	—	—	—

Total investments, at cost	$427,083,252	$1,460,629,159	$35,973,655

30	See Notes to Financial Statements.

September 30, 2021	Baron Funds

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED SEPTEMBER 30, 2021

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund
Investment income:
Income:
Dividends — Unaffiliated investments	$16,541,431	$45,634,546	$43,985,799	$1,807,851
Dividends — “Affiliated” investments	—	1,350,000	2,165,988	—
Interest	29	—	—	12
Securities lending income, net	—	—	—	—
Foreign taxes withheld on dividends	—	(61,103)	(83,522)	—

Total income	16,541,460	46,923,443	46,068,265	1,807,863

Expenses:
Investment advisory fees (Note 4)	59,622,517	87,408,966	51,842,467	14,909,820
Distribution fees — Retail Shares (Note 4)	7,012,901	7,259,067	4,351,478	2,109,557
Shareholder servicing agent fees and expenses — Retail Shares	326,820	252,495	187,265	107,110
Shareholder servicing agent fees and expenses — Institutional Shares	106,265	190,440	102,075	29,354
Shareholder servicing agent fees and expenses — R6 Shares	7,933	9,370	11,664	1,486
Reports to shareholders	882,870	879,200	795,900	188,910
Trustee fees and expenses (Note 4)	278,683	404,170	242,045	74,861
Custodian and fund accounting fees	226,025	285,164	194,589	125,159
Registration and filing fees	144,850	172,580	148,350	163,560
Professional fees	132,940	198,350	81,600	69,845
Line of credit fees	65,132	93,780	56,244	17,117
Insurance expense	63,888	98,773	57,284	12,171
Administration fees	55,739	60,511	54,024	47,883
Miscellaneous expenses	2,125	2,500	2,125	2,158

Total operating expenses	68,928,688	97,315,366	58,127,110	17,858,991
Interest expense on borrowings	863	303,501	—	5,469

Total expenses	68,929,551	97,618,867	58,127,110	17,864,460
Reimbursement of expenses by Adviser — Retail Shares (Note 4)	—	—	—	—
Reimbursement of expenses by Adviser — Institutional Shares (Note 4)	—	—	—	—
Reimbursement of expenses by Adviser — R6 Shares (Note 4)	—	—	—	—

Net expenses	68,929,551	97,618,867	58,127,110	17,864,460

Net investment loss	(52,388,091)	(50,695,424)	(12,058,845)	(16,056,597)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold — Unaffiliated investments	521,599,222	627,630,041	598,416,987	146,600,460
Net realized gain (loss) on investments sold — “Affiliated” investments	—	37,015,079	21,903,612	—
Net realized gain (loss) on foreign currency transactions	—	372	(25,646)	(2,468)
Change in net unrealized appreciation (depreciation) of:
Investments — Unaffiliated investments	811,330,864	1,530,595,259	694,321,044	242,329,550
Investments — “Affiliated” investments	—	450,512,120	(1,701,776)	—
Unfunded commitments	(346,731)	(746,100)	—	(299,342)
Foreign currency translations	—	—	32	—

Net gain (loss) on investments	1,332,583,355	2,645,006,771	1,312,914,253	388,628,200

Voluntary payment from Adviser[1]	—	739,525	—	—

Net increase (decrease) in net assets resulting from operations	$1,280,195,264	$2,595,050,872	$1,300,855,408	$372,571,603

[1]	See Note 4f.

See Notes to Financial Statements.	31

Baron Funds	September 30, 2021

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED SEPTEMBER 30, 2021

	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Investment income:
Income:
Dividends — Unaffiliated investments	$851,424	$1,721,507	$154,011
Dividends — “Affiliated” investments	—	—	—
Interest	—	—	—
Securities lending income, net	75,955	—	—
Foreign taxes withheld on dividends	(19,180)	—	(109)

Total income	908,199	1,721,507	153,902

Expenses:
Investment advisory fees (Note 4)	5,287,943	16,234,330	152,910
Distribution fees — Retail Shares (Note 4)	470,915	629,082	14,832
Shareholder servicing agent fees and expenses — Retail Shares	40,923	41,460	14,394
Shareholder servicing agent fees and expenses — Institutional Shares	27,082	62,495	10,636
Shareholder servicing agent fees and expenses — R6 Shares	1,680	1,367	146
Reports to shareholders	64,335	258,580	2,731
Trustee fees and expenses (Note 4)	35,626	70,982	1,129
Custodian and fund accounting fees	46,611	81,487	7,663
Registration and filing fees	110,080	169,900	64,524
Professional fees	44,803	53,070	56,292
Line of credit fees	8,577	19,013	277
Insurance expense	6,573	12,861	171
Administration fees	46,061	48,048	44,374
Miscellaneous expenses	2,126	2,156	2,891

Total operating expenses	6,193,335	17,684,831	372,970
Interest expense on borrowings	—	—	—

Total expenses	6,193,335	17,684,831	372,970
Reimbursement of expenses by Adviser — Retail Shares (Note 4)	(35,737)	—	(57,118)
Reimbursement of expenses by Adviser — Institutional Shares (Note 4)	(20,237)	—	(111,534)
Reimbursement of expenses by Adviser — R6 Shares (Note 4)	(793)	—	(24,814)

Net expenses	6,136,568	17,684,831	179,504

Net investment loss	(5,228,369)	(15,963,324)	(25,602)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold — Unaffiliated investments	25,183,060	91,796,346	249,372
Net realized gain (loss) on investments sold — “Affiliated” investments	—	—	—
Net realized gain (loss) on foreign currency transactions	(3,938)	11,655	9
Change in net unrealized appreciation (depreciation) of:
Investments — Unaffiliated investments	106,431,535	276,524,882	4,673,988
Investments — “Affiliated” investments	—	—	—
Unfunded commitments	—	(170,095)	—
Foreign currency translations	—	(33)	(5)

Net gain (loss) on investments	131,610,657	368,162,755	4,923,364

Net increase (decrease) in net assets resulting from operations	$126,382,288	$352,199,431	$4,897,762

32	See Notes to Financial Statements.

September 30, 2021	Baron Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Baron Asset Fund		Baron Growth Fund		Baron Small Cap Fund
	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(52,388,091)	$(31,884,054)	$(50,695,424)	$(19,420,956)	$(12,058,845)	$(32,421,633)
Net realized gain (loss)	521,599,222	173,965,572	664,645,492	394,007,115	620,294,953	509,963,898
Change in net unrealized appreciation (depreciation)	810,984,133	841,541,313	1,980,361,279	846,921,993	692,619,300	605,788,312
Voluntary payment from Adviser[1]	—	—	739,525	—	—	—

Increase (decrease) in net assets resulting from operations	1,280,195,264	983,622,831	2,595,050,872	1,221,508,152	1,300,855,408	1,083,330,577

Distributions to shareholders from:
Distributable earnings — Retail Shares	(83,393,943)	(40,552,872)	(129,694,548)	(94,740,238)	(172,031,316)	(135,343,515)
Distributable earnings — Institutional Shares	(82,971,616)	(35,026,357)	(238,672,050)	(154,792,579)	(301,283,099)	(205,916,210)
Distributable earnings — R6 Shares	(4,853,119)	(1,921,115)	(8,726,380)	(5,468,144)	(23,695,921)	(14,741,046)

Decrease in net assets from distributions to shareholders	(171,218,678)	(77,500,344)	(377,092,978)	(255,000,961)	(497,010,336)	(356,000,771)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	117,901,509	139,669,263	143,409,884	175,592,079	205,450,106	87,292,783
Proceeds from the sale of shares — Institutional Shares	521,269,301	564,707,309	748,201,621	729,983,269	736,976,454	460,566,456
Proceeds from the sale of shares — R6 Shares	18,911,470	25,089,988	28,050,223	45,272,784	51,146,197	55,606,956
Net asset value of shares issued in reinvestment of distributions — Retail Shares	80,591,772	39,326,659	126,441,145	92,664,059	167,569,328	132,348,628
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	79,896,649	33,774,344	229,865,089	148,813,744	283,821,699	194,127,046
Net asset value of shares issues in reinvestment of distribution — R6 Shares	4,853,119	1,921,116	8,726,380	5,468,144	23,695,921	14,741,046
Cost of shares redeemed — Retail Shares	(345,577,646)	(361,027,993)	(495,912,634)	(559,417,252)	(312,878,639)	(394,679,950)
Cost of shares redeemed — Institutional Shares	(554,212,105)	(514,445,516)	(1,085,044,504)	(1,046,419,927)	(1,036,493,218)	(656,020,912)
Cost of shares redeemed — R6 Shares	(18,242,712)	(14,512,092)	(31,188,227)	(36,505,282)	(61,101,320)	(48,024,639)

Increase (decrease) in net assets derived from capital share transactions	(94,608,643)	(85,496,922)	(327,451,023)	(444,548,382)	58,186,528	(154,042,586)

Net increase (decrease) in net assets	1,014,367,943	820,625,565	1,890,506,871	521,958,809	862,031,600	573,287,220

Net Assets:
Beginning of year	5,151,303,266	4,330,677,701	7,311,464,553	6,789,505,744	4,454,424,947	3,881,137,727

End of year	$6,165,671,209	$5,151,303,266	$9,201,971,424	$7,311,464,553	$5,316,456,547	$4,454,424,947

Capital share transactions — Retail Shares
Shares sold	1,048,197	1,642,554	1,329,997	2,212,166	5,246,358	3,030,099
Shares issued in reinvestment of distributions	772,248	458,513	1,288,172	1,128,681	4,833,266	4,538,705
Shares redeemed	(3,083,230)	(4,273,435)	(4,734,275)	(7,125,863)	(8,200,073)	(13,787,523)

Net increase (decrease)	(1,262,785)	(2,172,368)	(2,116,106)	(3,785,016)	1,879,551	(6,218,719)

Capital share transactions — Institutional Shares
Shares sold	4,448,129	6,359,953	6,802,398	9,162,426	17,916,951	15,418,261
Shares issued in reinvestment of distributions	731,587	377,789	2,249,676	1,748,898	7,737,778	6,346,095
Shares redeemed	(4,674,173)	(5,776,850)	(9,642,068)	(12,778,153)	(25,023,899)	(21,608,710)

Net increase (decrease)	505,543	960,892	(589,994)	(1,866,829)	630,830	155,646

Capital share transactions — R6 Shares
Shares sold	163,468	283,023	250,257	550,626	1,255,551	1,807,365
Shares issued in reinvestment of distributions	44,447	21,494	85,387	64,255	646,194	482,049
Shares redeemed	(153,961)	(161,503)	(278,643)	(443,847)	(1,502,914)	(1,628,737)

Net increase (decrease)	53,954	143,014	57,001	171,034	398,831	660,677

[1]	See Note 4f.

See Notes to Financial Statements.	33

Baron Funds	September 30, 2021

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Baron Opportunity Fund		Baron Fifth Avenue Growth Fund
	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(16,056,597)	$(6,575,772)	$(5,228,369)	$(2,018,503)
Net realized gain (loss)	146,597,992	101,370,176	25,179,122	2,634,924
Change in net unrealized appreciation (depreciation)	242,030,208	289,129,611	106,431,535	155,505,076

Increase (decrease) in net assets resulting from operations	372,571,603	383,924,015	126,382,288	156,121,497

Distributions to shareholders from:
Distributable earnings — Retail Shares	(52,365,778)	(21,327,179)	(689,834)	(3,490,662)
Distributable earnings — Institutional Shares	(32,020,901)	(7,094,221)	(1,548,437)	(5,396,461)
Distributable earnings — R6 Shares	(1,947,521)	(1,079,435)	(124,992)	(703,371)

Decrease in net assets from distributions to shareholders	(86,334,200)	(29,500,835)	(2,363,263)	(9,590,494)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	281,790,567	260,053,140	40,552,091	43,462,691
Proceeds from the sale of shares — Institutional Shares	436,910,712	280,583,112	279,779,017	131,761,478
Proceeds from the sale of shares — R6 Shares	2,145,302	354,601	434,811	79,881
Net asset value of shares issued in reinvestment of distributions — Retail Shares	50,408,936	20,703,884	664,220	3,365,849
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	31,726,872	6,811,664	1,456,269	5,225,784
Net asset value of shares issues in reinvestment of distribution — R6 Shares	1,942,787	1,079,435	124,992	703,371
Cost of shares redeemed — Retail Shares	(278,264,972)	(160,438,528)	(61,114,480)	(36,475,724)
Cost of shares redeemed — Institutional Shares	(278,557,907)	(94,846,299)	(108,821,753)	(41,814,866)
Cost of shares redeemed — R6 Shares	(434,249)	(107,949)	(382,769)	(694,165)

Increase (decrease) in net assets derived from capital share transactions	247,668,048	314,193,060	152,692,398	105,614,299

Net increase (decrease) in net assets	533,905,451	668,616,240	276,711,423	252,145,302

Net Assets:
Beginning of year	1,080,130,632	411,514,392	560,498,897	308,353,595

End of year	$1,614,036,083	$1,080,130,632	$837,210,320	$560,498,897

Capital share transactions — Retail Shares
Shares sold	6,929,242	9,635,838	791,323	1,112,952
Shares issued in reinvestment of distributions	1,418,771	922,633	14,013	101,381
Shares redeemed	(6,795,284)	(6,246,974)	(1,204,230)	(1,017,802)

Net increase (decrease)	1,552,729	4,311,497	(398,894)	196,531

Capital share transactions — Institutional Shares
Shares sold	9,947,143	9,983,852	5,405,985	3,119,515
Shares issued in reinvestment of distributions	848,766	290,352	29,983	152,282
Shares redeemed	(6,411,277)	(3,355,186)	(2,044,977)	(1,124,759)

Net increase (decrease)	4,384,632	6,919,018	3,390,991	2,147,038

Capital share transactions — R6 Shares
Shares sold	46,717	12,697	7,771	2,041
Shares issued in reinvestment of distributions	51,918	45,953	2,572	20,514
Shares redeemed	(9,648)	(4,380)	(7,020)	(16,337)

Net increase (decrease)	88,987	54,270	3,323	6,218

34	See Notes to Financial Statements.

September 30, 2021	Baron Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Baron Discovery Fund		Baron Durable Advantage Fund
	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(15,963,324)	$(5,660,071)	$(25,602)	$14,722
Net realized gain (loss)	91,808,001	38,501,502	249,381	38,112
Change in net unrealized appreciation (depreciation)	276,354,754	231,660,000	4,673,983	2,203,020

Increase (decrease) in net assets resulting from operations	352,199,431	264,501,431	4,897,762	2,255,854

Distributions to shareholders from:
Distributable earnings — Retail Shares	(6,337,567)	(171,734)	(4,063)	(5,349)
Distributable earnings — Institutional Shares	(29,923,673)	(593,926)	(7,750)	(8,806)
Distributable earnings — R6 Shares	(741,937)	(10,037)	(1,663)	(3,041)

Decrease in net assets from distributions to shareholders	(37,003,177)	(775,697)	(13,476)	(17,196)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	139,737,935	48,067,529	9,806,360	4,199,326
Proceeds from the sale of shares — Institutional Shares	920,664,644	286,987,230	18,222,606	4,452,049
Proceeds from the sale of shares — R6 Shares	24,318,756	6,223,324	1,038,549	1,713,710
Net asset value of shares issued in reinvestment of distributions — Retail Shares	6,287,081	170,515	4,026	5,215
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	28,249,535	560,845	7,750	8,806
Net asset value of shares issues in reinvestment of distribution — R6 Shares	741,937	10,037	1,663	3,041
Cost of shares redeemed — Retail Shares	(94,280,977)	(54,092,453)	(5,279,107)	(2,753,121)
Cost of shares redeemed — Institutional Shares	(242,852,333)	(149,219,982)	(2,007,425)	(2,381,959)
Cost of shares redeemed — R6 Shares	(8,132,869)	(1,671,275)	(16,324)	(55,567)

Increase (decrease) in net assets derived from capital share transactions	774,733,709	137,035,770	21,778,098	5,191,500

Net increase (decrease) in net assets	1,089,929,963	400,761,504	26,662,384	7,430,158

Net Assets:
Beginning of year	939,669,421	538,907,917	14,495,530	7,065,372

End of year	$2,029,599,384	$939,669,421	$41,157,914	$14,495,530

Capital share transactions — Retail Shares
Shares sold	3,870,281	2,148,215	564,903	326,160
Shares issued in reinvestment of distributions	203,927	8,077	212	372
Shares redeemed	(2,619,489)	(2,615,815)	(311,407)	(215,823)

Net increase (decrease)	1,454,719	(459,523)	253,708	110,709

Capital share transactions — Institutional Shares
Shares sold	24,844,227	12,803,664	1,011,124	338,023
Shares issued in reinvestment of distributions	900,240	26,183	405	624
Shares redeemed	(6,561,498)	(7,127,814)	(108,630)	(177,007)

Net increase (decrease)	19,182,969	5,702,033	902,899	161,640

Capital share transactions — R6 Shares
Shares sold	678,416	262,178	60,974	130,606
Shares issued in reinvestment of distributions	23,636	469	87	216
Shares redeemed	(223,403)	(74,529)	(970)	(4,279)

Net increase (decrease)	478,649	188,118	60,091	126,543

See Notes to Financial Statements.	35

Baron Funds	September 30, 2021

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Baron Investment Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987, and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The Trust currently offers seven series (individually, a “Fund” and collectively, the “Funds”): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund.

Each Fund offers Retail Shares, Institutional Shares, and R6 Shares. Each class of shares differs only in its ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms, or other platforms. R6 Shares are for investments in the amount of $5 million or more per Fund. R6 Shares are available only to qualified 401(a) plans (including 401(k) plans, Keogh plans, profit sharing plans, money purchase pension plans, target benefit plans, defined benefit pension plans, and Taft-Hartley multi-employer pension plans), endowment funds and foundations, any state, county or city, or its instrumentality, department, authority, or agency, 457 plans, including 457(a) governmental entity plans and tax-exempt plans, accounts registered to insurance companies, trust companies and bank trust departments, investment companies, both affiliated and not affiliated with BAMCO, Inc. (the “Adviser”), and any entity that is considered a corporation for tax purposes, including corporate non-qualified deferred compensation plans of such corporations. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class. The investment goals of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

Baron Discovery Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Durable Advantage Fund seeks capital appreciation through long-term investments primarily in securities of large-sized companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the period. Actual results could differ from those estimates. Events occurring subsequent to the date of the Statements of Assets and Liabilities and through the date of issuance of the financial statements have been evaluated for adjustment to or disclosure in the financial statements.

a) Security Valuation.  The Funds’ share prices or net asset values (“NAV”) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the “NAV Calculation Time”)) on the New York Stock Exchange (the “Exchange”) on any day the Exchange is scheduled to be open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using “fair value” pricing may include, but are not limited to: trading of the security has been halted or suspended; or the security has not been traded for an extended period of time. The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior management representatives and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market.

U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

September 30, 2021	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

b) Securities Transactions, Investment Income and Expense Allocation.  Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis, which includes the accretion of discounts and amortization of premiums. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer. The Funds are charged for those expenses of the Trust that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

c) Foreign Currency Translations.  Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the NAV Calculation Time. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions on the Statements of Operations. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income for U.S. federal income tax purposes.

d) Securities Lending.  The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees, both of which are included in securities lending income in the Statements of Operations. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

Baron Fifth Avenue Growth Fund participated in securities lending activities during the year ended September 30, 2021. There were no securities on loan at September 30, 2021.

e) Repurchase Agreements.  The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update No. 2011-11 for the Funds’ investments in repurchase agreements at September 30, 2021, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Statement of Net Assets.

f) Master Limited Partnerships.  The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

Baron Funds	September 30, 2021

NOTES TO FINANCIAL STATEMENTS (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

g) Special Purpose Acquisition Company.  The Funds may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering (“IPO”), via a private placement or a secondary market transaction. A SPAC is typically a publicly traded company that raises investment capital via an IPO for the purpose of acquiring the equity securities of one or more existing companies via merger, combination, acquisition or other similar transactions. To the extent the SPAC is invested in cash or similar securities, this may negatively affect a Fund’s performance if the Fund is invested in the SPAC during such period. There is no guarantee that the SPACs will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. These transactions will require the approval of the respective shareholders and are subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the SPAC’s acquisition may not close and, to the extent a Fund had committed to participate in a private placement (i.e., PIPE transaction, defined below) the Fund will no longer be obligated to fulfill its commitment.

h) Private Investment in Public Equity.  The Funds may acquire equity securities of an issuer that are issued through a private investment in public equity (“PIPE”) transaction, including through commitments to purchase securities on a when-issued basis. A Fund will generally earmark an amount of cash or high quality securities equal to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company in a private placement transaction, including securities issued by a SPAC, typically at a discount to the market price of the company’s securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of a Fund’s investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restriction can last an uncertain amount of time and may be many months. Until the public registration process is completed, securities acquired via a PIPE are restricted as to resale and a Fund cannot freely trade the securities. Generally, such restrictions cause these securities to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

Publicly traded securities acquired via a PIPE transaction are typically valued at a discount to the market price of an issuer’s common stock and classified as Level 2 in the fair value hierarchy. Discounts are applied due to certain trading restrictions imposed or a lack of marketability preceding the conversion to publicly traded securities. The primary inputs used in determining the discount are the length of the lock-up time period and volatility of the underlying security.

As of September 30, 2021, certain Funds had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of the target companies. The Statements of Assets and Liabilities separately present unrealized appreciation (depreciation) on unfunded commitments, the Statements of Operations present the change in unrealized appreciation (depreciation) on unfunded commitments, and each Fund’s Statement of Net Assets contains a related footnote.

i) Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. None of the Funds will be subject to federal or state income taxes to the extent that they qualify as regulated investment companies and substantially all of their income is distributed.

The Funds may be subject to foreign taxes on income and gains on investments that are accrued based upon the Funds’ understanding of the tax rules and regulations that exist in the countries in which the Funds invest. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

j) Restricted Securities.  The Funds may invest in securities that are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued by the Adviser pursuant to policies and procedures approved by the Board.

k) Distributions to Shareholders.  Income and capital gain distributions to shareholders are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for net investment loss, foreign currency gains and losses, non-deductible interest expense, reclassification of distributions, partnership basis adjustments, income from passive foreign investment companies, late-year loss deferral, post-October loss deferral, and wash sale loss deferral.

l) Commitments and Contingencies.  In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnification. The maximum exposure to the Funds under these agreements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

m) Cash and Cash Equivalents.  The Funds consider all short term liquid investments with a maturity of three months or less when purchased to be cash equivalents.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short term securities, for the year ended September 30, 2021 were as follows:

Fund	Purchases	Sales
Baron Asset Fund	$559,103,412	$905,725,571
Baron Growth Fund	118,363,081	853,234,191
Baron Small Cap Fund	793,431,493	1,144,379,200
Baron Opportunity Fund	749,966,345	560,346,364
Baron Fifth Avenue Growth Fund	309,385,227	114,774,503
Baron Discovery Fund	1,206,158,243	541,948,332
Baron Durable Advantage Fund	24,297,496	2,410,113

September 30, 2021	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a) Investment Advisory Fees.  The Adviser, a wholly owned subsidiary of Baron Capital Group, Inc. (“BCG”), serves as investment adviser to the Funds. As compensation for services rendered, the Adviser receives a fee payable monthly from Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, and Baron Discovery Fund equal to 1% per annum of the average daily net assets of the respective Funds. The Adviser receives a fee payable monthly equal to 0.70% per annum of Baron Fifth Avenue Growth Fund’s average daily net assets and 0.65% per annum of Baron Durable Advantage Fund’s average daily net assets.

For Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund, the Adviser has contractually agreed to reduce its fee or reimburse Fund expenses, to the extent required to limit the net annual operating expense ratio (excluding portfolio transaction costs, interest, dividend and extraordinary expenses), as follows:

	Annual Operating Expense Ratio Cap

Fund	Retail Shares	Institutional Shares	R6 Shares
Baron Opportunity Fund	1.50%	1.25%	1.24%
Baron Fifth Avenue Growth Fund	1.00%	0.75%	0.75%
Baron Discovery Fund	1.35%	1.10%	1.09%
Baron Durable Advantage Fund	0.95%	0.70%	0.70%

b) Distribution Fees.  Baron Capital, Inc. (“BCI”), a wholly owned subsidiary of BCG, is a registered limited purpose broker-dealer and the distributor of the Funds’ shares. The Funds are authorized to pay BCI a distribution fee payable monthly pursuant to a distribution plan under Rule 12b-1 of the 1940 Act equal to 0.25% per annum of the Retail Shares’ average daily net assets of the respective Funds.

c) Trustee Fees.  Certain Trustees of the Trust are interested persons (as defined by the 1940 Act) of the Trust. None of these Trustees received compensation for his or her services as a Trustee of the Trust. None of the Funds’ officers received compensation from the Funds for their services as an officer.

d) Fund Accounting and Administration Fees.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street”) to perform accounting and certain administrative services. State Street is compensated for fund accounting services based on a percentage of the Funds’ net assets, plus fixed annual fees for the administrative services.

e) Cross Trades.  The Funds are permitted to purchase securities from, or sell securities to, other Funds within the Trust, the funds in Baron Select Funds, and other entities advised or subadvised by the Adviser, pursuant to “Cross-Trading Procedures” adopted by the Board. These procedures have been designed to ensure that any cross-trade of securities by the respective Baron Fund from or to another fund/other entity that is or could be considered an affiliate of a Fund under certain limited circumstances by virtue of having a common investment adviser, common officers, or common trustees complies with Rule 17a-7 under the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price and with no commissions. Pursuant to these procedures, for the year ended September 30, 2021, the Funds engaged in the following cross-trades:

	Purchases	Sales	Net Realized Gains (Losses)
Baron Small Cap Fund	$1,093,572	$655,481	$2,327
Baron Opportunity Fund	—	7,144,405	1,971,002

f) Voluntary Payment.  The Adviser made a voluntary payment to Baron Growth Fund in the amount of $739,525 to compensate the Fund for a loss incurred due to a pricing error. The impact of this payment increased the Fund’s total return by 0.01%.

5. LINE OF CREDIT

The Funds, together with other funds in Baron Select Funds (except Baron Partners Fund), participate in a committed line of credit agreement with State Street to be used for temporary purposes, primarily for financing redemptions. Each fund may borrow up to the lesser of $200 million or the maximum amount each fund may borrow under the 1940 Act, the limitations included in each fund’s prospectus, or any limit or restriction under any law or regulation to which each fund is subject or any agreement to which each fund is a party; provided that the aggregate outstanding principal amount of all loans to any of the funds may not exceed $200 million. Interest is charged to each fund, based on its borrowings, at a rate per annum equal to the higher of the Overnight Bank Funding Rate plus 0.10% or the Overnight Federal Funds Rate plus 0.10%; plus a margin of 1.00%. An upfront fee of 0.05% is incurred on the commitment amount and a commitment fee of 0.20% per annum is incurred on the unused portion of the line of credit. Both fees are allocated to the participating funds based on their relative net assets. During the year ended September 30, 2021, Baron Asset Fund, Baron Growth Fund and Baron Opportunity Fund had borrowings under the line of credit and incurred interest expense of $863, $303,501 and $5,469, respectively. For the 10 days during which there were borrowings, Baron Asset Fund had an average daily balance on the line of credit of $2.6 million at a weighted average interest rate of 1.20%. For the 241 days during which there were borrowings, Baron Growth Fund had an average daily balance on the line of credit of $38.5 million at a weighted average interest rate of 1.19%. For the 22 days during which there were borrowings, Baron Opportunity Fund had an average daily balance on the line of credit of $7.6 million at a weighted average interest rate of 1.20%.

Baron Funds	September 30, 2021

NOTES TO FINANCIAL STATEMENTS (Continued)

6. RESTRICTED SECURITIES

At September 30, 2021, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of the Liquidity Rule governing classification of portfolio securities. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At September 30, 2021, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund

Name of Issuer	Acquisition Date(s)	Value
Private Preferred Stocks
Space Exploration Technologies Corp.	8/4/2020	$39,979,078

(Cost $26,000,460) (0.65% of Net Assets)

	Baron Growth Fund

Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Velo3D, Inc.	4/30/2021	$27,018,900
Zymergen, Inc.	7/29/2020	4,979,259

Private Convertible Preferred Stocks
Farmers Business Network, Inc.	7/31/2020-9/15/2021	24,842,016
Northvolt AB	9/21/2020	16,346,194

Total Restricted Securities		$73,186,369

(Cost $68,055,430)† (0.80% of Net Assets)

	Baron Small Cap Fund

Name of Issuer	Acquisition Date(s)	Value
Common Stocks
E2open Parent Holdings, Inc.	5/27/2021	$20,547,165

(Cost $19,999,995) (0.39% of Net Assets)

	Baron Opportunity Fund

Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	3/25/21	$4,942,480

Private Convertible Preferred Stocks
Farmers Business Network, Inc.	7/31/2020	12,869,756
Rivian Automotive, Inc.	7/10/2020-1/19/2021	21,865,920

Private Preferred Stocks
GM Cruise Holdings	1/19/2021	6,479,022
Space Exploration Technologies Corp.	8/4/2020	7,688,348

Total Restricted Securities		$53,845,526

(Cost $36,284,414)† (3.34% of Net Assets)

†	See Statements of Net Assets for cost of individual securities.

September 30, 2021	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

6. RESTRICTED SECURITIES (Continued)

	Baron Fifth Avenue Growth Fund

Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	3/25/2021-4/8/2021	$1,482,536

Private Convertible Preferred Stocks
Rivian Automotive, Inc.	1/19/2021	2,960,104

Private Preferred Stocks
GM Cruise Holdings LLC	1/19/2021	3,234,900

Total Restricted Securities		$7,677,540

(Cost $8,011,918)† (0.92% of Net Assets)

	Baron Discovery Fund

Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Velo3D, Inc.	4/30/2021	$5,057,465

(Cost $6,182,720) (0.25% of Net Assets)

†	See Statements of Net Assets for cost of individual securities.

7. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3  — prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Baron Funds	September 30, 2021

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

The following is a summary of the inputs used as of September 30, 2021 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$6,075,679,497	$—	$—	$6,075,679,497
Private Preferred Stocks	—	—	39,979,078	39,979,078
Short Term Investments	—	56,289,320	—	56,289,320

Total Investments	$6,075,679,497	$56,289,320	$39,979,078	$6,171,947,895

Unrealized appreciation (depreciation) on unfunded commitments	$—	$—	$(346,731)	$(346,731)

	Baron Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$9,118,573,681	$—	$31,998,159	$9,150,571,840
Private Convertible Preferred Stocks†	—	—	41,188,210	41,188,210
Short Term Investments	—	8,848,377	—	8,848,377
Warrants	289,545	—	—	289,545

Total Investments	$9,118,863,226	$8,848,377	$73,186,369	$9,200,897,972

Unrealized appreciation (depreciation) on unfunded commitments	$—	$—	$(746,100)	$(746,100)

	Baron Small Cap Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$5,259,814,840	$32,353,980	$20,547,165	$5,312,715,985
Short Term Investments	—	2,983,303	—	2,983,303

Total Investments	$5,259,814,840	$35,337,283	$20,547,165	$5,315,699,288

	Baron Opportunity Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,524,928,387	$8,386,085	$—	$1,533,314,472
Private Common Stocks†	—	—	4,942,480	4,942,480
Private Convertible Preferred Stocks†	—	—	34,735,676	34,735,676
Private Preferred Stocks†	—	—	14,167,370	14,167,370
Warrants	197,362	—	—	197,362
Short Term Investments	—	29,940,909	—	29,940,909

Total Investments	$1,525,125,749	$38,326,994	$53,845,526	$1,617,298,269

Unrealized appreciation (depreciation) on unfunded commitments	$—	$—	$(299,342)	$(299,342)

†	See Statements of Net Assets for additional detailed categorizations.

September 30, 2021	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Fifth Avenue Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$803,876,467	$17,381,559	$—	$821,258,026
Private Common Stocks†	—	—	1,482,536	1,482,536
Private Convertible Preferred Stocks	—	—	2,960,104	2,960,104
Private Preferred Stocks	—	—	3,234,900	3,234,900
Short Term Investments	—	8,370,965	—	8,370,965

Total Investments	$803,876,467	$25,752,524	$7,677,540	$837,306,531

	Baron Discovery Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,881,716,187	$3,148,780	$5,057,465	$1,889,922,432
Short Term Investments	—	135,649,363	—	135,649,363

Total Investments	$1,881,716,187	$138,798,143	$5,057,465	$2,025,571,795

Unrealized appreciation (depreciation) on unfunded commitments	$—	$—	$(170,095)	$(170,095)

	Baron Durable Advantage Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$40,212,205	$—	$—	$40,212,205
Short Term Investments	—	3,386,820	—	3,386,820

Total Investments	$40,212,205	$3,386,820	$—	$43,599,025

†	See Statements of Net Assets for additional detailed categorizations.

Baron Funds	September 30, 2021

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Asset Fund

Investments in Securities	Balance as of September 30, 2020	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2021	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2021
Private Preferred Stocks
Industrials	$23,258,856	$—	$—	$16,720,222	$—	$—	$—	$—	$39,979,078	$16,720,222

Private Partnerships
Financials	182,756	—	602,920	(182,756)	—	(602,920)	—	—	—	—

Total	$23,441,612	$—	$602,920	$16,537,466	$—	$(602,920)	$—	$—	$39,979,078	$16,720,222

Unfunded Commitments	$—	$—	$—	$(346,731)	$—	$—	$—	$—	$(346,731)	$(346,731)

	Baron Growth Fund

Investments in Securities	Balance as of September 30, 2020	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2021	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2021
Common Stock
Industrials	$—	$—	$—	$(6,011,540)	$33,030,440	$—	$—	$—	$27,018,900	$(6,011,540)
Materials	8,153,595	—	—	(3,174,336)	—	—	—	—	4,979,259	(3,174,336)

Private Convertible Preferred Stocks
Industrials	8,377,635	—	—	7,968,559	—	—	—	—	16,346,194	7,968,559
Materials	10,197,028	—	—	9,644,988	5,000,000	—	—	—	24,842,016	9,644,988

Private Partnerships
Financials	61,517	—	202,947	(61,517)	—	(202,947)	—	—	—	—

Total	$26,789,775	$—	$202,947	$8,366,154	$38,030,440	$(202,947)	$—	$—	$73,186,369	$8,427,671

Unfunded Commitments	$—	$—	$—	$(746,100)	$—	$—	$—	$—	$(746,100)	$(746,100)

	Baron Small Cap Fund

Investments in Securities	Balance as of September 30, 2020	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2021	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2021
Common Stocks
Information Technology	$—	$—	$—	$547,170	$19,999,995	$—	$—	$—	$20,547,165	$547,170

September 30, 2021	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Opportunity Fund

Investments in Securities	Balance as of September 30, 2020	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2021	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2021
Private Common Stocks
Industrials	$—	$—	$—	$(57,501)	$4,999,981	$—	$—	$—	$4,942,480	$(57,501)

Private Convertible Preferred Stocks
Consumer Discretionary	7,892,183	—	—	9,473,726	4,500,011	—	—	—	21,865,920	9,473,726
Materials	6,542,346	—	—	6,327,410	—	—	—	—	12,869,756	6,327,410

Private Preferred Stocks
Industrials	4,472,894	—	—	2,660,186	7,034,290	—	—	—	14,167,370	2,660,186

Total	$18,907,423	$—	$—	$18,403,821	$16,534,282	$—	$—	$—	$53,845,526	$18,403,821

Unfunded Commitments	$—	$—	$—	$(299,342)	$—	$—	$—	$—	$(299,342)	$(299,342)

	Baron Fifth Avenue Growth Fund

Investments in Securities	Balance as of September 30, 2020	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2021	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2021
Private Common Stocks
Industrials	$—	$—	$—	$(17,248)	$1,499,784	$—	$—	$—	$1,482,536	$(17,248)

Private Convertible Preferred Stocks
Consumer Discretionary	—	—	—	(39,891)	2,999,995	—	—	—	2,960,104	(39,891)

Private Preferred Stocks
Industrials	—	—	—	(277,239)	3,512,139	—	—	—	3,234,900	(277,239)

Total	$—	$—	$—	$(334,378)	$8,011,918	$—	$—	$—	$7,677,540	$(334,378)

Baron Funds	September 30, 2021

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Discovery Fund

Investments in Securities	Balance as of September 30, 2020	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2021	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2021
Common Stocks
Industrials	$—	$—	$—	$(1,125,255)	$6,182,720	$—	$—	$—	$5,057,465	$(1,125,255)

Unfunded Commitments	$—	$—	$—	$(170,095)	$—	$—	$—	$—	$(170,095)	$(170,095)

Unobservable valuation inputs developed by the Adviser for significant (greater than 1% of net assets) Level 3 investments as of September 30, 2021 were as follows:

Baron Opportunity Fund

Sector	Company	Fair Value as of September 30, 2021	Valuation Technique	Unobservable Input	Weighted Average used on September 30, 2021	Range used on September 30, 2021
Private Convertible Preferred Stocks: Consumer Discretionary	Rivian Automotive Inc.	$21,865,920	Combination of recent transaction, current value via comparable companies, option-pricing, and scenario analysis methods	Change in the composite equity index of comparable companies	-0.76%	(3.23)% - 1.34%
				Discount for lack of marketability	8.01%	8.01%
				Estimated volatility of the returns of equity[1]	40.11%	22.75% - 54.25%
				Scenario Probabilities: Scenario A / Scenario B2	90% / 10%	10% - 90%

[1]	The volatility was calculated as a weighted average of the volatilities of the individual comparable companies. Some companies have a higher weight in the calculation than others.
[2]	Scenario A represents an IPO Event, while Scenario B represents a Liquidation/M&A Event.

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Federal income tax regulations differ from GAAP. Therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and net realized gain for financial reporting purposes. Net investment income (loss) and net realized and unrealized gain (loss) differ for financial statement and tax purposes due to differing treatments of net investment loss, foreign currency gains and losses, non-deductible interest expense, reclassification of distributions, partnership basis adjustments, income from passive foreign investment companies, late year loss deferral, post-October loss deferral and wash sale loss deferral. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

For the year ended September 30, 2021, the Funds recorded the following permanent reclassifications to reflect tax character. Reclassifications between income, gains and paid-in capital relate primarily to the tax treatment of net investment loss, foreign currency gains and losses, passive foreign investment companies, REITs, and partnership basis adjustments. Results of operations and net assets were not affected by these reclassifications.

Fund	Distributable Earnings/ (Losses)	Paid-In Capital
Baron Asset Fund	$—	$—
Baron Growth Fund	32,587,521	(32,587,521)
Baron Small Cap Fund	17,505,681	(17,505,681)
Baron Opportunity Fund	—	—
Baron Fifth Avenue Growth Fund	2,779,081	(2,779,081)
Baron Discovery Fund	—	—
Baron Durable Advantage Fund	—	—

September 30, 2021	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (Continued)

As of September 30, 2021, the components of net assets on a tax basis were as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund
Cost of investments	$1,906,175,801	$1,406,122,035	$2,006,099,561	$905,219,286

Gross tax unrealized appreciation	4,294,945,608	7,815,066,555	3,317,385,773	727,483,428
Gross tax unrealized depreciation	(29,173,514)	(20,290,618)	(7,786,046)	(15,404,445)

Net tax unrealized appreciation (depreciation)	4,265,772,094	7,794,775,937	3,309,599,727	712,078,983
Net tax unrealized currency appreciation (depreciation)	—	—	33	—
Net tax unrealized appreciation (depreciation) on unfunded commitments	(346,731)	(746,100)	—	(299,342)
Undistributed (accumulated) net investment income (loss)	—	—	—	73,083,401
Undistributed (accumulated) net realized gain (loss)	444,713,095	664,172,520	586,208,162	58,101,805
Qualified late year loss deferral	(31,198,545)	(34,700,512)	(1,412,231)	—
Capital loss carryforwards	—	—	—	—
Paid-in capital	1,486,731,296	778,469,579	1,422,060,856	771,071,236

Net Assets	$6,165,671,209	$9,201,971,424	$5,316,456,547	$1,614,036,083

	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Cost of investments	$427,095,692	$1,467,720,881	$35,973,655

Gross tax unrealized appreciation	413,770,120	646,544,835	7,665,557
Gross tax unrealized depreciation	(3,559,281)	(88,693,921)	(40,187)

Net tax unrealized appreciation (depreciation)	410,210,839	557,850,914	7,625,370
Net tax unrealized currency appreciation (depreciation)	—	684	—
Net tax unrealized appreciation (depreciation) on unfunded commitments	—	(170,095)	—
Undistributed (accumulated) net investment income (loss)	—	42,827,655	—
Undistributed (accumulated) net realized gain (loss)	25,182,764	28,302,116	152,404
Qualified late year loss deferral	(4,193,155)	—	(23,970)
Capital loss carryforwards	—	—	—
Paid-in capital	406,009,872	1,400,788,110	33,404,110

Net Assets	$837,210,320	$2,029,599,384	$41,157,914

As of September 30, 2021, the Funds had no capital loss carryforwards. During the year ended September 30, 2021, Baron Durable Advantage Fund utilized capital loss carryforwards of $95,946.

The tax character of distributions paid during the years ended September 30, 2021 and September 30, 2020 was as follows:

	Year Ended September 30, 2021		Year Ended September 30, 2020

Fund	Ordinary[1]	Long Term Capital Gain	Ordinary[1]	Long Term Capital Gain
Baron Asset Fund	$—	$171,218,678	$—	$77,500,344
Baron Growth Fund	—	377,092,978	—	255,000,961
Baron Small Cap Fund	—	497,010,336	—	356,000,771
Baron Opportunity Fund	5,801,202	80,532,998	—	29,500,835
Baron Fifth Avenue Growth Fund	—	2,363,263	239,510	9,350,984
Baron Discovery Fund	—	37,003,177	—	775,697
Baron Durable Advantage Fund	13,454	22	17,196	—

[1]	For tax purposes, short-term capital gains are considered ordinary income distributions.

The Funds follow the provisions of FASB Codification Section 740 (“ASC Section 740”) “Accounting for Uncertainty in Income Taxes” which clarifies the accounting for uncertainty in tax positions taken or expected to be taken on a tax return. ASC Section 740 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50% likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open years (current and prior three years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At September 30, 2021. the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired (current and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue.

Baron Funds	September 30, 2021

NOTES TO FINANCIAL STATEMENTS (Continued)

9. OWNERSHIP CONCENTRATION

As of September 30, 2021, the officers, trustees, and portfolio managers owned, directly or indirectly, 16.63% of Baron Durable Advantage Fund. As a result of their ownership, these investors may be able to materially affect the outcome of matters presented to Baron Durable Advantage Fund shareholders.

10. TRANSACTIONS IN “AFFILIATED” COMPANIES1

BARON GROWTH FUND

Name of Issuer	Value at September 30, 2020	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at September 30, 2021	Value at September 30, 2021	% of Net Assets at September 30, 2021
“Affiliated” Company as of September 30, 2021:
Choice Hotels International, Inc.	$257,880,000	$—	$—	$121,230,000	$—	$1,350,000	3,000,000	$379,110,000	4.12%
Iridium Communications, Inc.	226,383,000	—	36,122,869	95,411,082	29,143,787	—	7,900,000	314,815,000	3.42%

	$484,263,000	$—	$36,122,869	$216,641,082	$29,143,787	$1,350,000		$693,925,000

No longer an “Affiliated” Company as of September 30, 2021:
Vail Resorts, Inc.	$436,498,800	$—	$10,141,130	$233,871,038	$7,871,292	$—	2,000,000	$668,100,000	7.26%

BARON SMALL CAP FUND

Name of Issuer	Value at September 30, 2020	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at September 30, 2021	Value at September 30, 2021	% of Net Assets at September 30, 2021
“Affiliated” Company as of September 30, 2021:
Installed Building Products, Inc.	$170,431,250	$—	$22,953,566	$4,037,350	$9,209,966	$1,425,000	1,500,000	$160,725,000	3.02%

No longer an “Affiliated” Company as of September 30, 2021:
Paya Holdings, Inc. (formerly, FinTech Acquisition Corp. III) [2]	$25,775,000	$10,583,654	$—	$1,686,346	$—	$—	3,500,000	$38,045,000	0.72%
Repay Holdings Corporation	88,762,203	—	6,711,771	(5,386,052)	3,940,621	—	3,500,000	80,605,001	1.52%
UTZ Brands, Inc.	73,390,000	—	27,425,952	(4,026,000)	9,451,952	740,988	3,000,000	51,390,000	0.97%
Whole Earth Brands, Inc.	16,680,000	—	16,757,891	3,320,000	(3,242,109)	—	—	—	0.00%
Whole Earth Brands, Inc., Warrants Exp 6/25/2025	1,333,420	—	2,543,182	(1,333,420)	2,543,182	—	—	—	0.00%

	$205,940,623	$10,583,654	$53,438,796	$(5,739,126)	$12,693,646	$740,988		$170,040,001

[1]

An “Affiliated” company (“affiliated person” as defined in the 1940 Act), is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the year ended September 30, 2021.

[2]	No longer an “Affiliated” company due to merger with Paya Holdings, Inc. on October 19, 2020.

September 30, 2021	Baron Funds

FINANCIAL HIGHLIGHTS

BARON ASSET FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)	Net realized and unrealized gain on investments ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)		Operating expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended September 30,

2021	99.64	(1.16)[1]	25.50	24.34	0.00	(3.39)	(3.39)	120.59	24.96		1.29	[5]	(1.02)	2,871.7	9.54

2020	82.28	(0.72)[1]	19.58	18.86	0.00	(1.50)	(1.50)	99.64	23.22		1.31		(0.82)	2,498.6	9.28

2019	81.43	(0.56)[1]	6.17	5.61	0.00	(4.76)	(4.76)	82.28	7.82		1.30		(0.73)	2,242.0	11.83

2018	70.87	(0.59)[1]	16.09	15.50	0.00	(4.94)	(4.94)	81.43	23.11		1.30		(0.79)	2,259.7	9.87

2017	60.67	(0.48)[1]	13.48	13.00	0.00	(2.80)	(2.80)	70.87	22.41		1.31		(0.75)	1,979.1	10.35

2016	60.88	(0.25)[1]	6.63	6.38	0.00	(6.59)	(6.59)	60.67	11.14		1.31		(0.43)	1,802.6	12.54

2015	63.75	(0.41)[1]	1.71	1.30	0.00	(4.17)	(4.17)	60.88	1.81		1.31		(0.62)	1,804.3	13.53

2014	61.37	(0.44)[1]	8.42	7.98	0.00	(5.60)	(5.60)	63.75	13.59		1.31		(0.70)	2,000.5	11.26

2013	52.03	(0.34)[1]	13.44	13.10	0.00	(3.76)	(3.76)	61.37	27.17		1.32		(0.62)	2,024.2	12.04

2012	49.00	(0.14)[1]	10.94	10.80	0.00	(7.77)	(7.77)	52.03	24.65		1.33		(0.28)	1,845.6	13.11

INSTITUTIONAL SHARES

Year Ended September 30,

2021	104.08	(0.91)[1]	26.69	25.78	0.00	(3.39)	(3.39)	126.47	25.29		1.03	[5]	(0.76)	3,108.2	9.54

2020	85.67	(0.52)[1]	20.43	19.91	0.00	(1.50)	(1.50)	104.08	23.53		1.05		(0.57)	2,505.4	9.28

2019	84.36	(0.38)[1]	6.45	6.07	0.00	(4.76)	(4.76)	85.67	8.11		1.05		(0.48)	1,979.7	11.83

2018	73.07	(0.41)[1]	16.64	16.23	0.00	(4.94)	(4.94)	84.36	23.43		1.04		(0.53)	1,315.7	9.87

2017	62.30	(0.33)[1]	13.90	13.57	0.00	(2.80)	(2.80)	73.07	22.76		1.04		(0.50)	1,021.0	10.35

2016	62.19	(0.10)[1]	6.80	6.70	0.00	(6.59)	(6.59)	62.30	11.44		1.04		(0.17)	723.3	12.54

2015	64.87	(0.24)[1]	1.73	1.49	0.00	(4.17)	(4.17)	62.19	2.09		1.04		(0.36)	719.1	13.53

2014	62.20	(0.28)[1]	8.55	8.27	0.00	(5.60)	(5.60)	64.87	13.90		1.04		(0.43)	689.8	11.26

2013	52.55	(0.21)[1]	13.62	13.41	0.00	(3.76)	(3.76)	62.20	27.51		1.05		(0.38)	506.1	12.04

2012	49.30	0.01 [1]	11.01	11.02	0.00	(7.77)	(7.77)	52.55	24.99		1.06		0.02	386.7	13.11

R6 SHARES

Year Ended September 30,

2021	104.07	(0.91)[1]	26.68	25.77	0.00	(3.39)	(3.39)	126.45	25.28		1.04	[5]	(0.76)	185.8	9.54

2020	85.65	(0.52)[1]	20.44	19.92	0.00	(1.50)	(1.50)	104.07	23.55		1.05		(0.57)	147.3	9.28

2019	84.35	(0.38)[1]	6.44	6.06	0.00	(4.76)	(4.76)	85.65	8.09		1.05		(0.47)	109.0	11.83

2018	73.06	(0.41)[1]	16.64	16.23	0.00	(4.94)	(4.94)	84.35	23.43		1.04		(0.54)	73.5	9.87

2017	62.30	(0.34)[1]	13.90	13.56	0.00	(2.80)	(2.80)	73.06	22.74		1.04		(0.51)	22.5	10.35

2016[4]	53.85	(0.21)[1]	8.68	8.47	0.00	(0.02)	(0.02)	62.30	15.73	[2]	1.04	[3]	(0.52)[3]	7.8	12.54

[1]	Based on average shares outstanding.
[2]	Not Annualized.
[3]	Annualized.
[4]	For the period January 29, 2016 (initial offering of R6 Shares) to September 30, 2016.
[5]	Interest expense rounds to less than 0.01%

See Notes to Financial Statements.	49

Baron Funds	September 30, 2021

FINANCIAL HIGHLIGHTS (Continued)

BARON GROWTH FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)		Operating expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended September 30,

2021	90.65	(0.81)[1]	32.65	31.84	0.00	(4.85)	(4.85)	117.64	36.19	[8]	1.29	[2]	(0.75)	3,041.4	1.37

2020	78.95	(0.35)[1]	15.10	14.75	0.00	(3.05)	(3.05)	90.65	19.08		1.30	[2]	(0.44)	2,535.3	1.63

2019	80.68	(0.16)[1]	3.56	3.40	0.00	(5.13)	(5.13)	78.95	5.09		1.29	[2]	(0.21)	2,507.0	1.93

2018	71.77	(0.17)[1]	16.98	16.81	0.00	(7.90)	(7.90)	80.68	25.55		1.29	[2]	(0.24)	2,747.8	2.92

2017	67.13	(0.16)[1]	12.44	12.28	0.00	(7.64)	(7.64)	71.77	20.47		1.30	[2]	(0.25)	2,666.6	3.32

2016	68.25	0.08 [1]	4.83	4.91	0.00	(6.03)	(6.03)	67.13	7.60		1.30	[2]	0.12	2,917.2	4.68

2015	70.46	(0.27)[1]	1.28	1.01	0.00	(3.22)	(3.22)	68.25	1.27		1.29	[2]	(0.37)	3,511.2	6.95

2014	68.67	0.06 [1]	3.45	3.51	(0.03)	(1.69)	(1.72)	70.46	5.11		1.29	[2]	0.08	4,076.1	13.15

2013	58.19	(0.12)[1]	16.37	16.25	(0.18)	(5.59)	(5.77)	68.67	30.76		1.30		(0.20)	4,644.2	9.63

2012	46.18	0.20 [1]	12.64	12.84	0.00	(0.83)	(0.83)	58.19	28.12		1.32		0.38	4,073.5	13.70

INSTITUTIONAL SHARES

Year Ended September 30,

2021	94.15	(0.56)[1]	33.99	33.43	0.00	(4.85)	(4.85)	122.73	36.55	[8]	1.03	[2]	(0.50)	5.934.8	1.37

2020	81.69	(0.16)[1]	15.67	15.51	0.00	(3.05)	(3.05)	94.15	19.38		1.04	[2]	(0.20)	4,608.4	1.63

2019	83.09	0.03 [1]	3.70	3.73	0.00	(5.13)	(5.13)	81.69	5.36		1.04	[2]	0.03	4,150.9	1.93

2018	73.52	0.01 [1]	17.46	17.47	0.00	(7.90)	(7.90)	83.09	25.86		1.03	[2]	0.01	4,134.2	2.92

2017	68.42	0.00 [1,5]	12.74	12.74	0.00	(7.64)	(7.64)	73.52	20.79		1.04	[2]	0.00 [6]	3,433.5	3.32

2016	69.28	0.24 [1]	4.93	5.17	0.00	(6.03)	(6.03)	68.42	7.88		1.05	[2]	0.37	3,043.3	4.68

2015	71.33	(0.09)[1]	1.28	1.19	(0.02)	(3.22)	(3.24)	69.28	1.51		1.04	[2]	(0.12)	3,440.4	6.95

2014	69.32	0.20 [1]	3.53	3.73	(0.03)	(1.69)	(1.72)	71.33	5.39		1.04	[2]	0.28	3,694.5	13.15

2013	58.70	0.02 [1]	16.52	16.54	(0.33)	(5.59)	(5.92)	69.32	31.10		1.05		0.04	2,976.7	9.63

2012	46.46	0.45 [1]	12.62	13.07	0.00	(0.83)	(0.83)	58.70	28.45		1.06		0.83	1,747.3	13.70

R6 SHARES

Year Ended September 30,

2021	94.16	(0.56)[1]	34.00	33.44	0.00	(4.85)	(4.85)	122.75	36.56	[8]	1.03	[2]	(0.50)	225.8	1.37

2020	81.70	(0.17)[1]	15.68	15.51	0.00	(3.05)	(3.05)	94.16	19.38		1.04	[2]	(0.20)	167.8	1.63

2019	83.10	0.00 [1,5]	3.73	3.73	0.00	(5.13)	(5.13)	81.70	5.36		1.04	[2]	0.00 [6]	131.6	1.93

2018	73.52	(0.00)[1,5]	17.48	17.48	0.00	(7.90)	(7.90)	83.10	25.88		1.04	[2]	(0.00)[6]	107.4	2.92

2017	68.42	(0.11)[1]	12.85	12.74	0.00	(7.64)	(7.64)	73.52	20.79		1.05	[2]	(0.15)	12.5	3.32

2016[7]	60.02	(0.15)[1]	8.55	8.40	0.00	0.00	0.00	68.42	14.00	[3]	1.05	[2,4]	(0.33)[4]	2.3	4.68

[1]	Based on average shares outstanding.
[2]	Interest expense rounds to less than 0.01%.
[3]	Not Annualized.
[4]	Annualized.
[5]	Less than $0.01 per share.
[6]	Less than 0.01%.
[7]	For the period January 29, 2016 (initial offering of R6 Shares) to September 30, 2016.
[8]

The Adviser made a voluntary payment to the Fund in the amount of $739,525 to compensate the Fund for a loss incurred due to a valuation error. The impact of this payment increased the Fund’s total return by 0.01%.

50	See Notes to Financial Statements.

September 30, 2021	Baron Funds

FINANCIAL HIGHLIGHTS (Continued)

BARON SMALL CAP FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:					Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)	Net realized and unrealized gain (loss) on Investment ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)	Operating expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended September 30,

2021	35.06	(0.16)[1]	9.89	9.73	0.00	(4.12)	(4.12)	40.67	29.77	1.29		(0.40)	1,829.5	15.70

2020	29.44	(0.29)[1]	8.73	8.44	0.00	(2.82)	(2.82)	35.06	30.60	1.31		(0.98)	1,511.3	16.93

2019	33.68	(0.27)[1]	(1.36)	(1.63)	0.00	(2.61)	(2.61)	29.44	(4.17)	1.31		(0.95)	1,451.9	13.44

2018	30.64	(0.32)[1]	7.21	6.89	0.00	(3.85)	(3.85)	33.68	25.00	1.30		(1.05)	1,831.3	14.19

2017	30.59	(0.04)[1]	5.77	5.73	0.00	(5.68)	(5.68)	30.64	22.45	1.31	[4]	(0.15)	1,730.3	28.95

2016	30.34	(0.18)[1]	3.84	3.66	0.00	(3.41)	(3.41)	30.59	12.89	1.32	[4]	(0.64)	1,826.3	10.25

2015	33.68	(0.21)[1]	(1.10)	(1.31)	0.00	(2.03)	(2.03)	30.34	(4.32)	1.30		(0.61)	2,601.4	14.66

2014	32.83	(0.01)[1]	2.14	2.13	0.00	(1.28)	(1.28)	33.68	6.52	1.30		(0.04)	3,192.8	16.41

2013	26.14	(0.12)[1]	7.61	7.49	0.00	(0.80)	(0.80)	32.83	29.51	1.31		(0.42)	3,626.1	20.35

2012	20.84	(0.19)[1]	5.96	5.77	0.00	(0.47)	(0.47)	26.14	28.09	1.31		(0.76)	3,081.8	28.02

INSTITUTIONAL SHARES

Year Ended September 30,

2021	36.86	(0.06)[1]	10.44	10.38	0.00	(4.12)	(4.12)	43.12	30.11	1.03		(0.15)	3,214.2	15.70

2020	30.74	(0.23)[1]	9.17	8.94	0.00	(2.82)	(2.82)	36.86	30.96	1.05		(0.74)	2,724.6	16.93

2019	34.95	(0.21)[1]	(1.39)	(1.60)	0.00	(2.61)	(2.61)	30.74	(3.91)	1.05		(0.69)	2,267.3	13.44

2018	31.58	(0.25)[1]	7.47	7.22	0.00	(3.85)	(3.85)	34.95	25.33	1.04		(0.79)	2,696.7	14.19

2017	31.29	0.02 [1]	5.95	5.97	0.00	(5.68)	(5.68)	31.58	22.76	1.05	[4]	0.06	2,404.6	28.95

2016	30.88	(0.12)[1]	3.94	3.82	0.00	(3.41)	(3.41)	31.29	13.21	1.06	[4]	(0.41)	1,680.7	10.25

2015	34.16	(0.13)[1]	(1.12)	(1.25)	0.00	(2.03)	(2.03)	30.88	(4.08)	1.04		(0.37)	1,923.2	14.66

2014	33.20	0.06 [1]	2.18	2.24	0.00	(1.28)	(1.28)	34.16	6.79	1.04		0.18	2,057.4	16.41

2013	26.36	(0.05)[1]	7.69	7.64	0.00	(0.80)	(0.80)	33.20	29.85	1.05		(0.16)	1,775.7	20.35

2012	20.96	(0.13)[1]	6.00	5.87	0.00	(0.47)	(0.47)	26.36	28.41	1.05		(0.53)	1,111.0	28.02

R6 SHARES

Year Ended September 30,

2021	36.85	(0.06)[1]	10.43	10.37	0.00	(4.12)	(4.12)	43.10	30.09	1.04		(0.16)	272.8	15.70

2020	30.73	(0.23)[1]	9.17	8.94	0.00	(2.82)	(2.82)	36.85	30.97	1.05		(0.74)	218.5	16.93

2019	34.94	(0.21)[1]	(1.39)	(1.60)	0.00	(2.61)	(2.61)	30.73	(3.91)	1.05		(0.70)	161.9	13.44

2018	31.57	(0.26)[1]	7.48	7.22	0.00	(3.85)	(3.85)	34.94	25.34	1.05		(0.82)	155.2	14.19

2017	31.29	(0.08)[1]	6.04	5.96	0.00	(5.68)	(5.68)	31.57	22.72	1.06	[4]	(0.28)	101.8	28.95

2016[5]	26.06	(0.17)[1]	5.40	5.23	0.00	0.00	0.00	31.29	20.07 [2]	1.06	[3,4]	(0.85)[3]	3.7	10.25

[1]	Based on average shares outstanding.
[2]	Not Annualized.
[3]	Annualized.
[4]	Interest expense rounds to less than 0.01%.
[5]	For the period January 29, 2016 (initial offering of R6 Shares) to September 30, 2016.

See Notes to Financial Statements.	51

Baron Funds	September 30, 2021

FINANCIAL HIGHLIGHTS (Continued)

BARON OPPORTUNITY FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)		Operating expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended September 30,

2021	35.11	(0.49)[1]	11.65	11.16	0.00	(2.78)	(2.78)	43.49	33.58		1.31	[3]	(1.19)	866.5	38.74

2020	21.53	(0.30)[1]	15.56	15.26	0.00	(1.68)	(1.68)	35.11	75.25		1.34	[3]	(1.14)	644.9	42.52

2019	22.02	(0.22)[1]	0.66	0.44	0.00	(0.93)	(0.93)	21.53	2.51		1.34	[3]	(1.07)	302.6	37.10

2018	18.53	(0.22)[1]	6.36	6.14	0.00	(2.65)	(2.65)	22.02	37.41		1.37	[3]	(1.13)	363.6	23.97

2017	16.87	(0.20)[1]	3.75	3.55	0.00	(1.89)	(1.89)	18.53	24.32		1.41	[3]	(1.18)	201.4	32.62

2016	17.12	(0.13)[1]	1.70	1.57	0.00	(1.82)	(1.82)	16.87	9.19		1.41	[3]	(0.83)	207.0	32.38

2015	18.61	(0.21)[1]	(0.25)	(0.46)	0.00	(1.03)	(1.03)	17.12	(2.70)		1.38	[3]	(1.10)	232.2	41.87

2014	19.26	(0.24)[1]	0.79	0.55	0.00	(1.20)	(1.20)	18.61	2.87	[2]	1.35		(1.24)	331.2	63.40

2013	15.61	(0.17)[1]	4.06	3.89	0.00	(0.24)	(0.24)	19.26	25.39		1.37		(1.02)	359.9	70.44

2012	12.83	(0.17)[1]	2.95	2.78	0.00	0.00	0.00	15.61	21.67		1.39		(1.16)	332.4	88.56

INSTITUTIONAL SHARES

Year Ended September 30,

2021	36.79	(0.41)[1]	12.25	11.84	0.00	(2.78)	(2.78)	45.85	33.91		1.05	[3]	(0.93)	711.4	38.74

2020	22.42	(0.25)[1]	16.30	16.05	0.00	(1.68)	(1.68)	36.79	75.82		1.08	[3]	(0.88)	409.5	42.52

2019	22.83	(0.18)[1]	0.70	0.52	0.00	(0.93)	(0.93)	22.42	2.78		1.09	[3]	(0.82)	94.4	37.10

2018	19.08	(0.18)[1]	6.58	6.40	0.00	(2.65)	(2.65)	22.83	37.73		1.11	[3]	(0.88)	96.4	23.97

2017	17.27	(0.16)[1]	3.86	3.70	0.00	(1.89)	(1.89)	19.08	24.65		1.14	[3]	(0.92)	51.7	32.62

2016	17.45	(0.08)[1]	1.72	1.64	0.00	(1.82)	(1.82)	17.27	9.44		1.13	[3]	(0.46)	43.3	32.38

2015	18.89	(0.16)[1]	(0.25)	(0.41)	0.00	(1.03)	(1.03)	17.45	(2.38)		1.10	[3]	(0.84)	91.7	41.87

2014	19.49	(0.19)[1]	0.79	0.60	0.00	(1.20)	(1.20)	18.89	3.10	[2]	1.08		(0.97)	109.4	63.40

2013	15.75	(0.13)[1]	4.11	3.98	0.00	(0.24)	(0.24)	19.49	25.74		1.11		(0.79)	101.3	70.44

2012	12.91	(0.13)[1]	2.97	2.84	0.00	0.00	0.00	15.75	22.00		1.13		(0.90)	62.5	88.56

R6 SHARES

Year Ended September 30,

2021	36.82	(0.41)[1]	12.27	11.86	0.00	(2.78)	(2.78)	45.90	33.94		1.05	[3]	(0.93)	36.1	38.74

2020	22.45	(0.24)[1]	16.29	16.05	0.00	(1.68)	(1.68)	36.82	75.71		1.08	[3]	(0.87)	25.7	42.52

2019	22.86	(0.18)[1]	0.70	0.52	0.00	(0.93)	(0.93)	22.45	2.78		1.08	[3]	(0.81)	14.5	37.10

2018	19.09	(0.17)[1]	6.59	6.42	0.00	(2.65)	(2.65)	22.86	37.83		1.09	[3]	(0.82)	14.0	23.97

2017	17.28	(0.16)[1]	3.86	3.70	0.00	(1.89)	(1.89)	19.09	24.64		1.12	[3]	(0.89)	1.0	32.62

2016[6]	16.88	(0.02)[1]	0.42	0.40	0.00	0.00	0.00	17.28	2.37	[4]	1.12	[3,5]	(1.25)[5]	0.5	32.38

[1]	Based on average shares outstanding .
[2]

The Adviser made a voluntary payment to the Fund in the amount of $140,762 to compensate the Fund for a loss incurred due to a trade processing error. The impact of this payment increased the Fund’s total return by 0.03%.

[3]	Interest expense rounds to less than 0.01%.
[4]	Not Annualized.
[5]	Annualized.
[6]	For the period August 31, 2016 (initial offering of R6 Shares) to September 30, 2016.

52	See Notes to Financial Statements.

September 30, 2021	Baron Funds

FINANCIAL HIGHLIGHTS (Continued)

BARON FIFTH AVENUE GROWTH FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:				Less distributions to shareholders from:						Ratios to Average Net Assets:						Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)	Net realized and unrealized gain on investments ($)		Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)		Operating expenses (%)		Less: Reimbursement of expenses by Adviser (%)	Net operating expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended September 30,

2021	46.62	(0.46)[1]	9.35		8.89	0.00	(0.18)	(0.18)	55.33	19.13	[2]	1.02		(0.02)	1.00		(0.88)	187.8	15.87

2020	32.10	(0.26)[1]	15.77		15.51	0.00	(0.99)	(0.99)	46.62	49.56	[2]	1.05		(0.05)	1.00		(0.70)	176.9	11.57

2019	31.02	0.07 [1]	1.01		1.08	0.00	0.00	0.00	32.10	3.48	[2]	1.06		(0.06)	1.00		0.23	115.5	21.24

2018	24.04	(0.17)[1]	7.15		6.98	0.00	0.00	0.00	31.02	29.03	[2]	1.09		(0.08)	1.01		(0.61)	132.2	8.81

2017	19.35	(0.11)[1]	4.80		4.69	0.00	0.00	0.00	24.04	24.24	[2]	1.12	[3]	(0.02)	1.10		(0.50)	87.5	13.94

2016	16.91	(0.08)[1]	2.52		2.44	0.00	0.00	0.00	19.35	14.43	[2]	1.26		(0.04)	1.22		(0.43)	73.5	19.30

2015	16.83	(0.09)[1]	0.17	[7]	0.08	0.00	0.00	0.00	16.91	0.48	[2]	1.32		(0.02)	1.30		(0.49)	71.5	14.54

2014	14.42	(0.05)[1]	2.46		2.41	0.00	0.00	0.00	16.83	16.71	[2]	1.37		(0.07)	1.30		(0.29)	53.2	16.84

2013	11.83	0.02 [1]	2.57		2.59	0.00	0.00	0.00	14.42	21.89	[2]	1.47		(0.17)	1.30		0.14	47.8	22.91

2012	8.98	(0.03)[1]	2.88		2.85	0.00	0.00	0.00	11.83	31.74	[2]	1.55		(0.25)	1.30		(0.30)	34.8	79.07

INSTITUTIONAL SHARES

Year Ended September 30,

2021	47.75	(0.34)[1]	9.59		9.25	0.00	(0.18)	(0.18)	56.82	19.44	[2]	0.75		(0.00)[6]	0.75		(0.63)	609.8	15.87

2020	32.80	(0.17)[1]	16.15		15.98	(0.04)	(0.99)	(1.03)	47.75	49.93	[2]	0.78		(0.03)	0.75		(0.45)	350.5	11.57

2019	31.62	0.17 [1]	1.01		1.18	0.00	0.00	0.00	32.80	3.73	[2]	0.80		(0.05)	0.75		0.56	170.4	21.24

2018	24.44	(0.10)[1]	7.28		7.18	0.00	0.00	0.00	31.62	29.38	[2]	0.82		(0.06)	0.76		(0.36)	152.2	8.81

2017	19.62	(0.05)[1]	4.87		4.82	0.00	0.00	0.00	24.44	24.57		0.84	[3]	0.00	0.84		(0.24)	89.5	13.94

2016	17.10	(0.03)[1]	2.55		2.52	0.00	0.00	0.00	19.62	14.74	[2]	0.98		(0.01)	0.97		(0.19)	81.9	19.30

2015	17.00	(0.04)[1]	0.16	[7]	0.12	(0.02)	0.00	(0.02)	17.10	0.72		1.04		0.00	1.04		(0.23)	74.7	14.54

2014	14.53	(0.01)[1]	2.48		2.47	0.00	0.00	0.00	17.00	17.00	[2]	1.08		(0.03)	1.05		(0.08)	56.0	16.84

2013	11.89	0.05 [1]	2.59		2.64	0.00	0.00	0.00	14.53	22.20	[2]	1.18		(0.13)	1.05		0.36	33.8	22.91

2012	9.00	(0.01)[1]	2.90		2.89	0.00	0.00	0.00	11.89	32.11	[2]	1.26		(0.21)	1.05		(0.05)	18.9	79.07

R6 SHARES

Year Ended September 30,

2021	47.76	(0.34)[1]	9.60		9.26	0.00	(0.18)	(0.18)	56.84	19.45	[2]	0.75		(0.00)[6]	0.75		(0.63)	39.6	15.87

2020	32.81	(0.17)[1]	16.15		15.98	(0.04)	(0.99)	(1.03)	47.76	49.92	[2]	0.78		(0.03)	0.75		(0.45)	33.1	11.57

2019	31.63	0.17 [1]	1.01		1.18	0.00	0.00	0.00	32.81	3.73	[2]	0.79		(0.04)	0.75		0.54	22.5	21.24

2018	24.45	(0.11)[1]	7.29		7.18	0.00	0.00	0.00	31.63	29.37	[2]	0.80		(0.05)	0.75		(0.37)	21.4	8.81

2017	19.63	(0.06)[1]	4.88		4.82	0.00	0.00	0.00	24.45	24.55		0.84	[3]	0.00	0.84		(0.27)	4.7	13.94

2016[8]	17.03	(0.05)[1]	2.65		2.60	0.00	0.00	0.00	19.63	15.27	[2,4]	0.85	[5]	(0.01)[5]	0.84	[5]	(0.37)[5]	1.4	19.30

[1]	Based on average shares outstanding.
[2]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[3]	Interest expense rounds to less than 0.01%.
[4]	Not Annualized.
[5]	Annualized.
[6]	Less than 0.01%.
[7]

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values of investments of the Fund.

[8]	For the period January 29, 2016 (initial offering of R6 Shares) to September 30, 2016.

See Notes to Financial Statements.	53

Baron Funds	September 30, 2021

FINANCIAL HIGHLIGHTS (Continued)

BARON DISCOVERY FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:						Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)		Operating expenses (%)		Less: Reimbursement of expenses by Adviser (%)	Net operating expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended September 30,

2021	28.17	(0.43)[1]	10.25	9.82	0.00	(1.06)	(1.06)	36.93	35.61		1.31		0.00	1.31		(1.20)	270.3	36.52

2020	19.41	(0.24)[1]	9.03	8.79	0.00	(0.03)	(0.03)	28.17	45.33		1.35		0.00	1.35		(1.09)	165.2	43.36

2019	23.77	(0.22)[1]	(2.64)	(2.86)	0.00	(1.50)	(1.50)	19.41	(11.93)[3]		1.36		(0.01)	1.35		(1.10)	122.7	55.94

2018	17.56	0.09 [1]	6.13	6.22	(0.01)	0.00	(0.01)	23.77	35.41	[3]	1.40	[8]	(0.05)	1.35		0.45	108.2	72.25

2017	13.40	(0.17)[1]	4.33	4.16	0.00	0.00	0.00	17.56	31.04	[3]	1.47		(0.12)	1.35		(1.11)	131.2	40.97

2016	11.13	0.16 [1]	2.38	2.54	0.00	(0.27)	(0.27)	13.40	23.24	[3]	1.88		(0.53)	1.35		1.38	18.6	90.74

2015	11.68	(0.13)[1]	(0.42)	(0.55)	0.00	0.00	0.00	11.13	(4.71)[3,4]		1.57		(0.22)	1.35		(0.97)	19.9	114.82

2014	10.00	(0.10)[1]	1.78 [2]	1.68	0.00	0.00	0.00	11.68	16.80	[3]	2.16		(0.81)	1.35		(0.85)	16.6	109.40

INSTITUTIONAL SHARES

Year Ended September 30,

2021	28.65	(0.35)[1]	10.44	10.09	0.00	(1.06)	(1.06)	37.68	35.97		1.05		0.00	1.05		(0.94)	1,721.2	36.52

2020	19.68	(0.19)[1]	9.19	9.00	0.00	(0.03)	(0.03)	28.65	45.77		1.08		0.00	1.08		(0.82)	759.2	43.36

2019	24.03	(0.18)[1]	(2.67)	(2.85)	0.00	(1.50)	(1.50)	19.68	(11.75)		1.10		0.00	1.10		(0.88)	409.4	55.94

2018	17.74	0.01 [1]	6.32	6.33	(0.04)	0.00	(0.04)	24.03	35.74	[3]	1.12	[8]	(0.02)	1.10		0.05	280.2	72.25

2017	13.50	(0.13)[1]	4.37	4.24	0.00	0.00	0.00	17.74	31.41	[3]	1.23		(0.13)	1.10		(0.85)	113.6	40.97

2016	11.19	0.12 [1]	2.46	2.58	0.00	(0.27)	(0.27)	13.50	23.47	[3]	1.49		(0.39)	1.10		1.06	22.8	90.74

2015	11.71	(0.10)[1]	(0.42)	(0.52)	0.00	0.00	0.00	11.19	(4.44)[3,4]		1.25		(0.15)	1.10		(0.72)	53.9	114.82

2014	10.00	(0.08)[1]	1.79 [2]	1.71	0.00	0.00	0.00	11.71	17.10	[3]	1.91		(0.81)	1.10		(0.64)	48.7	109.40

R6 SHARES

Year Ended September 30,

2021	28.65	(0.35)[1]	10.44	10.09	0.00	(1.06)	(1.06)	37.68	35.97		1.05		0.00	1.05		(0.94)	38.1	36.52

2020	19.68	(0.19)[1]	9.19	9.00	0.00	(0.03)	(0.03)	28.65	45.77		1.08		0.00	1.08		(0.83)	15.3	43.36

2019	24.03	(0.18)[1]	(2.67)	(2.85)	0.00	(1.50)	(1.50)	19.68	(11.75)		1.09		0.00	1.09		(0.88)	6.8	55.94

2018	17.74	0.03 [1]	6.30	6.33	(0.04)	0.00	(0.04)	24.03	35.75	[3]	1.10	[8]	(0.01)	1.09		0.15	5.6	72.25

2017	13.50	(0.12)[1]	4.36	4.24	0.00	0.00	0.00	17.74	31.41	[3]	1.22		(0.13)	1.09		(0.79)	3.2	40.97

2016[5]	12.89	(0.01)[1]	0.62	0.61	0.00	0.00	0.00	13.50	4.73	[3,6]	1.48	[7]	(0.39)[7]	1.09	[7]	(0.66)[7]	2.0	90.74

[1]	Based on average shares outstanding.
[2]

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values of investments of the Fund.

[3]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[4]

The Adviser made a voluntary payment to the Fund in the amount of $1,000 to compensate the Fund for a loss incurred due to a trade processing error. The impact of this payment increased the Fund’s total return by less than 0.01%.

[5]	For the period August 31, 2016 (initial offering of R6 Shares) to September 30, 2016.
[6]	Not Annualized.
[7]	Annualized.
[8]	Interest expense rounds to less than 0.01%.

54	See Notes to Financial Statements.

September 30, 2021	Baron Funds

FINANCIAL HIGHLIGHTS (Continued)

BARON DURABLE ADVANTAGE FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:				Less distributions to shareholders from:						Ratios to Average Net Assets:						Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)		Net realized and unrealized gain on investments ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)		Operating expenses (%)		Less: Reimbursement of expenses by Adviser (%)	Net operating expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended September 30,

2021	14.47	(0.05)[1]		4.06	4.01	(0.01)	0.00	(0.01)	18.47	27.70	[3]	1.91		(0.96)	0.95		(0.29)	9.8	10.58

2020	11.77	(0.00)[1,2]		2.72	2.72	(0.02)	0.00	(0.02)	14.47	23.10	[3]	2.80		(1.85)	0.95		(0.01)	4.0	16.55

2019	10.74	0.03	[1]	1.03	1.06	(0.03)	0.00	(0.03)	11.77	9.97	[3]	6.22		(5.27)	0.95		0.25	1.9	13.23

2018[6]	10.00	0.01	[1]	0.73	0.74	0.00	0.00	0.00	10.74	7.40	[3,4]	7.45	[5]	(6.50)[5]	0.95	[5]	0.19 [5]	0.6	5.85	[4]

INSTITUTIONAL SHARES

Year Ended September 30,

2021	14.56	(0.01)[1]		4.09	4.08	(0.01)	0.00	(0.01)	18.63	28.01	[3]	1.48		(0.78)	0.70		(0.05)	27.1	10.58

2020	11.82	0.03	[1]	2.73	2.76	(0.02)	0.00	(0.02)	14.56	23.34	[3]	2.40		(1.70)	0.70		0.22	8.0	16.55

2019	10.76	0.06	[1]	1.03	1.09	(0.03)	0.00	(0.03)	11.82	10.23	[3]	4.91		(4.21)	0.70		0.52	4.7	13.23

2018[6]	10.00	0.04	[1]	0.72	0.76	0.00	0.00	0.00	10.76	7.60	[3,4]	5.71	[5]	(5.01)[5]	0.70	[5]	0.46 [5]	3.0	5.85	[4]

R6 SHARES

Year Ended September 30,

2021	14.56	(0.01)[1]		4.09	4.08	(0.01)	0.00	(0.01)	18.63	28.01	[3]	1.47		(0.77)	0.70		(0.04)	4.3	10.58

2020	11.82	0.03	[1]	2.73	2.76	(0.02)	0.00	(0.02)	14.56	23.34	[3]	1.93		(1.23)	0.70		0.23	2.5	16.55

2019	10.75	0.06	[1]	1.04	1.10	(0.03)	0.00	(0.03)	11.82	10.34	[3]	4.65		(3.95)	0.70		0.53	0.5	13.23

2018[6]	10.00	0.04	[1]	0.71	0.75	0.00	0.00	0.00	10.75	7.50	[3,4]	5.24	[5]	(4.54)[5]	0.70	[5]	0.46 [5]	0.4	5.85	[4]

[1]	Based on average shares outstanding.
[2]	Less than $0.01 per share.
[3]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[4]	Not Annualized.
[5]	Annualized.
[6]	For the period January 2, 2018 (commencement of operations) to September 30, 2018.

See Notes to Financial Statements.	55

Baron Funds	September 30, 2021

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Baron Investment Funds Trust and Shareholders of Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund and Baron Durable Advantage Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of net assets, of Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund and Baron Durable Advantage Fund (constituting the Baron Investment Funds Trust, hereafter collectively referred to as the “Funds”) as of September 30, 2021, the related statements of operations for the year ended September 30, 2021, the statements of changes in net assets for each of the two years in the period ended September 30, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2021 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2021 by correspondence with the custodian, brokers, transfer agents and portfolio companies; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

New York, New York

November 23, 2021

We have served as the auditor of one or more investment companies in the Baron group of funds since 1987.

September 30, 2021	Baron Funds

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

The Trust has adopted a liquidity risk management program (the “LRMP”) pursuant to the requirements of Rule 22e-4 under the 1940 Act, which requires registered open-end funds (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage fund liquidity risk. The rule is designed to promote effective liquidity risk management throughout the open-end fund industry, thereby reducing liquidity risk — i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

Pursuant to the requirements of Rule 22e-4, the LRMP is required to include policies and procedures reasonably designed to incorporate the following elements, and the LRMP complies with these requirements: (1) assessment, management and periodic review of liquidity risk; (2) classification of each Fund’s investments into one of the four liquidity categories in Rule 22e-4; (3) if the Fund does not primarily hold assets that are considered highly liquid investments (cash and other investments reasonably expected to be convertible into cash in current market conditions in three business days or less without the conversion into cash significantly changing the market value of the investment), determination of a “highly liquid investment minimum” (as defined in Rule 22e-4 and in the LRMP, the “HLIM”) and compliance with additional related requirements; (4) prohibition on the acquisition of any “illiquid investment” (as defined in Rule 22e-4) if immediately after the acquisition the Fund would have invested more than 15% of its net assets in illiquid investments; and (5) if the Funds reserve the right to engage in redemptions in-kind, establishment of policies and procedures regarding how and when the Funds will engage in such redemptions in-kind. There have been no material changes to the LRMP since it was initially approved by the Board.

The Board has approved the Adviser to administer the LRMP (the “Program Administrator”). The Program Administrator has delegated its responsibilities to a Liquidity Risk Management Committee (the “LRM Committee”), comprised of a cross-functional group of key representatives from various departments of the Program Administrator, including Operations; Accounting; Legal and Compliance; Trading; and Portfolio and Risk Analytics. In addition, the Trust has contracted with a third party liquidity assessment vendor to support the classification of Fund investments.

Pursuant to the requirements of Rule 22e-4, the Board must review, no less frequently than annually, a written report prepared by the Program Administrator that addresses the operation of the program and assesses its adequacy and effectiveness of implementation, including, if applicable, the operation of the HLIM, and any material changes to the program. The Board received a written report in May 2021 (the “Annual Report”).

The Annual Report states that the Adviser, as the Program Administrator, acting primarily through the LRM Committee, has assessed the operation of the LRMP and believes that the LRMP is adequate and effective in its implementation. The Program Administrator and the LRM Committee initially determined that each Fund primarily holds assets that are highly liquid investments, and the Annual Report states that this determination continues to be maintained so that no Fund needs to maintain a HLIM. In addition, the Annual Report states that, since the LRMP was implemented, no Fund has breached its limit on illiquid investments.

Baron Funds	September 30, 2021

TAX INFORMATION (Unaudited)

The federal tax status of distributions paid by the Funds during the year ended September 30, 2021 are listed below.

During the fiscal year ended September 30, 2021, the Funds’ distributions to shareholders included:

Fund	Ordinary Income[1,3]	Long-Term Capital Gains[2,3]

Baron Asset Fund	$—	$171,218,678

Baron Growth Fund	—	377,092,978

Baron Small Cap Fund	—	497,010,336

Baron Opportunity Fund	5,801,202	80,532,998

Baron Fifth Avenue Growth Fund	—	2,363,263

Baron Discovery Fund	—	37,003,177

Baron Durable Advantage Fund	13,454	22

[1]	For tax purposes, short-term capital gains are considered ordinary income distributions.
[2]	Long-term capital gains are subject to a maximum allowable rate of 20% for individuals pursuant to The Tax Cuts and Jobs Act of 2017.
[3]	Under the Patient Protection and Affordable Care Act, higher income taxpayers must pay a 3.8% additional tax on net investment income.

Of the total ordinary income distributions paid by Baron Opportunity Fund and Baron Durable Advantage Fund, 12.84% and 100.00%, respectively, is qualified dividend income subject to a reduced tax rate and 12.02% and 100.00%, respectively, qualifies for the corporate dividends received deduction.

The information and distributions reported may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2021. The information necessary to complete your income tax return for the calendar year ending December 31, 2021 will be listed on the Form 1099-DIV, which will be mailed to you in January 2022.

September 30, 2021	Baron Funds

FUND EXPENSES (Unaudited)

As a shareholder of the Funds, you incur ongoing expenses. Ongoing expenses include advisory fees, distribution and service (12b-1) fees and other Fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The information in the following table is based on an investment of $1,000 invested on April 1, 2021 and held for the six months ended September 30, 2021.

ACTUAL EXPENSES

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN FOR THE SIX MONTHS ENDED SEPTEMBER 30, 20211

	Actual Total Return	Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021		Annualized Expense Ratio	Expenses Paid During the Period[2]
Baron Asset Fund — Retail Shares	9.73%	$1,000.00	$1,097.30		1.29%	$6.78
Baron Asset Fund — Institutional Shares	9.88%	$1,000.00	$1,098.80		1.03%	$5.42
Baron Asset Fund — R6 Shares	9.88%	$1,000.00	$1,098.80		1.03%	$5.42
Baron Growth Fund — Retail Shares	11.57%	$1,000.00	$1,115.70		1.29%	$6.84
Baron Growth Fund — Institutional Shares	11.71%	$1,000.00	$1,117.10		1.03%	$5.47
Baron Growth Fund — R6 Shares	11.71%	$1,000.00	$1,117.10		1.03%	$5.47
Baron Small Cap Fund — Retail Shares	7.62%	$1,000.00	$1,076.20		1.29%	$6.71
Baron Small Cap Fund — Institutional Shares	7.77%	$1,000.00	$1,077.70		1.03%	$5.36
Baron Small Cap Fund — R6 Shares	7.75%	$1,000.00	$1,077.50		1.03%	$5.36
Baron Opportunity Fund — Retail Shares	7.76%	$1,000.00	$1,077.60		1.31%	$6.82
Baron Opportunity Fund — Institutional Shares	7.91%	$1,000.00	$1,079.10		1.05%	$5.47
Baron Opportunity Fund — R6 Shares	7.90%	$1,000.00	$1,079.00		1.06%	$5.52
Baron Fifth Avenue Growth Fund — Retail Shares	12.07%	$1,000.00	$1,120.70	[3]	1.00%[4]	$5.32
Baron Fifth Avenue Growth Fund — Institutional Shares	12.20%	$1,000.00	$1,122.00	[3]	0.75%[4]	$3.99
Baron Fifth Avenue Growth Fund — R6 Shares	12.22%	$1,000.00	$1,122.20	[3]	0.75%[4]	$3.99
Baron Discovery Fund — Retail Shares	0.63%	$1,000.00	$1,006.30		1.31%	$6.59
Baron Discovery Fund — Institutional Shares	0.78%	$1,000.00	$1,007.80		1.05%	$5.28
Baron Discovery Fund — R6 Shares	0.75%	$1,000.00	$1,007.50		1.05%	$5.28
Baron Durable Advantage Fund — Retail Shares	15.34%	$1,000.00	$1,153.40	[3]	0.95%[4]	$5.13
Baron Durable Advantage Fund — Institutional Shares	15.48%	$1,000.00	$1,154.80	[3]	0.70%[4]	$3.78
Baron Durable Advantage Fund — R6 Shares	15.48%	$1,000.00	$1,154.80	[3]	0.70%[4]	$3.78

[1]	Assumes reinvestment of all dividends and capital gain distributions, if any.
[2]

Expenses are equal to each share class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

[3]	Ending account value assumes the return earned after waiver and would have been lower if a portion of the expenses had not been waived.
[4]	Annualized expense ratios are adjusted to reflect fee waiver.

Baron Funds	September 30, 2021

FUND EXPENSES (Unaudited) (Continued)

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account values and expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example relating to the Funds with the 5% hypothetical examples that appear in the shareholder reports of other funds.

BASED ON HYPOTHETICAL TOTAL RETURN FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2021

	Hypothetical Annualized Total Return	Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021		Annualized Expense Ratio	Expenses Paid During the Period[2]
Baron Asset Fund — Retail Shares	5.00%	$1,000.00	$1,018.60		1.29%	$6.53
Baron Asset Fund — Institutional Shares	5.00%	$1,000.00	$1,019.90		1.03%	$5.22
Baron Asset Fund — R6 Shares	5.00%	$1,000.00	$1,019.90		1.03%	$5.22
Baron Growth Fund — Retail Shares	5.00%	$1,000.00	$1,018.60		1.29%	$6.53
Baron Growth Fund — Institutional Shares	5.00%	$1,000.00	$1,019.90		1.03%	$5.22
Baron Growth Fund — R6 Shares	5.00%	$1,000.00	$1,019.90		1.03%	$5.22
Baron Small Cap Fund — Retail Shares	5.00%	$1,000.00	$1,018.60		1.29%	$6.53
Baron Small Cap Fund — Institutional Shares	5.00%	$1,000.00	$1,019.90		1.03%	$5.22
Baron Small Cap Fund — R6 Shares	5.00%	$1,000.00	$1,019.90		1.03%	$5.22
Baron Opportunity Fund — Retail Shares	5.00%	$1,000.00	$1,018.50		1.31%	$6.63
Baron Opportunity Fund — Institutional Shares	5.00%	$1,000.00	$1,019.80		1.05%	$5.32
Baron Opportunity Fund — R6 Shares	5.00%	$1,000.00	$1,019.75		1.06%	$5.37
Baron Fifth Avenue Growth Fund — Retail Shares	5.00%	$1,000.00	$1,020.05	[3]	1.00%[4]	$5.06
Baron Fifth Avenue Growth Fund — Institutional Shares	5.00%	$1,000.00	$1,021.31	[3]	0.75%[4]	$3.80
Baron Fifth Avenue Growth Fund — R6 Shares	5.00%	$1,000.00	$1,021.31	[3]	0.75%[4]	$3.80
Baron Discovery Fund — Retail Shares	5.00%	$1,000.00	$1,018.50		1.31%	$6.63
Baron Discovery Fund — Institutional Shares	5.00%	$1,000.00	$1,019.80		1.05%	$5.32
Baron Discovery Fund — R6 Shares	5.00%	$1,000.00	$1,019.80		1.05%	$5.32
Baron Durable Advantage Fund — Retail Shares	5.00%	$1,000.00	$1,020.31	[3]	0.95%[4]	$4.81
Baron Durable Advantage Fund — Institutional Shares	5.00%	$1,000.00	$1,021.56	[3]	0.70%[4]	$3.55
Baron Durable Advantage Fund — R6 Shares	5.00%	$1,000.00	$1,021.56	[3]	0.70%[4]	$3.55

[1]	Assumes reinvestment of all dividends and capital gain distributions, if any.
[2]

Expenses are equal to each share class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

[3]	Ending account value assumes the return earned after waiver and would have been lower if a portion of the expenses had not been waived.
[4]	Annualized expense ratios are adjusted to reflect fee waiver.

September 30, 2021	Baron Funds

DISCLOSURE REGARDING THE APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS FOR THE FUNDS BY THE BOARD OF TRUSTEES (Unaudited)

The Board of Trustees (the “Board”) of Baron Investment Funds Trust (the “Trust”) met on May 5, 2021 to discuss the selection of BAMCO, Inc. (the “Adviser”) as the investment adviser and the approval of the investment advisory agreements for Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund (each, a “Fund” and collectively, the “Funds”). The members of the Board who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”) met in a separate session to discuss and consider the renewal of the investment advisory agreements for the Funds. Representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, provided reports to the Board and attended the Board meeting. The Trustees received a substantial amount of information from the Adviser and from Broadridge, and were advised by independent legal counsel. Based on its evaluation of this and other information, the Board, including a majority of the Independent Trustees, approved the continuation of the investment advisory agreements for the Funds for an additional one-year period.

In reaching its determination, the Board considered various factors that it deemed relevant, including the factors listed below.

1. NATURE, EXTENT AND QUALITY OF SERVICES

The Trustees considered the information provided, including, for many, their experience and knowledge gained from their service as Trustees and their experience generally, including the following, which they had considered in past years and remained, in their thinking, material to their consideration:

•	Their confidence in the senior personnel, portfolio management, the financial condition of the Adviser and its affiliates and the Adviser’s available resources;

•

The nature, extent and quality of the services provided by the Adviser, including: intensive devotion to research, selection of broker/dealers for Fund portfolio transactions, relationships with and supervision of third party service providers, such as the Funds’ custodian and transfer agent, the quality of shareholder reports, the ability to monitor adherence to investment guidelines and restrictions, the legal, accounting and compliance services provided to the Funds and the support services provided to the Board;

•

The Adviser’s investment principles and processes and the historical performance of the Funds as compared to similar funds managed by other advisers and other funds managed by the Adviser over comparable periods;

•

The advisory fees and total expense ratios of the Funds and comparisons to similar funds managed by other advisers over comparable periods. They observed that, for most of the Funds, while the advisory fee was comparatively higher, the net operating expenses paid by the Funds (total expense ratio) were within the range of those of the funds in their respective peer groups; and

•	Additional services provided by the Adviser.

The Board concluded that the nature, extent and quality of the services the Adviser provides to each Fund, including performance consistent with its investing principles, supported approval of the investment advisory agreement for each Fund.

2. INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

As part of its consideration of the investment performance of the Funds and the Adviser, the Board took into account the analyses performed by and discussed with representatives of Broadridge. The Board considered for each Fund, among other information, Broadridge’s comparisons of the expense ratio and contractual advisory fee with those of peer group funds selected by Broadridge and Morningstar category medians. The Board also considered, among other performance information, Broadridge’s comparisons of each Fund’s annualized total return and related risk metrics over one-, three-, five- and ten-year periods, where applicable, against peer group funds and Morningstar category medians. After considering all the information, the Board concluded that the Adviser continued to invest in accordance with its long-standing principles and that each Fund’s performance remained consistent with expectations for the Adviser’s investment style, in light of recent market conditions.

3. COSTS OF SERVICES PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER

The Board considered comparisons of the advisory fees charged and services provided by the Adviser and its investment adviser affiliate to sub-advised accounts and separately managed accounts. The Board considered that, while the advisory fees for the other clients are the same as, or lower than, the fees for the Funds, the Adviser or its affiliate performs significantly fewer services for those clients compared with those provided by the Adviser to the Funds. The Board also considered a profitability analysis prepared by the Adviser and discussed with the representatives of the Adviser that the Adviser has continued to invest in quality personnel, systems and facilities, and otherwise continued to invest in its business, irrespective of fund flows.

The Board also considered benefits that accrue to the Adviser and its affiliates from their relationship with the Funds. The Board considered the costs of portfolio management, including the types of investments made for the Funds, the personnel and systems necessary for implementation of investment strategies, and the pre-tax profits realized by the Adviser and its affiliates from their relationship with the Funds.

4. ECONOMIES OF SCALE AND BENEFITS TO INVESTORS

The Board considered the extent to which each Fund’s advisory fee reflected economies of scale for the benefit of Fund shareholders, appreciating that the economies of scale analysis is predicated on generally predictable increasing assets and noting the small size of certain Funds and the significant fluctuation in assets in recent years. The Board considered that small- and mid-cap investment strategies require more attention by the Adviser than a strategy that involves other types of investing, particularly as asset size increases. The Board considered that the Adviser was continuing to grow and upgrade its staff and invest in its business. The Board members reiterated their intention to continue to consider the extent of economies of scale, asset growth and the Adviser’s plans to invest further to support the Funds.

The Board concluded that the advisory fee for each Fund was supported by the entirety of the presentation and particularly in light of the services provided as discussed at this meeting.

After due consideration of the above-enumerated factors and other factors it deemed relevant, the Board, including a majority of the Independent Trustees, approved the continuance of each Fund’s investment advisory agreement.

Baron Funds	September 30, 2021

MANAGEMENT OF THE FUNDS (Unaudited)

Board of Trustees and Officers.

Trustees of the Trust, together with information as to their positions with the Trust, principal occupations and other board memberships and affiliations for the past five years, are shown below. Each Trustee serves as Trustee of the Trust until its termination; until the Trustee’s retirement, resignation or death; or as otherwise specified in the Trust’s organizational documents. Unless otherwise noted, the address of each Officer and Trustee is Baron Investment Funds Trust, 767 Fifth Avenue, 49th Floor, New York, NY 10153. All Trustees listed below, whether Interested or Independent, serve as Trustees for the Trust. Additional information about the Trustees and Officers of the Trust can be found in the Trust’s Statement of Additional Information (the “SAI”) which may be obtained without charge by writing or calling 1-800-99BARON. The SAI is also available on the Baron Funds® website, www.BaronFunds.com.

Name, Address & Age	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees

Ronald Baron(1),(2) 767 Fifth Avenue New York, NY 10153 Age: 78	Chief Executive Officer, Trustee and Portfolio Manager	34 years	Director, Chairman and CEO: the Firm* (1982-Present); Trustee: Baron Investment Funds Trust (1987-Present); Trustee: Baron Select Funds (2003-Present); Portfolio Manager: Baron USA Partners Fund, Ltd. (2003-Present).	18	None

Linda S. Martinson(1),(2) 767 Fifth Avenue New York, NY 10153 Age: 66	Chairman, President, Chief Operating Officer and Trustee	34 years	Director: the Firm* (2003-Present); Secretary: the Firm* (1997-2008); President: the Firm* (2007-Present); Chief Operating Officer: the Firm (2006-Present); Chairman (2010-Present), President (2007-Present), Trustee (1987-Present): Baron Investment Funds Trust; Chairman (2010-Present), President (2007-Present), Trustee (2003-Present): Baron Select Funds; Director: Baron USA Partners Fund, Ltd. (2006-Present).	18	None
Independent Trustees

Thomas J. Folliard(3),(4),(5) 767 Fifth Avenue New York, NY 10153 Age: 56	Trustee	3 years	Non-Executive Chair of the Board: CarMax, Inc. (2016-Present); President and Chief Executive Officer: CarMax, Inc. (2006-2016); Trustee: Baron Investment Funds Trust (2017-Present), Baron Select Funds (2017-Present).	18	Director: PulteGroup, Inc. (2012-Present).

Abraham (Avi) Nachmany(4),(5) 767 Fifth Avenue New York, NY 10153 Age: 69	Trustee	2 years	Independent mutual fund industry consultant (2016-Present); Director of Research E.V.P., Co-Founder Strategic Insight (1986-2015); Advisory Board Member: Baron Investment Funds Trust and Baron Select Funds (5/2019-5/2020); Trustee: Baron Investment Funds Trust, Baron Select Funds (5/2020-Present).	18	None

Raymond Noveck(3),(4),(5) 767 Fifth Avenue New York, NY 10153 Age: 78	Lead Trustee	34 years	Private Investor (1999-Present); Trustee: Baron Investment Funds Trust (1987-Present), Baron Select Funds (2003-Present); Founder and President of Strategic Systems, Inc., provider of “The Medical Information Line” (1989-1999); Executive Vice President, Lifetime Corporation (1987-1989).	18	None

Anita Rival(4),(5) 767 Fifth Avenue New York, NY 10153 Age: 57	Trustee	6 years	Advisory Board Member: Impala Asset Management, LLC (2014-Present); Advisory Board Member: ValueAct Capital, LLC (2014-Present); Senior Advisor: Magnetar Capital (2011-2012); Trustee: Baron Investment Funds Trust, Baron Select Funds (2013-Present).	18	Director: Golub Capital BDC, Inc. (2011-Present).

David A. Silverman, MD(4),(5) 767 Fifth Avenue New York, NY 10153 Age: 71	Trustee	34 years	Physician at NYU/ Langone Medical Center and Faculty at New York University School of Medicine (1976-Present); Trustee: Baron Investment Funds Trust (1987-Present), Baron Select Funds (2003-Present).	18	None

September 30, 2021	Baron Funds

MANAGEMENT OF THE FUNDS (Unaudited) (Continued)

Name, Address & Age	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees (continued)

Marvelle Sullivan(4),(5) 767 Fifth Avenue New York, NY 10153 Age: 42	Trustee	1 year	Founder and CEO: Marvelle Co. LLC (2019-Present); Managing Director: J.P. Morgan (2017-2019); Global Head of M&A: Novartis (2009-2017); Advisory Board Member: Baron Investment Funds Trust and Baron Select Funds (2/2020-5/2020); Trustee: Baron Investment Funds Trust and Baron Select Funds (5/2020-Present).	18	None

Alejandro (Alex) Yemenidjian(3),(4),(5) 767 Fifth Avenue New York, NY 10153 Age: 65	Trustee	15 years	Chairman and CEO: Tropicana Las Vegas (gaming) (2009-2015); Chairman and CEO: Armenco Holdings, LLC (investment company) (2005-Present); Managing Partner: Armenco Capital LLC (investment company) (2013-Present); Chief Executive Officer: Oshidori International Holdings, Ltd. (2019-Present); Trustee: Baron Investment Funds Trust (2006-Present), Baron Select Funds (2006-Present).	18	Director: Guess?, Inc. (2005-Present)

Errol Taylor(4),(5) 767 Fifth Avenue New York, NY 10153 Age: 65	Trustee	<1 year	Partner: Milbank LLP (2003-2020); Partner and Member Executive Committee (1987-2003); Senior Research Associate: Bristol-Myers Squibb Company (1977-1987). Trustee: Baron Investment Funds Trust and Baron Select Funds (12/2020-Present).		Trustee: New York Law School (2014-Present); Trustee: Clark Atlanta University (2017-Present).
Additional Officers of the Funds

Louis Beasley 767 Fifth Avenue New York, NY 10153 Age: 49	Vice President and Chief Compliance Officer	6 years	Chief Compliance Officer: Baron Capital Group, Inc., BAMCO, Inc., Baron Capital Management Inc., Baron Investment Funds Trust, Baron Select Funds, Baron USA Partners Fund, Ltd (2014-Present); Vice President: the Firm* (2014-Present); Principal and Director of Investment Management Compliance and Risk Management: Bessemer Trust (2006-2014).	N/A	N/A

Clifford Greenberg 767 Fifth Avenue New York, NY 10153 Age: 62	Senior Vice President and co-Chief Investment Officer	24 years	Director, Senior Vice President and Co-CIO: the Firm*; Senior Vice President: Baron Investment Funds Trust, Baron Select Funds; Portfolio Manager: Baron Small Cap Fund.	N/A	N/A

Patrick M. Patalino 767 Fifth Avenue New York, NY 10153 Age: 53	Vice President, General Counsel and Secretary	14 years	Vice President, General Counsel and Secretary: the Firm*, Baron Investment Funds Trust, Baron Select Funds; General Counsel: Baron USA Partners Fund, Ltd.	N/A	N/A

Andrew Peck 767 Fifth Avenue New York, NY 10153 Age: 52	Senior Vice President and co-Chief Investment Officer	18 years	Senior Vice President and Co-CIO: the Firm*, Baron Investment Funds Trust, Baron Select Funds; Portfolio Manager: Baron Asset Fund.	N/A	N/A

Peggy C. Wong 767 Fifth Avenue New York, NY 10153 Age: 60	Treasurer and Chief Financial Officer	34 years	Chief Financial Officer and Treasurer: the Firm*, Baron Investment Funds Trust, Baron Select Funds.	N/A	N/A

*	The “Firm” means BCG along with its subsidiaries BCI, Baron Capital Management, Inc. and BAMCO.
(1)	Trustees deemed to be “Interested Trustees” by reason of their employment with the Adviser and BCI.
(2)	Members of the Executive Committee, which is empowered to exercise all of the powers, including the power to declare dividends, of the full Board when the full Board is not in session.
(3)	Members of the Audit Committee.
(4)	Members of the Nominating Committee.
(5)	Members of the Independent Trustees Committee.

Privacy Notice

The Funds collect nonpublic personal information about you from the following sources:

∎	Information we receive from you on applications or other forms;
∎	Information about your transactions with us, our Adviser or others; and
∎	Information we receive from third parties, such as credit reporting agencies.

“Nonpublic personal information” is private information about you that we obtain in connection with providing a financial product or service to you.

We may share your name and address with other Baron Funds and the Adviser and its affiliates for the purpose of sending you information about our products that we believe may be of interest to you and informing you of our upcoming Baron Investment Conference and for sending required information.

We do not disclose any nonpublic personal information about our customers to anyone, except as permitted or required by law. Examples of permitted disclosures under the law include sharing with companies that work for us to provide you services, such as the Transfer Agent or mailing house. All such companies that act on our behalf are contractually obligated to keep the information that we provide to them confidential and to use the information only to provide the services that we have asked them to perform for you and us.

We restrict access to nonpublic information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

This privacy notice is also available at all times on the Baron Funds® website, www.BaronFunds.com or by calling 1-800-99BARON.

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767 Fifth Avenue, 49th Fl.

New York, NY 10153

1.800.99.BARON

212-583-2000

www.BaronFunds.com

SEPTEMBER 30

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics for Principal Executive and Senior Financial Officers (the “Code”). Upon request, the Registrant will provide a copy of the Code to any person without charge. To obtain a copy of the Code, please send your request to info@Baronfunds.com or call 1-800-99BARON (1-800-992-2766).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has three audit committee financial experts serving on its Audit Committee, Raymond Noveck, Alex Yemenidjian, and Thomas J. Folliard. Mr. Noveck, Mr. Yemenidjian, and Mr. Folliard are “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The following table shows the fees paid to PricewaterhouseCoopers, LLP, the Registrant’s principal accounting firm during the fiscal years ended September 30, 2021 and September 30, 2020:

(a)

Audit Fees: for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings or engagements:

	2021	2020
Baron Investment Funds Trust	$323,229	$333,960

(b)	Audit-Related Fees: for assurance and related services that are reasonably related to the performance of the audit and are not included as Audit Fees:

	2021	2020
Baron Investment Funds Trust	$0	$0

(c)	Tax Fees: for professional services rendered for tax compliance, tax advice and tax planning:

	2021	2020
Baron Investment Funds Trust	$93,978	$103,973

The Tax Fees represent services provided in connection with the preparation of tax returns and year-end distribution review.

(d)	All Other Fees: for products and services provided by such accounting firm that are not included in (a), (b) or (c) above:

	2021	2020
Baron Investment Funds Trust	$0	$0

e)

Audit Committee Pre-Approval Policies and Procedures: (i) Pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X and to its charter, the Audit Committee shall pre-approve all audit and non-audit services provided by the independent auditors and in connection therewith to review and evaluate the qualifications, independence and performance of the Fund’s independent auditors; (ii) 100% of the services described in each of items 4(b) through 4(d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last two fiscal years is as follows:

2021: $34,000

2020: $33,000

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The members of the Audit Committee are Raymond Noveck, Alex Yemenidjian, and Thomas J. Folliard.

Item 6. Schedule of Investments.

Included herein under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a) (2) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(b) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BARON INVESTMENT FUNDS TRUST

By:	/s/ Ronald Baron
Ronald Baron
Chief Executive Officer

Date: December 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald Baron
Ronald Baron
Chief Executive Officer

Date: December 6, 2021

By:	/s/ Peggy Wong
Peggy Wong
Treasurer and Chief Financial Officer

Date: December 6, 2021